UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21587

Old Mutual Funds I
(Exact name of registrant as specified in charter)
________

4643 South Ulster Street, Suite 600
Denver, CO 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, CO 80237
(Name and address of agent for service)

Copies to:

William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Stradley Ronon Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8082	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: July 31

Date of reporting period: January 31, 2010

Item 1.	Reports to Stockholders.

[OLD MUTUAL LOGO]
          Funds I

                                                         Old Mutual Funds I

                                                            SEMI-ANNUAL
                                                              REPORT

                                                          January 31, 2010

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Asset Allocation Growth Portfolio

TABLE OF CONTENTS

About This Report                                                                                                                  1

Message to Shareholders                                                                                                            3

Management Discussion of Fund Performance
and Schedules of Investments

   Old Mutual Asset Allocation Conservative Portfolio
      Class A (OMCAX), Class C (OMCCX), Class Z (OMCZX), Institutional Class (OMCIX)                                               4

   Old Mutual Asset Allocation Balanced Portfolio
      Class A (OMABX), Class C (OMBCX), Class Z (OMBZX), Institutional Class (OMBLX)                                               8

   Old Mutual Asset Allocation Moderate Growth Portfolio
      Class A (OMMAX), Class C (OMMCX), Class Z (OMMZX), Institutional Class (OMMIX)                                              12

   Old Mutual Asset Allocation Growth Portfolio
      Class A (OMGAX), Class C (OMCGX), Class Z (OMGZX), Institutional Class (OMGIX)                                              16

Statements of Assets and Liabilities                                                                                              21

Statements of Operations                                                                                                          22

Statements of Changes in Net Assets                                                                                               23

Financial Highlights                                                                                                              24

Notes to Financial Statements                                                                                                     27

Proxy Voting and Portfolio Holdings                                                                                               39

Fund Expenses Example                                                                                                             40

ABOUT THIS REPORT

HISTORICAL RETURNS
____________________________________________________________________________________________________________________________________

All total returns mentioned in this report account for the change in a Fund's per-share price and the reinvestment of any dividends and capital gain distributions. If your account is set up to receive Fund dividends and distributions in cash rather than reinvest them, your actual return may differ from these figures. The Funds' performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call toll-free at 888-772-2888 or visit oldmutualfunds.com for performance results current to the most recent month-end.

Performance results for short periods of time may not be representative of longer-term results. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Funds each offer Class A, Class C, Class Z and
Institutional Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to aggregate annual distribution and service fees of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months of purchase. Class Z and Institutional Class shares are only available to eligible shareholders. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

FUND DATA
____________________________________________________________________________________________________________________________________

This report reflects views, opinions and Fund holdings as of January 31, 2010, the end of the report period, and these views and opinions are subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or of the Funds. Opinions and forecasts regarding industries, companies and/or themes and Fund composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of January 31, 2010 are included in each Fund's Schedule of Investments. There is no assurance that the securities purchased will remain in a Fund or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMPARATIVE INDEXES
____________________________________________________________________________________________________________________________________

The comparative indexes discussed in this report are meant to provide a basis for judging the Funds' performance against specific benchmarks. Each index shown accounts for both changes in security price and reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The total return figures for the Morgan Stanley Capital International ("MSCI") EAFE®
Index assume changes in security prices and the deduction of local taxes. The Funds may significantly differ in holdings and composition from an index. Individuals cannot invest directly in an index.

Indexes:

Barclays Capital U.S. Aggregate Index

The unmanaged Barclays Capital U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The unmanaged index is market value-weighted inclusive of accrued interest.

                                                                 1

ABOUT THIS REPORT - concluded

MSCI EAFE® Index

The unmanaged MSCI EAFE® Index is a market capitalization-weighted index designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 2009, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy,
Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Standard & Poor's SuperComposite 1500 Index

The unmanaged Standard & Poor's SuperComposite 1500 ("S&P 1500") Index is a broad-based, capitalization-weighted index comprising
1,500 stocks of large-cap, mid-cap and small-cap U.S. companies.

Standard & Poor's 500 Index

The unmanaged Standard & Poor's 500 ("S&P 500") Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

Index returns and statistical data included in this report are provided by Bloomberg, FactSet and Barclays Capital.

                                                                 2

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

The six-month period ended January 31, 2010 saw a continuation of the market rally that began in mid-March 2009, during which investors focused on the least expensive, riskiest, lowest quality stocks, as they sought bargains in anticipation of an economic and financial market rebound. The market later rose dramatically, as signs of global economic recovery became more abundant, corporate profits exceeded investors' expectations, and the low-quality focus began to abate in October 2009. Investors shifted to earnings as a key driver of stock attractiveness. Risk conditions began to stabilize under this renewed attention to fundamentals, supporting good stock returns through December 2009. All of the major asset classes were up between August 1, 2009 and January 31,
2010. During this period the S&P 500 Index returned 9.87%, while the MSCI EAFE Index returned 6.93% over this same period. From a bond perspective, the Barclays Capital U.S. Aggregate Index was up 3.87%. The S&P 500's climb stopped, however, during the final month of the period, due to investors seeking safer investments as the debt crisis in Greece and uncertainty around U.S. financial reforms rattled investor confidence.

Old Mutual Capital, Inc. believes that global economic recovery will continue to be subdued as lending growth remains restricted in most economies, and that a key source of global economic recovery will likely be the emerging markets which are experiencing good growth that is likely to be sustained. Recent indications show that investors are returning to a more typical focus on the objective fundamentals of stocks, whereby data such as earnings are driving decision making, as opposed to other forms of sentiment. While Old
Mutual Capital, Inc. expects there to be continued moderate market volatility over the near-term, it believes markets will begin normalizing overall.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in the
Old Mutual Funds I portfolios. Please do not hesitate to contact us if there is anything we can do to better serve you. Feel free to contact me directly at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.

Sincerely,

/s/Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Funds I

                                                                 3

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the six-month period ended January 31, 2010, Class A shares of the Old Mutual Asset Allocation Conservative Portfolio (the
     "Fund") returned 6.69% at net asset value, while the S&P 1500 Index returned 10.07% and the Barclays Capital U.S. Aggregate
     Index returned 3.87%.

o    The Fund's performance during the period benefited from the high yield bond and the U.S. value equity asset classes. The international equity and short-term bond asset classes detracted from performance.

o    Old Mutual Barrow Hanley Core Bond Fund, Old Mutual Barrow Hanley Value Fund and Old Mutual Dwight High Yield Fund were among the contributors to overall performance.

o    Old Mutual  Advantage  Growth  Fund (no longer a Fund holding), Old Mutual TS&W Small Cap Value Fund and Old Mutual Copper Rock
     Emerging  Growth  Fund  were  among  the  detractors  from  overall  performance  this  period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the six-month period ended January 31, 2010, Class A shares of the Old Mutual Asset Allocation Conservative Portfolio (the
     "Fund") returned 6.69% at net asset value, while the S&P 1500 Index returned 10.07% and the Barclays Capital U.S. Aggregate
     Index returned 3.87%. Performance for all share classes can be found on page 6.

Q.   What investment environment did the Fund face during the past period?

A.   The past six-month period saw a rally in the global economy. Ibbotson Associates Advisors, LLC ("Ibbotson"), the Fund's
     sub-adviser, believes that data may show that the longest post-war recession ended sometime during the second or third quarter of 2009, but long-term structural damage to the economic environment has been done.

     All of the major asset classes were up between August 1, 2009 and January 31, 2010. During this period the S&P 500 Index returned 9.87%, while the MSCI EAFE Index returned 6.93% over this same period. From a bond perspective, the Barclays Capital
     U.S. Aggregate Index was up 3.87% while non-U.S. bonds performance lagged their U.S. counterparts.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund generally strives for a 30% equity and 70% fixed income allocation. The Fund's performance during the period benefited from the high yield bond and the U.S. value equity asset classes. The international equity and short-term bond asset classes detracted from performance. Additionally, in December 2009, Ibbotson implemented a tactical overweight to U.S. large-cap equity which hurt Fund performance during December 2009 and January 2010.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "fund of funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund, Old Mutual
     Barrow Hanley Value Fund and Old Mutual Dwight High Yield Fund were among the contributors to overall performance. Old Mutual
     Advantage Growth Fund (no longer a Fund holding), Old Mutual TS&W Small Cap Value Fund and Old Mutual Copper Rock Emerging
     Growth Fund were among the detractors from overall performance this period.

Asset Allocation Conservative Portfolio

                                                                 4

Top Ten Holdings
as of January 31, 2010

Old Mutual Barrow Hanley
Core Bond Fund                                                             37.1%
___________________________________________________________________________________

Old Mutual Dwight
Intermediate Fixed
Income Fund                                                                15.1%
___________________________________________________________________________________

Old Mutual Dwight Short
Term Fixed Income Fund                                                     10.9%
___________________________________________________________________________________

Old Mutual Dwight High
Yield Fund                                                                  7.5%
___________________________________________________________________________________

Old Mutual Barrow Hanley
Value Fund                                                                  6.2%
___________________________________________________________________________________

Old Mutual International
Equity Fund                                                                 5.9%
___________________________________________________________________________________

Old Mutual TS&W Mid-Cap
Value Fund                                                                  5.0%
___________________________________________________________________________________

Old Mutual Large Cap
Growth Fund                                                                 4.2%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     3.3%
___________________________________________________________________________________

Old Mutual Analytic U.S.
Long/Short Fund                                                             1.8%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           97.0%
___________________________________________________________________________________

Q.   What is the investment outlook?

A.   Ibbotson believes concerns still exist in the economy, namely limited credit opportunities, central banks faced with excess liquidity, near record-high unemployment, an unstable housing market, and increased regulations. On a positive note, however,
     Ibbotson believes these macroeconomic conditions should keep inflation in check, and despite these headwinds, current market prices, technical indicators, momentum, and investor sentiment may cause the current rally to persist for some time. Ibbotson notes that given the current situation, several challenges have presented themselves. Ibbotson points out that equities appear either fully priced or expensive, while cash and short-to-intermediate-term bonds have low yields and are likely to lose money once yields return to their normal ranges. Ibbotson points out though that, globally, the economic picture has improved in many countries, and if corporate earnings improve, there may be opportunities across the board. Therefore, Ibbotson is carefully monitoring all asset classes.

                                                                                             Asset Allocation Conservative Portfolio

                                                                 5

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO - concluded
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of January 31, 2010
____________________________________________________________________________________________________________________________________

                                                                                                Annualized       Annualized
                                                    Inception       6 Month      1 Year           5 Year          Inception
                                                      Date          Return       Return           Return           to Date
____________________________________________________________________________________________________________________________________

Class A with load                                    09/30/04        0.56%       13.75%            3.16%            3.58%
Class A without load                                 09/30/04        6.69%       20.71%            4.39%            4.74%
Class C with load                                    09/30/04        5.30%       18.91%            3.63%            3.98%
Class C without load                                 09/30/04        6.30%       19.91%            3.63%            3.98%
Class Z                                              12/09/05        6.81%       21.14%             n/a             4.61%
Institutional Class                                  09/30/04        6.81%       21.26%            4.65%            5.01%
S&P 1500 Index                                       09/30/04       10.07%       34.12%            0.46%            1.70%
Barclays Capital U.S. Aggregate Index                09/30/04        3.87%        8.51%            5.16%            5.13%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative indexes can be found on pages 1 and 2.

Class A shares have a current maximum initial sales charge of 5.75%; Class C shares may be subject to a contingent deferred sales charge ("CDSC") of 1.00%, if redeemed within twelve months of the date of purchase; and Class A share purchases of $1 million or more, which were purchased without an initial sales charge, may be subject to a CDSC of 1.00%, if redeemed within twelve months of the date of purchase. Please read the prospectus carefully for more information on sales charges. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Class A, Class C, Class Z and Institutional
Class shares (as reported in the prospectus dated November 19, 2009) are 1.65% and 1.40%; 2.33% and 2.15%; 8.56% and 1.15%; and
2.22% and 1.15%, respectively.

Fund Performance
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual Asset Allocation Conservative Portfolio, Class A	Old Mutual Asset Allocation Conservative Portfolio, Class C	Old Mutual Asset Allocation Conservative Portfolio, Institutional Class	S&P 1500 Index	Barclays Capital U.S. Aggregate Index
9/30/2004	9,425	10,000	10,000	10,000	10,000
7/31/2005	10,025	10,575	10,660	11,359	10,255
7/31/2006	10,365	10,853	11,048	11,954	10,405
7/31/2007	11,339	11,783	12,124	13,879	10,985
7/31/2008	11,366	11,728	12,174	12,420	11,661
7/31/2009	11,311	11,588	12,151	9,940	12,576
1/31/2010	12,067	12,318	12,978	10,941	13,062

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class A, Class C and Institutional Class shares on the inception date of 9/30/04 to an investment made in unmanaged securities indexes on that date.
The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of January 31, 2010 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents	1.0%
Government/Corporate	70.6%
Growth	1.3%
Growth-Large Cap	4.2%
International Equity	5.9%
Market Neutral-Equity	1.8%
Value	9.5%
Value-Mip Cap	5.0%
Value-Small Cap	0.7%

                                                                 6

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)
_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1)- 99.3%                                         Money Market Fund - 1.0%
                                                                              Dreyfus Cash Management Fund,
Government/Corporate - 70.8%                                                  Institutional Class, 0.109% (A)          478,120    $        478
Old Mutual Barrow                                                                                                                 ______________
   Hanley Core Bond Fund                   1,684,366   $     17,669
Old Mutual Dwight                                                          Total Money Market Fund (Cost $478)                             478
   High Yield Fund                           338,805          3,581        _____________________________________________________________________
Old Mutual Dwight Intermediate
   Fixed Income Fund                         703,642          7,212        Total Investments - 100.3% (Cost $46,734)                    47,688
Old Mutual Dwight Short Term Fixed                                         _____________________________________________________________________
   Income Fund                               516,042          5,202
                                                       ______________      Other Assets and Liabilities, Net - (0.3)%                     (122)
                                                                           _____________________________________________________________________
Total Government/Corporate                                   33,664
_____________________________________________________________________      Total Net Assets - 100.0%                              $     47,566
                                                                           _____________________________________________________________________
Growth - 1.3%
Old Mutual Copper Rock Emerging                                            For descriptions of abbreviations and footnotes, please refer to
   Growth Fund*                               73,077            620        page 20.
                                                       ______________
                                                                           Other Information:
Total Growth                                                    620
_____________________________________________________________________      The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are
Growth-Large Cap - 4.2%                                                    summarized in three broad levels as follows:
Old Mutual Large Cap
   Growth Fund                               136,319          2,024        Level 1 - quoted prices in active markets for identical securities
                                                       ______________      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
Total Growth-Large Cap                                        2,024                  credit risk, etc.)
_____________________________________________________________________      Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
International Equity - 5.9%
Old Mutual International Equity Fund         349,663          2,804        The inputs or methodology used for valuing securities are not
                                                       ______________      necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of January 31, 2010
Total International Equity                                    2,804        in valuing the Fund's net assets were as follows (000):
_____________________________________________________________________
                                                                                   Description            Level 1    Level 2   Level 3   Total
Market Neutral-Equity - 1.8%                                               _____________________________________________________________________
Old Mutual Analytic
   U.S. Long/Short Fund                       85,196            853        Investments
                                                       ______________         Affiliated Mutual Funds     $47,210      $-        $-     $47,210
                                                                              Money Market Fund               478       -         -         478
Total Market Neutral-Equity                                     853        _____________________________________________________________________
_____________________________________________________________________
                                                                           Total Investments              $47,688      $-        $-     $47,688
Value - 9.6%                                                               _____________________________________________________________________
Old Mutual Barrow Hanley Value Fund          524,885          2,976
Old Mutual Focused Fund                       77,470          1,578        Refer to the "Security Valuation" section of Note 2 for further
                                                       ______________      information.

Total Value                                                   4,554
_____________________________________________________________________

Value-Mid Cap - 5.0%
Old Mutual TS&W
   Mid-Cap Value Fund                        320,971          2,369
                                                       ______________

Total Value-Mid Cap                                           2,369
_____________________________________________________________________

Value-Small Cap - 0.7%
Old Mutual TS&W
   Small Cap Value Fund                       21,171            322
                                                       ______________

Total Value-Small Cap                                           322
                                                       ______________

Total Affiliated Mutual Funds (Cost $46,256)                 47,210
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 7

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the six-month period ended January 31, 2010, Class A shares of the Old Mutual Asset Allocation Balanced Portfolio (the
     "Fund") returned 7.49% at net asset value, while the S&P 1500 Index returned 10.07% and the Barclays Capital U.S. Aggregate
     Index returned 3.87%.

o    The Fund's performance during the period benefited from the high yield bond, U.S. mid-cap value, and U.S. real estate investment trust asset classes. The international equity, short-term bond, and U.S. small-cap growth asset classes detracted from performance.

o    Old Mutual Barrow Hanley Core Bond Fund, Old Mutual Barrow Hanley Value Fund and Old Mutual International Equity Fund were among the contributors to overall performance.

o    Old Mutual Advantage Growth Fund (no longer a Fund holding), Old Mutual Growth Fund (no longer a Fund holding) and Old Mutual
     Copper Rock Emerging Growth Fund were among the detractors from overall performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the six-month period ended January 31, 2010, Class A shares of the Old Mutual Asset Allocation Balanced Portfolio (the
     "Fund") returned 7.49% at net asset value, while the S&P 1500 Index returned 10.07% and the Barclays Capital U.S. Aggregate
     Index returned 3.87%. Performance for all share classes can be found on page 10.

Q.   What investment environment did the Fund face during the past period?

A.   The past six-month period saw a rally in the global economy. Ibbotson Associates Advisors, LLC ("Ibbotson"), the Fund's
     sub-adviser, believes that data may show that the longest post-war recession ended sometime during the second or third quarter of 2009, but long-term structural damage to the economic environment has been done.

     All of the major asset classes were up between August 1, 2009 and January 31, 2010. During this period the S&P 500 Index returned 9.87%, while the MSCI EAFE Index returned 6.93% over this same period. From a bond perspective, the Barclays Capital
     U.S. Aggregate Index was up 3.87% while non-U.S. bonds performance lagged their U.S. counterparts.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund generally strives for a 60% equity and 40% fixed income allocation. The Fund's performance during the period benefited from the high yield bond, U.S. mid-cap value, and U.S. real estate investment trust asset classes. The international equity, short-term bond, and U.S. small-cap growth asset classes detracted from performance. Additionally, in December 2009, Ibbotson implemented a tactical overweight to U.S. large-cap equity which hurt Fund performance during December 2009 and January 2010.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "fund of funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual Barrow Hanley Core Bond Fund, Old Mutual
     Barrow Hanley Value Fund and Old Mutual International Equity Fund were among the contributors to overall performance. Old
     Mutual Advantage Growth Fund (no longer a Fund holding), Old Mutual Growth Fund (no longer a Fund holding) and Old Mutual
     Copper Rock Emerging Growth Fund were among the detractors from overall performance this period.

Asset Allocation Balanced Portfolio

                                                                 8

Top Ten Holdings
as of January 31, 2010

Old Mutual Barrow
Hanley Core Bond Fund                                                      24.3%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Value Fund                                                          13.7%
___________________________________________________________________________________

Old Mutual International
Equity Fund                                                                12.6%
___________________________________________________________________________________

Old Mutual Large Cap
Growth Fund                                                                 7.3%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          7.1%
___________________________________________________________________________________

Old Mutual TS&W
Small Cap Value Fund                                                        6.0%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     5.9%
___________________________________________________________________________________

Old Mutual Dwight
Intermediate Fixed
Income Fund                                                                 5.8%
___________________________________________________________________________________

Old Mutual Dwight Short
Term Fixed Income Fund                                                      4.6%
___________________________________________________________________________________

Old Mutual Dwight
High Yield Fund                                                             4.3%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           91.6%
___________________________________________________________________________________

Q.   What is the investment outlook?

A.   Ibbotson believes concerns still exist in the economy, namely limited credit opportunities, central banks faced with excess liquidity, near record-high unemployment, an unstable housing market, and increased regulations. On a positive note, however,
     Ibbotson believes these macroeconomic conditions should keep inflation in check, and despite these headwinds, current market prices, technical indicators, momentum, and investor sentiment may cause the current rally to persist for some time. Ibbotson notes that given the current situation, several challenges have presented themselves. Ibbotson points out that equities appear either fully priced or expensive, while cash and short-to-intermediate-term bonds have low yields and are likely to lose money once yields return to their normal ranges. Ibbotson points out though that, globally, the economic picture has improved in many countries, and if corporate earnings improve, there may be opportunities across the board. Therefore, Ibbotson is carefully monitoring all asset classes.

                                                                                                 Asset Allocation Balanced Portfolio

                                                                 9

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO - concluded
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Return as of January 31, 2010
____________________________________________________________________________________________________________________________________

                                                                                                Annualized       Annualized
                                                    Inception       6 Month      1 Year           5 Year          Inception
                                                      Date          Return       Return           Return           to Date
____________________________________________________________________________________________________________________________________

Class A with load                                   09/30/04         1.27%       21.45%            2.21%            3.04%
Class A without load                                09/30/04         7.49%       28.91%            3.43%            4.19%
Class C with load                                   09/30/04         6.09%       27.03%            2.67%            3.45%
Class C without load                                09/30/04         7.09%       28.03%            2.67%            3.45%
Class Z                                             12/09/05         7.50%       29.19%             n/a             2.54%
Institutional Class                                 09/30/04         7.61%       29.28%            3.67%            4.44%
S&P 1500 Index                                      09/30/04        10.07%       34.12%            0.46%            1.70%
Barclays Capital U.S. Aggregate Index               09/30/04         3.87%        8.51%            5.16%            5.13%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative indexes can be found on pages 1 and 2.

Class A shares have a current maximum initial sales charge of 5.75%; Class C shares may be subject to a contingent deferred sales charge ("CDSC") of 1.00%, if redeemed within twelve months of the date of purchase; and Class A share purchases of $1 million or more, which were purchased without an initial sales charge, may be subject to a CDSC of 1.00%, if redeemed within twelve months of the date of purchase. Please read the prospectus carefully for more information on sales charges. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Class A, Class C, Class Z and Institutional
Class shares (as reported in the prospectus dated November 19, 2009) are 1.70% and 1.55%; 2.42% and 2.30%; 2.32% and 1.30%; and
1.49% and 1.30%, respectively.

Fund Performance
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual Asset Allocation Balanced Portfolio, Class A	Old Mutual Asset Allocation Balanced Portfolio, Class C	Old Mutual Asset Allocation Balanced Portfolio, Institutional Class	S&P 1500 Index	Barclays Capital U.S. Aggregate Index
9/30/2004	9,425	10,000	10,000	10,000	10,000
7/31/2005	10,445	11,031	11,115	11,359	10,255
7/31/2006	11,048	11,582	11,772	11,954	10,405
7/31/2007	12,616	13,132	13,495	13,879	10,985
7/31/2008	12,037	12,431	12,893	12,420	11,661
7/31/2009	10,917	11,188	11,717	9,940	12,576
1/31/2010	11,735	11,982	12,609	10,941	13,062

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class A, Class C and Institutional Class shares on the inception date of 9/30/04 to an investment made in unmanaged securities indexes on that date.
The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of January 31, 2010 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Government/Corporate	39.0%
Growth	1.6%
Growth-Large Cap	7.3%
Growth-Small Cap	0.8%
International Equity	12.6%
Market Neutral-Equity	2.9%
Cash Equivalents	1.0%
Sector Fund-Real Estate	2.1%
Value	19.6%
Value-Mip Cap	7.1%
Value-Small Cap	6.0%

                                                                 10

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)
_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1)- 99.3%                                         Value-Small Cap - 6.0%
                                                                              Old Mutual TS&W
Government/Corporate - 39.1%                                                  Small Cap Value Fund                      357,362   $      5,431
Old Mutual Barrow                                                                                                                 ______________
   Hanley Core Bond Fund                   2,106,856   $     22,101
Old Mutual Dwight High Yield Fund            367,253          3,882        Total Value-Small Cap                                         5,431
Old Mutual Dwight Intermediate                                                                                                    ______________
   Fixed Income Fund                         513,914          5,267
Old Mutual Dwight Short Term                                               Total Affiliated Mutual Funds (Cost $94,162)                 89,970
   Fixed Income Fund                         417,347          4,207        _____________________________________________________________________
                                                       ______________
                                                                           Money Market Fund - 1.0%
Total Government/Corporate                                   35,457        Dreyfus Cash Management Fund,
_____________________________________________________________________         Institutional Class, 0.109% (A)           914,348           914
                                                                                                                                  ______________
Growth - 1.6%
Old Mutual Copper Rock                                                     Total Money Market Fund (Cost $914)                            914
   Emerging Growth Fund*                     172,022          1,459        _____________________________________________________________________
                                                       ______________
                                                                           Total Investments - 100.3% (Cost $95,076)                   90,884
Total Growth                                                  1,459        _____________________________________________________________________
_____________________________________________________________________
                                                                           Other Assets and Liabilities, Net - (0.3)%                    (240)
Growth-Large Cap - 7.4%                                                    _____________________________________________________________________
Old Mutual Large Cap Growth Fund             449,741          6,679
                                                       ______________      Total Net Assets - 100.0%                              $    90,644
                                                                           _____________________________________________________________________
Total Growth-Large Cap                                        6,679
_____________________________________________________________________      For descriptions of abbreviations and footnotes, please refer to page 20.
Growth-Small Cap - 0.8%
Old Mutual Strategic                                                       Other Information:
   Small Company Fund                         80,834            689
                                                       ______________      The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are
Total Growth-Small Cap                                          689        summarized in three broad levels as follows:
_____________________________________________________________________
                                                                           Level 1 - quoted prices in active markets for identical securities
International Equity - 12.6%                                               Level 2 - other significant observable inputs (including quoted prices
Old Mutual International Equity Fund       1,424,912         11,428                  for similar securities, interest rates, prepayment speeds,
                                                       ______________                credit risk, etc.)
                                                                           Level 3 - significant unobservable inputs (including the Fund's own
Total International Equity                                   11,428                  assumption in determining the fair value of investments)
_____________________________________________________________________
                                                                           The inputs or methodology used for valuing securities are not
Market Neutral-Equity - 3.0%                                               necessarily an indication of the risk associated with investing in
Old Mutual Analytic                                                        those securities. A summary of the inputs used as of January 31,
   U.S. Long/Short Fund                      266,263          2,665        2010 in valuing the Fund's net assets were as follows (000):
                                                       ______________

Total Market Neutral-Equity                                   2,665                Description          Level 1    Level 2    Level 3    Total
_____________________________________________________________________      _____________________________________________________________________

Sector Fund-Real Estate - 2.1%                                             Investments
Old Mutual Heitman REIT Fund                 309,286          1,899           Affiliated Mutual Funds  $89,970       $-         $-      $89,970
                                                       ______________         Money Market Fund            914        -          -          914
                                                                           _____________________________________________________________________
Total Sector Fund-Real Estate                                 1,899
_____________________________________________________________________      Total Investments           $90,884       $-         $-      $90,884
                                                                           _____________________________________________________________________
Value - 19.6%
Old Mutual Barrow Hanley Value Fund        2,200,322         12,476
Old Mutual Focused Fund                      261,312          5,323        Refer to the "Security Valuation" section of Note 2 for further
                                                       ______________      information.

Total Value                                                  17,799
_____________________________________________________________________

Value-Mid Cap - 7.1%
Old Mutual TS&W
   Mid-Cap Value Fund                        875,926          6,464
                                                       ______________

Total Value-Mid Cap                                           6,464
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 11

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the six-month period ended January 31, 2010, Class A shares of the Old Mutual Asset Allocation Moderate Growth Portfolio
     (the "Fund") returned 7.82% at net asset value, while the S&P 1500 Index returned 10.07% and the Barclays Capital U.S.
     Aggregate Index returned 3.87%.

o    The Fund's performance during the period benefited from the U.S. mid-cap growth, U.S. mid-cap value, and U.S. real estate investment trust asset classes. The international equity, short-term bond, and U.S. small-cap growth asset classes detracted from performance.

o    Old Mutual International Equity Fund, Old Mutual Barrow Hanley Value Fund and Old Mutual Large Cap Growth Fund were among the contributors to overall performance.

o    Old Mutual Dwight Intermediate Fixed Income Fund, Old Mutual Dwight Short Term Fixed Income Fund and Old Mutual Copper Rock
     Emerging Growth Fund were among the detractors from overall performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the six-month period ended January 31, 2010, Class A shares of the Old Mutual Asset Allocation Moderate Growth Portfolio
     (the "Fund") returned 7.82% at net asset value, while the S&P 1500 Index returned 10.07% and the Barclays Capital U.S.
     Aggregate Index returned 3.87%. Performance for all share classes can be found on page 14.

Q.   What investment environment did the Fund face during the past period?

A.   The past six-month period saw a rally in the global economy. Ibbotson Associates Advisors, LLC ("Ibbotson"), the Fund's
     sub-adviser, believes that data may show that the longest post-war recession ended sometime during the second or third quarter of 2009, but long-term structural damage to the economic environment has been done.

     All of the major asset classes were up between August 1, 2009 and January 31, 2010. During this period the S&P 500 Index returned 9.87%, while the MSCI EAFE Index returned 6.93% over this same period. From a bond perspective, the Barclays Capital
     U.S. Aggregate Index was up 3.87% while non-U.S. bonds performance lagged their U.S. counterparts.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund generally strives for an 80% equity and 20% fixed income allocation. The Fund's performance during the period benefited from the U.S. mid-cap growth, U.S. mid-cap value, and U.S. real estate investment trust asset classes. The international equity, short-term bond, and U.S. small-cap growth asset classes detracted from performance. Additionally, in
     December 2009, Ibbotson implemented a tactical overweight to U.S. large-cap equity which hurt Fund performance during December
     2009 and January 2010.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund  is a "fund of funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and  fixed  income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual International Equity Fund, Old Mutual
     Barrow Hanley Value Fund and Old Mutual Large Cap Growth Fund were among the contributors to overall performance. Old Mutual
     Dwight Intermediate Fixed Income Fund, Old Mutual Dwight Short Term Fixed Income Fund and Old Mutual Copper Rock Emerging
     Growth Fund were among the detractors from overall performance this period.

Asset Allocation
Moderate Growth Portfolio

                                                                 12

Top Ten Holdings
as of January 31, 2010

Old Mutual International
Equity Fund                                                                18.1%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Core Bond Fund                                                      15.6%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Value Fund                                                          15.4%
___________________________________________________________________________________

Old Mutual TS&W
Small Cap Value Fund                                                       10.4%
___________________________________________________________________________________

Old Mutual Large Cap
Growth Fund                                                                10.0%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                          8.8%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     7.0%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                        4.8%
___________________________________________________________________________________

Old Mutual Heitman REIT Fund                                                4.0%
___________________________________________________________________________________

Old Mutual Copper Rock
Emerging Growth Fund                                                        1.9%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           96.0%
___________________________________________________________________________________

Q.   What is the investment outlook?

A.   Ibbotson believes concerns still exist in the economy, namely limited credit opportunities, central banks faced with excess liquidity, near record-high unemployment, an unstable housing market, and increased regulations. On a positive note, however,
     Ibbotson believes these macroeconomic conditions should keep inflation in check, and despite these headwinds, current market prices, technical indicators, momentum, and investor sentiment may cause the current rally to persist for some time. Ibbotson notes that given the current situation, several challenges have presented themselves. Ibbotson points out that equities appear either fully priced or expensive, while cash and short-to-intermediate-term bonds have low yields and are likely to lose money once yields return to their normal ranges. Ibbotson points out though that, globally, the economic picture has improved in many countries, and if corporate earnings improve, there may be opportunities across the board. Therefore, Ibbotson is carefully monitoring all asset classes.

                                                                                                                    Asset Allocation
                                                                                                           Moderate Growth Portfolio

                                                                 13

OLD MUTUAL ASSET ALLOCATION MODERATE
GROWTH PORTFOLIO - concluded
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of January 31, 2010
____________________________________________________________________________________________________________________________________

                                                                                                    Annualized     Annualized
                                                               Inception     6 Month     1 Year       5 Year       Inception
                                                                 Date        Return      Return       Return        to Date
____________________________________________________________________________________________________________________________________

Class A with load                                               09/30/04       1.63%     24.85%        0.66%         1.77%
Class A without load                                            09/30/04       7.82%     32.46%        1.87%         2.90%
Class C with load                                               09/30/04       6.42%     30.55%        1.12%         2.15%
Class C without load                                            09/30/04       7.42%     31.55%        1.12%         2.15%
Class Z                                                         12/09/05       7.98%     32.94%         n/a          0.24%
Institutional Class                                             09/30/04       8.01%     32.97%        2.16%         3.21%
S&P 1500 Index                                                  09/30/04      10.07%     34.12%        0.46%         1.70%
Barclays Capital U.S. Aggregate Index                           09/30/04       3.87%      8.51%        5.16%         5.13%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative indexes can be found on pages 1 and 2.

Class A shares have a current maximum initial sales charge of 5.75%; Class C shares may be subject to a contingent deferred sales charge ("CDSC") of 1.00%, if redeemed within twelve months of the date of purchase; and Class A share purchases of $1 million or more, which were purchased without an initial sales charge, may be subject to a CDSC of 1.00%, if redeemed within twelve months of the date of purchase. Please read the prospectus carefully for more information on sales charges. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Class A, Class C, Class Z and Institutional
Class shares (as reported in the prospectus dated November 19, 2009) are 1.98% and 1.56%; 2.68% and 2.31%; 3.63% and 1.31%; and
1.60% and 1.31%, respectively.

Fund Performance
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual Asset Allocation Moderate Growth Portfolio, Class A	Old Mutual Asset Allocation Moderate Growth Portfolio, Class C	Old Mutual Asset Allocation Moderate Growth Portfolio, Institutional Class	S&P 1500 Index	Barclays Capital U.S. Aggregate Index
9/30/2004	9,425	10,000	10,000	10,000	10,000
7/31/2005	10,661	11,244	11,343	11,359	10,255
7/31/2006	11,469	12,009	12,235	11,954	10,405
7/31/2007	13,361	13,886	14,283	13,879	10,985
7/31/2008	12,311	12,699	13,199	12,420	11,661
7/31/2009	10,185	10,426	10,957	9,940	12,576
1/31/2010	10,981	11,200	11,834	10,941	13,062

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class A, Class C and Institutional Class shares on the inception date of 9/30/04 to an investment made in unmanaged securities indexes on that date.
The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of January 31, 2010 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents	0.7%
Government/Corporate	18.1%
Growth	1.9%
Growth-Large Cap	10.0%
Growth-Small Cap	0.7%
International Equity	18.1%
Market Neutral-Equity	4.8%
Sector Fund-Real Estate	4.0%
Value	22.4%
Value-Mip Cap	8.9%
Value-Small Cap	10.4%

                                                                 14

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 99.1%                                        Value-Small Cap - 10.3%
                                                                           Old Mutual TS&W Small Cap Value Fund         722,809   $     10,986
Government/Corporate - 18.1%                                                                                                      ______________
Old Mutual Barrow
   Hanley Core Bond Fund                   1,580,468   $     16,579        Total Value-Small Cap                                        10,986
Old Mutual Dwight Intermediate                                                                                                    ______________
   Fixed Income Fund                         194,333          1,992
Old Mutual Dwight Short Term                                               Total Affiliated Mutual Funds (Cost $116,731)               105,325
   Fixed Income Fund                          65,733            662        _____________________________________________________________________
                                                       ______________
                                                                           Money Market Fund - 0.8%
Total Government/Corporate                                   19,233        Dreyfus Cash Management Fund,
_____________________________________________________________________         Institutional Class, 0.109% (A)           784,185            784
                                                                                                                                  ______________
Growth - 1.9%
Old Mutual Copper Rock                                                     Total Money Market Fund (Cost $784)                             784
   Emerging Growth Fund*                     241,363          2,047        _____________________________________________________________________
                                                       ______________
                                                                           Total Investments - 99.9% (Cost $117,515)                   106,109
Total Growth                                                  2,047        _____________________________________________________________________
_____________________________________________________________________
                                                                           Other Assets and Liabilities, Net - 0.1%                        143
Growth-Large Cap - 10.0%                                                   _____________________________________________________________________
Old Mutual Large Cap Growth Fund             715,082         10,619
                                                       ______________      Total Net Assets - 100.0%                              $    106,252
                                                                           _____________________________________________________________________
Total Growth-Large Cap                                       10,619
_____________________________________________________________________      For descriptions of abbreviations and footnotes, please refer to page
                                                                           20.
Growth-Small Cap - 0.7%
Old Mutual Strategic                                                       Other Information:
   Small Company Fund                         88,642            755
                                                       ______________      The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are
Total Growth-Small Cap                                          755        summarized in three broad levels as follows:
_____________________________________________________________________
                                                                           Level 1 - quoted prices in active markets for identical securities
International Equity - 18.1%                                               Level 2 - other significant observable inputs (including quoted
Old Mutual International Equity Fund       2,394,920         19,207                  prices for similar securities, interest rates, prepayment
                                                       ______________                speeds, credit risk, etc.)
                                                                           Level 3 - significant unobservable inputs (including the Fund's own
Total International Equity                                   19,207                  assumption in determining the fair value of investments)
_____________________________________________________________________
                                                                           The inputs or methodology used for valuing securities are not
Market Neutral-Equity - 4.8%                                               necessarily an indication of the risk associated with investing in
Old Mutual Analytic                                                        those securities. A summary of the inputs used as of January 31, 2010
   U.S. Long/Short Fund                      506,565          5,071        in valuing the Fund's net assets were as follows (000):
                                                       ______________
                                                                                    Description          Level 1   Level 2   Level 3    Total
Total Market Neutral-Equity                                   5,071        _____________________________________________________________________
_____________________________________________________________________      Investments
                                                                              Affiliated Mutual Funds   $105,325     $-        $-      $105,325
Sector Fund-Real Estate - 4.0%                                                Money Market Fund              784      -         -           784
Old Mutual Heitman REIT Fund                 696,868          4,279        _____________________________________________________________________
                                                       ______________
                                                                           Total Investments            $106,109     $-        $-      $106,109
Total Sector Fund-Real Estate                                 4,279        _____________________________________________________________________
_____________________________________________________________________
                                                                           Refer to the "Security Valuation" section of Note 2 for further
Value - 22.4%                                                              information.
Old Mutual Barrow Hanley Value Fund        2,881,806         16,340
Old Mutual Focused Fund                      363,347          7,401
                                                       ______________

Total Value                                                  23,741
_____________________________________________________________________

Value-Mid Cap - 8.8%
Old Mutual TS&W
   Mid-Cap Value Fund                      1,271,965          9,387
                                                       ______________

Total Value-Mid Cap                                           9,387
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 15

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Ibbotson Associates Advisors, LLC

Performance Highlights

o    For the six-month period ended January 31, 2010, Class A shares of the Old Mutual Asset Allocation Growth Portfolio (the
     "Fund") underperformed its benchmark, the S&P 1500 Index. The Fund's Class A shares posted an 8.90% return at net asset value versus a 10.07% return for the benchmark.

o    The Fund's performance during the period benefited from the U.S. mid-cap growth, U.S. mid-cap value, and U.S. real estate investment trust ("REIT") asset classes. The international equity, non-U.S. REIT, and U.S. small-cap growth asset classes detracted from performance.

o    Old Mutual International Equity Fund, Old Mutual Barrow Hanley Value Fund and Old Mutual Large Cap Growth Fund were among the contributors to overall performance.

o    Old Mutual Advantage Growth Fund (no longer a Fund holding), Old Mutual Growth Fund (no longer a Fund holding) and Old Mutual
     Copper Rock Emerging Growth Fund were among the detractors from overall performance this period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the six-month period ended January 31, 2010, Class A shares of the Old Mutual Asset Allocation Growth Portfolio (the
     "Fund") underperformed its benchmark, the S&P 1500 Index. The Fund's Class A shares posted an 8.90% return at net asset value versus a 10.07% return for the benchmark. Performance for all share classes can be found on page 18.

Q.   What investment environment did the Fund face during the past period?

A.   The past six-month period saw a rally in the global economy. Ibbotson Associates Advisors, LLC ("Ibbotson"), the Fund's
     sub-adviser, believes that data may show that the longest post-war recession ended sometime during the second or third quarter of 2009, but long-term structural damage to the economic environment has been done.

     All of the major asset classes were up between August 1, 2009 and January 31, 2010. During this period the S&P 500 Index returned 9.87%, while the MSCI EAFE Index returned 6.93% over this same period. From a bond perspective, the Barclays Capital
     U.S. Aggregate Index was up 3.87% while non-U.S. bonds performance lagged their U.S. counterparts.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund typically has an all equity allocation. The Fund's performance during the period benefited from the U.S. mid-cap growth, U.S. mid-cap value, and U.S. real estate investment trust ("REIT") asset classes. The international equity, non-U.S.
     REIT, and U.S. small-cap growth asset classes detracted from performance. Additionally, in December 2009, Ibbotson implemented a tactical overweight to U.S. large-cap equity which hurt Fund performance during December 2009 and January 2010.

Q.   How did portfolio composition affect Fund performance?

A.   The Fund is a "fund of funds" which seeks to achieve its investment objective by investing in a portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds.

     Based on the performance of the Fund's underlying mutual fund investments, Old Mutual International Equity Fund, Old Mutual
     Barrow Hanley Value Fund and Old Mutual Large Cap Growth Fund were among the contributors to overall performance. Old Mutual
     Advantage Growth Fund (no longer a Fund holding), Old Mutual Growth Fund (no longer a Fund holding) and Old Mutual Copper Rock
     Emerging Growth Fund were among the detractors from overall performance this period.

Asset Allocation Growth Portfolio

                                                                 16

Top Ten Holdings
as of January 31, 2010

Old Mutual International
Equity Fund                                                                25.2%
___________________________________________________________________________________

Old Mutual Barrow
Hanley Value Fund                                                          18.0%
___________________________________________________________________________________

Old Mutual Large Cap
Growth Fund                                                                12.0%
___________________________________________________________________________________

Old Mutual TS&W
Mid-Cap Value Fund                                                         10.1%
___________________________________________________________________________________

Old Mutual TS&W
Small Cap Value Fund                                                        9.6%
___________________________________________________________________________________

Old Mutual Heitman
REIT Fund                                                                   7.6%
___________________________________________________________________________________

Old Mutual Focused Fund                                                     7.2%
___________________________________________________________________________________

Old Mutual Analytic
U.S. Long/Short Fund                                                        4.4%
___________________________________________________________________________________

Old Mutual Copper Rock
Emerging Growth Fund                                                        3.5%
___________________________________________________________________________________

Old Mutual Strategic
Small Company Fund                                                          1.5%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           99.1%
___________________________________________________________________________________

Q.   What is the investment outlook?

A.   Ibbotson believes concerns still exist in the economy, namely limited credit opportunities, central banks faced with excess liquidity, near record-high unemployment, an unstable housing market, and increased regulations. On a positive note, however,
     Ibbotson believes these macroeconomic conditions should keep inflation in check, and despite these headwinds, current market prices, technical indicators, momentum, and investor sentiment may cause the current rally to persist for some time. Ibbotson notes that given the current situation, several challenges have presented themselves. Ibbotson points out that equities appear either fully priced or expensive, while cash and short-to-intermediate-term bonds have low yields and are likely to lose money once yields return to their normal ranges. Ibbotson points out though that, globally, the economic picture has improved in many countries, and if corporate earnings improve, there may be opportunities across the board. Therefore, Ibbotson is carefully monitoring all asset classes.

                                                                                                   Asset Allocation Growth Portfolio

                                                                 17

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO - concluded
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of January 31, 2010
____________________________________________________________________________________________________________________________________

                                                                                                    Annualized     Annualized
                                                               Inception     6 Month     1 Year       5 Year       Inception
                                                                 Date        Return      Return       Return        to Date
____________________________________________________________________________________________________________________________________

Class A with load                                               09/30/04       2.62%     29.36%       (0.40)%        1.08%
Class A without load                                            09/30/04       8.90%     37.27%        0.79%         2.20%
Class C with load                                               09/30/04       7.49%     35.23%        0.05%         1.44%
Class C without load                                            09/30/04       8.49%     36.23%        0.05%         1.44%
Class Z                                                         12/09/05       9.14%     37.72%         n/a         (1.74)%
Institutional Class                                             09/30/04       9.03%     37.58%        1.02%         2.44%
S&P 1500 Index                                                  09/30/04      10.07%     34.12%        0.46%         1.70%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on pages 1 and 2.

Class A shares have a current maximum initial sales charge of 5.75%; Class C shares may be subject to a contingent deferred sales charge ("CDSC") of 1.00%, if redeemed within twelve months of the date of purchase; and Class A share purchases of $1 million or more, which were purchased without an initial sales charge, may be subject to a CDSC of 1.00%, if redeemed within twelve months of the date of purchase. Please read the prospectus carefully for more information on sales charges. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Class A, Class C, Class Z and Institutional
Class shares (as reported in the prospectus dated November 19, 2009) are 2.08% and 1.62%; 2.80% and 2.37%; 4.55% and 1.37%; and
1.55% and 1.37%, respectively.

Fund Performance
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual Asset Allocation Growth Portfolio, Class A	Old Mutual Asset Allocation Growth Portfolio, Class C	Old Mutual Asset Allocation Growth Portfolio, Institutional Class	S&P 1500 Index
9/30/2004	9,425	10,000	10,000	10,000
7/31/2005	11,019	11,615	11,713	11,359
7/31/2006	12,094	12,657	12,894	11,954
7/31/2007	14,362	14,917	15,344	13,879
7/31/2008	12,718	13,115	13,607	12,420
7/31/2009	9,723	9,947	10,432	9,940
1/31/2010	10,588	10,791	11,373	10,941

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class A, Class C and Institutional Class shares on the inception date of 9/30/04 to an investment made in an unmanaged securities index on that date.
The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of January 31, 2010 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents	0.9%
Growth	3.5%
Growth-Large Cap	12.0%
Growth-Small Cap	1.4%
International Equity	25.2%
Market Neutral-Equity	4.4%
Sector Fund-Real Estate	7.7%
Value	25.2%
Value-Mip Cap	10.1%
Value-Small Cap	9.6%

                                                                 18

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                                  Shares     Value (000)        Description                                  Shares     Value (000)
_____________________________________________________________________      _____________________________________________________________________

Affiliated Mutual Funds (1) - 99.6%                                        Money Market Fund - 0.9%
                                                                           Dreyfus Cash Management Fund,
Growth - 3.5%                                                                 Institutional Class, 0.109% (A)           568,963   $        569
Old Mutual Copper Rock                                                                                                            ______________
   Emerging Growth Fund*                     267,125   $      2,265
                                                       ______________      Total Money Market Fund (Cost $569)                             569
                                                                           _____________________________________________________________________
Total Growth                                                  2,265
_____________________________________________________________________      Total Investments - 100.5% (Cost $75,682)                    65,366
                                                                           _____________________________________________________________________
Growth-Large Cap - 12.1%
Old Mutual Large Cap Growth Fund             528,914          7,855        Other Assets and Liabilities, Net - (0.5)%                     (290)
                                                       ______________      _____________________________________________________________________

Total Growth-Large Cap                                        7,855        Total Net Assets - 100.0%                              $     65,076
_____________________________________________________________________      _____________________________________________________________________

Growth-Small Cap - 1.5%
Old Mutual Strategic                                                       For descriptions of abbreviations and footnotes, please refer to page
   Small Company Fund                        111,542            950        20.
                                                       ______________
                                                                           Other Information:
Total Growth-Small Cap                                          950
_____________________________________________________________________      The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are
International Equity - 25.3%                                               summarized in three broad levels as follows:
Old Mutual International Equity Fund       2,053,854         16,472
                                                       ______________      Level 1 - quoted prices in active markets for identical securities
                                                                           Level 2 - other significant observable inputs (including quoted
Total International Equity                                   16,472                  prices for similar securities, interest rates, prepayment
_____________________________________________________________________                speeds, credit risk, etc.)
                                                                           Level 3 - significant unobservable inputs (including the Fund's own
Market Neutral-Equity - 4.4%                                                         assumption in determining the fair value of investments)
Old Mutual Analytic
   U.S. Long/Short Fund                      288,731          2,890        The inputs or methodology used for valuing securities are not
                                                       ______________      necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used as of January 31, 2010
Total Market Neutral-Equity                                   2,890        in valuing the Fund's net assets were as follows (000):
_____________________________________________________________________
                                                                                    Description          Level 1   Level 2   Level 3    Total
Sector Fund-Real Estate - 7.7%                                             _____________________________________________________________________
Old Mutual Heitman REIT Fund                 815,443          5,007
                                                       ______________      Investments
                                                                              Affiliated Mutual Funds    $64,797     $-        $-       $64,797
Total Sector Fund-Real Estate                                 5,007           Money Market Fund              569      -         -           569
_____________________________________________________________________      _____________________________________________________________________

Value - 25.3%                                                              Total Investments             $65,366     $-        $-       $65,366
Old Mutual Barrow Hanley Value Fund        2,072,468         11,751        _____________________________________________________________________
Old Mutual Focused Fund                      230,714          4,700
                                                       ______________      Refer to the "Security Valuation" section of Note 2 for further information.
Total Value                                                  16,451
_____________________________________________________________________

Value-Mid Cap - 10.1%
Old Mutual TS&W Mid-Cap Value Fund           894,741          6,603
                                                       ______________

Total Value-Mid Cap                                           6,603
_____________________________________________________________________

Value-Small Cap - 9.7%
Old Mutual TS&W
   Small Cap Value Fund                      414,774          6,304
                                                       ______________

Total Value-Small Cap                                         6,304
                                                       ______________

Total Affiliated Mutual Funds (Cost $75,113)                 64,797
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 19

NOTES TO SCHEDULE OF INVESTMENTS
____________________________________________________________________________________________________________________________________

* Non-income producing security.
(1) - Investments are funds within the Old Mutual family of funds and they may be deemed to be under common control because they may share the same Board of Trustees. Old Mutual Capital, Inc. serves as the investment adviser to all affiliated mutual funds.

(A) - The rate reported represents the 7-day effective yield as of January 31, 2010.

Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                 20

STATEMENTS OF ASSETS & LIABILITIES (000, excluding shares)
AS OF JANUARY 31, 2010 (UNAUDITED)
____________________________________________________________________________________________________________________________________________________

                                                                              Old Mutual         Old Mutual         Old Mutual         Old Mutual
                                                                           Asset Allocation   Asset Allocation   Asset Allocation   Asset Allocation
                                                                             Conservative         Balanced       Moderate Growth        Growth
                                                                              Portfolio          Portfolio          Portfolio          Portfolio
____________________________________________________________________________________________________________________________________________________

Assets:
   Investment in Affiliated Funds, at cost                                    $   46,256         $   94,162         $  116,731         $   75,113
   Investment in Unaffiliated Funds, at cost                                         478                914                784                569
____________________________________________________________________________________________________________________________________________________

   Investment in Affiliated Funds, at value                                   $   47,210         $   89,970         $  105,325         $   64,797
   Investment in Unaffiliated Funds, at value                                        478                914                784                569
   Receivable for Capital Shares Sold                                                 26                 97                 22                 70
   Receivable for Investment Securities Sold                                         276                  -                541                  -
   Receivable from Investment Adviser                                                 13                 24                 45                 35
   Receivable for Dividends from Affiliated Funds                                    139                151                 71                  -
   Other Assets                                                                        8                 12                 11                 10
   Prepaid Trustee's Fees                                                              1                  -                  -                  1
____________________________________________________________________________________________________________________________________________________

      Total Assets                                                                48,151             91,168            106,799             65,482
____________________________________________________________________________________________________________________________________________________

Liabilities:
   Payable for Investment Securities Purchased                                       139                151                 71                  -
   Payable for Capital Shares Redeemed                                               407                284                350                318
   Payable for Administration Fees                                                     4                  8                  9                  6
   Payable for Distribution & Service Fees                                             8                 18                 22                 12
   Payable for Management Fees                                                         8                 16                 24                 15
   Payable for Trustees' Fees                                                          -                  1                  -                  -
   Accrued Expenses                                                                   19                 46                 71                 55
____________________________________________________________________________________________________________________________________________________

      Total Liabilities                                                              585                524                547                406
____________________________________________________________________________________________________________________________________________________

Net Assets                                                                    $   47,566         $   90,644         $  106,252         $   65,076
____________________________________________________________________________________________________________________________________________________

Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization)                $   50,194         $  120,424         $  159,462         $  112,252
   Undistributed (Distributions in Excess of) Net Investment Income/
      (Accumulated Net Investment Loss)                                             (302)              (237)               (90)               529
   Accumulated Net Realized Loss on Investments                                   (3,280)           (25,351)           (41,714)           (37,389)
   Net Unrealized Appreciation or Depreciation on Investments                        954             (4,192)           (11,406)           (10,316)
____________________________________________________________________________________________________________________________________________________

Net Assets                                                                    $   47,566         $   90,644         $  106,252         $   65,076
____________________________________________________________________________________________________________________________________________________

Net Assets - Class A                                                          $   13,520         $   24,176         $   25,845         $   19,548
Net Assets - Class C                                                              27,465             65,578             79,802             42,175
Net Assets - Class Z                                                               1,234                864                598              2,687
Net Assets - Institutional Class                                                   5,347                 26                  7                666
____________________________________________________________________________________________________________________________________________________

Outstanding Shares of Beneficial Interest - Class A                            1,327,894          2,477,430          2,766,520          2,113,754
Outstanding Shares of Beneficial Interest - Class C                            2,709,619          6,732,454          8,712,395          4,742,526
Outstanding Shares of Beneficial Interest - Class Z                              121,056             88,424             63,554            286,756
Outstanding Shares of Beneficial Interest - Institutional Class                  524,212              2,699                692             71,101
____________________________________________________________________________________________________________________________________________________

Net Asset Value and Redemption Price Per Share - Class A^                     $    10.18         $     9.76         $     9.34         $     9.25
____________________________________________________________________________________________________________________________________________________

Maximum Offering Price Per Share Class A (Net Asset Value/94.25%)             $    10.80         $    10.36         $     9.91         $     9.81
____________________________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share - Class C†^          $    10.14         $     9.74         $     9.16         $     8.89
____________________________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share - Class Z ^          $    10.19         $     9.77         $     9.42         $     9.37
____________________________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share -
   Institutional Class^                                                       $    10.20         $     9.74         $     9.42         $     9.36
____________________________________________________________________________________________________________________________________________________

† Class C shares have a contingent deferred sales charge. For a description of possible sales charge, please see the Fund's Prospectus.

^ Net Assets divided by shares may not calculate to the stated NAV because these amounts are shown rounded.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 21

STATEMENTS OF OPERATIONS (000)
FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)

____________________________________________________________________________________________________________________________________________________

                                                                              Old Mutual         Old Mutual         Old Mutual         Old Mutual
                                                                           Asset Allocation   Asset Allocation   Asset Allocation   Asset Allocation
                                                                             Conservative         Balanced       Moderate Growth        Growth
                                                                              Portfolio          Portfolio          Portfolio          Portfolio
____________________________________________________________________________________________________________________________________________________

Investment Income:
   Dividends from Affiliated Funds                                             $ 1,225            $  2,021           $  2,119           $  1,640
   Dividends                                                                         -                   1                  1                  1
____________________________________________________________________________________________________________________________________________________

      Total Investment Income                                                    1,225               2,022              2,120              1,641
____________________________________________________________________________________________________________________________________________________

Expenses:
   Management Fees                                                                  51                 102                153                107
   Administration Fees                                                              25                  51                 61                 43
   Trustees' Fees                                                                   16                  34                 41                 28
   Professional Fees                                                                12                  26                 32                 23
   Transfer Agent Fees                                                              24                  66                114                 91
   Registration and SEC Fees                                                        15                  24                 25                 23
   Distribution and Service Fees:
      Class A                                                                       18                  33                 34                 26
      Class C                                                                      148                 367                444                235
   Other Expenses                                                                   10                  22                 30                 23
____________________________________________________________________________________________________________________________________________________

      Total Expenses                                                               319                 725                934                599
____________________________________________________________________________________________________________________________________________________

Less:
   Net Waiver of Management Fees                                                   (51)               (102)              (153)              (107)
   Reimbursement of Other Expenses by Investment Adviser                           (11)                (25)              (107)               (94)
____________________________________________________________________________________________________________________________________________________

      Net Expenses                                                                 257                 598                674                398
____________________________________________________________________________________________________________________________________________________

   Net Investment Income                                                           968               1,424              1,446              1,243
____________________________________________________________________________________________________________________________________________________

   Net Realized Loss from Affiliated Funds (1)                                  (1,832)            (12,101)           (20,191)           (19,534)
   Net Capital Gain Distributions Received from Affiliated Funds (1)               596                 700                465                  -
   Net Change in Unrealized Appreciation on Investments                          3,458              17,340             27,843             26,579
____________________________________________________________________________________________________________________________________________________

   Net Realized and Unrealized Gain on Investments                               2,222               5,939              8,117              7,045
____________________________________________________________________________________________________________________________________________________

   Increase in Net Assets Resulting from Operations                            $ 3,190            $  7,363           $  9,563           $  8,288
____________________________________________________________________________________________________________________________________________________

(1) See Note 7 for total net realized gain (loss) on investments in Affiliated Funds.

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 22

STATEMENTS OF CHANGES IN NET ASSETS (000)

____________________________________________________________________________________________________________________________________________________

                                                            Old Mutual              Old Mutual              Old Mutual              Old Mutual
                                                         Asset Allocation        Asset Allocation        Asset Allocation        Asset Allocation
                                                           Conservative              Balanced             Moderate Growth             Growth
                                                            Portfolio               Portfolio                Portfolio                 Fund
____________________________________________________________________________________________________________________________________________________

                                                       8/1/09 to   8/1/08 to   8/1/09 to   8/1/08 to   8/1/09 to   8/1/08 to   8/1/09 to   8/1/08 to
                                                        1/31/10     7/31/09     1/31/10     7/31/09     1/31/10     7/31/09     1/31/10     7/31/09
                                                      (Unaudited)             (Unaudited)             (Unaudited)             (Unaudited)
____________________________________________________________________________________________________________________________________________________

Investment Activities:
   Net Investment Income                                $   968    $  2,060    $  1,424    $  3,240    $  1,446    $  2,090    $  1,243    $    728
   Net Realized Gain (Loss) from Investments             (1,236)     (3,337)    (11,401)    (21,707)    (19,726)    (36,992)    (19,534)    (27,279)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                      3,458         190      17,340      (4,606)     27,843      (8,437)     26,579     (11,189)
____________________________________________________________________________________________________________________________________________________

   Net Increase (Decrease) in Net Assets Resulting
      from Operations                                     3,190      (1,087)      7,363     (23,073)      9,563     (43,339)      8,288     (37,740)
____________________________________________________________________________________________________________________________________________________

Dividends and Distributions to Shareholders From:
   Net Investment Income:
      Class A                                              (431)       (780)       (554)     (1,272)       (637)       (587)       (405)          -
      Class C                                              (780)     (1,442)     (1,257)     (2,163)     (1,415)       (969)       (576)          -
      Class Z                                               (29)        (12)        (20)        (30)        (15)        (11)        (16)          -
      Institutional Class                                  (210)       (104)        (40)       (196)       (178)       (147)       (435)          -
   Net Realized Gains from Investment Transactions:
      Class A                                                 -        (295)          -      (1,669)          -      (2,257)          -      (1,804)
      Class C                                                 -        (664)          -      (4,327)          -      (7,891)          -      (4,015)
      Class Z                                                 -          (4)          -         (33)          -         (34)          -         (41)
      Institutional Class                                     -         (46)          -        (205)          -        (475)          -      (1,203)
____________________________________________________________________________________________________________________________________________________

   Total Dividends and Distributions                     (1,450)     (3,347)     (1,871)     (9,895)     (2,245)    (12,371)     (1,432)     (7,063)
____________________________________________________________________________________________________________________________________________________

Capital Share Transactions:
   Class A
   Shares Issued                                          1,753       7,206       2,093       8,898       2,221       3,676       1,781       3,171
   Shares Issued upon Reinvestment of Distributions         331         809         420       2,360         517       2,280         324       1,341
   Redemption Fees                                            -           -           -           2           -           -           -           -
   Shares Redeemed                                       (2,668)     (8,949)     (5,023)    (21,304)     (4,040)    (19,500)     (4,515)    (14,341)
____________________________________________________________________________________________________________________________________________________

   Total Class A Capital Share Transactions                (584)       (934)     (2,510)    (10,044)     (1,302)    (13,544)     (2,410)     (9,829)
____________________________________________________________________________________________________________________________________________________

   Class C
   Shares Issued                                          2,248      12,306       3,076      13,644       2,983      13,331       1,307       7,332
   Shares Issued upon Reinvestment of Distributions         418       1,091         732       3,455         825       4,804         395       2,553
   Redemption Fees                                            -           -           -           3           -           1           -           -
   Shares Redeemed                                       (7,727)    (13,372)    (19,543)    (37,633)    (21,631)    (39,660)    (11,106)    (19,285)
____________________________________________________________________________________________________________________________________________________

   Total Class C Capital Share Transactions              (5,061)         25     (15,735)    (20,531)    (17,823)    (21,524)     (9,404)     (9,400)
____________________________________________________________________________________________________________________________________________________

   Class Z
   Shares Issued                                          1,226          54         141         162          51          10       2,777          92
   Shares Issued upon Reinvestment of Distributions          29          16          20          62          15          45          16          41
   Redemption Fees                                            -           -           -           -           -           -           -           -
   Shares Redeemed                                         (256)       (448)         (6)       (138)          -          (1)       (710)         (4)
____________________________________________________________________________________________________________________________________________________

   Total Class Z Capital Share Transactions                 999        (378)        155          86          66          54       2,083         129
____________________________________________________________________________________________________________________________________________________

   Institutional Class
   Shares Issued                                            546       6,622          32       1,326          24       2,709         657       4,961
   Shares Issued upon Reinvestment of Distributions         165         150          40         401         178         622         435       1,203
   Shares Redeemed                                       (1,587)     (7,259)     (2,199)     (4,873)     (8,820)     (2,567)    (20,335)     (6,582)
____________________________________________________________________________________________________________________________________________________

   Total Institutional Class Capital Share Transactions    (876)       (487)     (2,127)     (3,146)     (8,618)        764     (19,243)       (418)
____________________________________________________________________________________________________________________________________________________

   Decrease in Net Assets Derived from Capital Shares
      Transactions                                       (5,522)     (1,774)    (20,217)    (33,635)    (27,677)    (34,250)    (28,974)    (19,518)
____________________________________________________________________________________________________________________________________________________

   Total Decrease in Net Assets                          (3,782)     (6,208)    (14,725)    (66,603)    (20,359)    (89,960)    (22,118)    (64,321)
____________________________________________________________________________________________________________________________________________________

Net Assets:
   Beginning of Period                                   51,348      57,556     105,369     171,972     126,611     216,571      87,194     151,515
____________________________________________________________________________________________________________________________________________________

   End of Period                                        $47,566    $ 51,348    $ 90,644    $105,369    $106,252    $126,611    $ 65,076    $ 87,194
____________________________________________________________________________________________________________________________________________________

Undistributed Net Investment Income/(Accumulated
   Net Investment Loss)                                 $  (302)   $    180    $   (237)   $    210    $    (90)   $    709    $    529    $    718
____________________________________________________________________________________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 23

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED JULY 31, (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)

                                                                                                                                                                         Ratio of
                                                                                                                                                                        Expenses to
                                      Realized                                                                                                                          Average Net     Ratio of Net
                Net                     and                                                                           Net                  Net                            Assets         Investment
               Asset       Net       Unrealized                          Dividends   Distributions      Total        Asset               Assets         Ratio           (Excluding         Income
               Value    Investment     Gains                    Total     from Net       from         Dividends      Value                 End       of Expenses        Waivers and        (Loss)     Portfolio
             Beginning    Income    (Losses) on  Redemption     from     Investment     Capital          and          End      Total    of Period     to Average          Expense        to Average   Turnover
             of Period   (Loss)*    Securities*     Fees     Operations    Income        Gains      Distributions  of Period  Return†     (000)    Net Assets††, (1)  Reductions)††, (1) Net Assets††   Rate†
________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

Class A
2010           $ 9.84      $0.22      $ 0.44         $-        $ 0.66      $(0.32)      $    -         $(0.32)       $10.18    6.69%    $ 13,520         0.61%             0.87%            4.22%        26.84%
2009            10.76       0.48       (0.61)         -         (0.13)      (0.57)       (0.22)         (0.79)         9.84   (0.49)%     13,632         0.65%             0.86%            5.09%        39.55%
2008            11.30       0.29       (0.25)         -          0.04       (0.31)       (0.27)         (0.58)        10.76    0.24%      15,858         0.93%             1.31%            2.62%        49.27%
2007            10.64       0.30        0.69          -          0.99       (0.28)       (0.05)         (0.33)        11.30    9.40%      12,605         1.50%             1.94%            2.73%       130.47%
2006            10.53       0.26        0.10          -          0.36       (0.20)       (0.05)         (0.25)        10.64    3.39%       8,588         1.50%             2.35%            2.46%       146.84%
2005**          10.00       0.16        0.47          -          0.63       (0.10)           -          (0.10)        10.53    6.36%       6,684         1.50%             4.68%            1.87%       170.31%

Class C
2010           $ 9.80      $0.18      $ 0.44         $-        $ 0.62      $(0.28)      $    -         $(0.28)       $10.14    6.30%    $ 27,465         1.36%             1.60%            3.44%        26.84%
2009            10.66       0.39       (0.58)         -         (0.19)      (0.45)       (0.22)         (0.67)         9.80   (1.20)%     31,465         1.41%             1.54%            4.23%        39.55%
2008            11.25       0.21       (0.25)         -         (0.04)      (0.28)       (0.27)         (0.55)        10.66   (0.47)%     34,242         1.67%             1.95%            1.86%        49.27%
2007            10.60       0.22        0.68          -          0.90       (0.20)       (0.05)         (0.25)        11.25    8.57%      25,812         2.25%             2.57%            1.98%       130.47%
2006            10.50       0.18        0.10          -          0.28       (0.13)       (0.05)         (0.18)        10.60    2.63%      18,253         2.25%             2.75%            1.74%       146.84%
2005**          10.00       0.10        0.47          -          0.57       (0.07)           -          (0.07)        10.50    5.75%       7,914         2.25%             4.92%            1.15%       170.31%

Class Z
2010           $ 9.85      $0.24      $ 0.43         $-        $ 0.67      $(0.33)      $    -         $(0.33)       $10.19    6.81%    $  1,234         0.36%             1.46%            4.57%        26.84%
2009            10.78       0.44       (0.54)         -         (0.10)      (0.61)       (0.22)         (0.83)         9.85   (0.17)%        234         0.40%             7.77%            4.56%        39.55%
2008            11.30       0.32       (0.25)         -          0.07       (0.32)       (0.27)         (0.59)        10.78    0.54%         640         0.67%             4.34%            2.86%        49.27%
2007            10.65       0.34        0.67          -          1.01       (0.31)       (0.05)         (0.36)        11.30    9.55%         514         1.25%            11.45%            3.01%       130.47%
2006***         10.60       0.19        0.09          -          0.28       (0.18)       (0.05)         (0.23)        10.65    2.63%           1         1.25%           757.79%            2.80%       146.84%

Institutional Class
2010           $ 9.86      $0.23      $ 0.44         $-        $ 0.67      $(0.33)      $    -         $(0.33)       $10.20    6.81%    $  5,347         0.36%             0.49%            4.51%        26.84%
2009            10.79       0.47       (0.58)         -         (0.11)      (0.60)       (0.22)         (0.82)         9.86   (0.19)%      6,017         0.40%             1.43%            4.85%        39.55%
2008            11.32       0.32       (0.26)         -          0.06       (0.32)       (0.27)         (0.59)        10.79    0.41%       6,816         0.69%             1.05%            2.87%        49.27%
2007            10.65       0.33        0.70          -          1.03       (0.31)       (0.05)         (0.36)        11.32    9.74%       5,700         1.25%             1.60%            2.98%       130.47%
2006            10.54       0.29        0.10          -          0.39       (0.23)       (0.05)         (0.28)        10.65    3.64%       5,588         1.25%             1.75%            2.71%       146.84%
2005**          10.00       0.16        0.50          -          0.66       (0.12)           -          (0.12)        10.54    6.60%       5,193         1.25%             6.95%            1.82%       170.31%
________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

Class A
2010           $ 9.28      $0.17     $ 0.53         $-        $ 0.70      $(0.22)      $    -         $(0.22)       $ 9.76    7.49%    $ 24,176         0.64%             0.90%            3.37%        27.71%
2009            11.27       0.29      (1.46)         -         (1.17)      (0.36)       (0.46)         (0.82)         9.28   (9.30)%     25,356         0.65%             0.79%            3.30%        29.74%
2008            12.68       0.21      (0.74)#        -         (0.53)      (0.26)       (0.62)         (0.88)        11.27   (4.59)%#    44,959         0.94%             1.13%            1.71%        51.96%
2007            11.45       0.20       1.41          -          1.61       (0.17)       (0.21)         (0.38)        12.68   14.20%      51,321         1.55%             1.69%            1.59%       121.42%
2006            11.02       0.16       0.47          -          0.63       (0.12)       (0.08)         (0.20)        11.45    5.76%      37,679         1.55%             1.82%            1.40%       129.99%
2005**          10.00       0.10       0.98          -          1.08       (0.06)           -          (0.06)        11.02   10.83%      19,481         1.55%             4.42%            1.13%       125.19%

Class C
2010           $ 9.26      $0.13     $ 0.53         $-        $ 0.66      $(0.18)      $    -         $(0.18)       $ 9.74    7.09%    $ 65,578         1.39%             1.61%            2.57%        27.71%
2009            11.17       0.22      (1.44)         -         (1.22)      (0.23)       (0.46)         (0.69)         9.26  (10.00)%     77,330         1.40%             1.51%            2.46%        29.74%
2008            12.64       0.11      (0.73)#        -         (0.62)      (0.23)       (0.62)         (0.85)        11.17   (5.34)%#   120,085         1.67%             1.85%            0.92%        51.96%
2007            11.42       0.10       1.41          -          1.51       (0.08)       (0.21)         (0.29)        12.64   13.38%     109,348         2.30%             2.44%            0.85%       121.42%
2006            11.00       0.07       0.48          -          0.55       (0.05)       (0.08)         (0.13)        11.42    5.00%      61,845         2.30%             2.54%            0.66%       129.99%
2005**          10.00       0.03       1.00          -          1.03       (0.03)           -          (0.03)        11.00   10.31%      24,342         2.30%             4.92%            0.38%       125.19%

Class Z
2010           $ 9.30      $0.18     $ 0.52         $-        $ 0.70      $(0.23)      $    -         $(0.23)       $ 9.77    7.50%    $    864         0.39%             1.98%            3.68%        27.71%
2009            11.31       0.31      (1.46)         -         (1.15)      (0.40)       (0.46)         (0.86)         9.30   (9.00)%        672         0.40%             1.41%            3.53%        29.74%
2008            12.70       0.23      (0.74)#        -         (0.51)      (0.26)       (0.62)         (0.88)        11.31   (4.40)%#       732         0.65%             5.13%            1.91%        51.96%
2007            11.46       0.26       1.39          -          1.65       (0.20)       (0.21)         (0.41)        12.70   14.55%         586         1.30%            11.24%            2.02%       121.42%
2006***         11.26       0.12       0.28          -          0.40       (0.12)       (0.08)         (0.20)        11.46    3.57%           1         1.30%           771.22%            1.60%       129.99%

Institutional Class
2010           $ 9.26      $0.19     $ 0.52         $-        $ 0.71      $(0.23)      $    -         $(0.23)       $ 9.74    7.61%    $     26         0.39%             1.12%            3.87%        27.71%
2009            11.28       0.30      (1.46)         -         (1.16)      (0.40)       (0.46)         (0.86)         9.26   (9.13)%      2,011         0.40%             0.58%            3.35%        29.74%
2008            12.71       0.27      (0.78)#        -         (0.51)      (0.30)       (0.62)         (0.92)        11.28   (4.46)%#     6,196         0.85%             1.41%            2.24%        51.96%
2007            11.46       0.23       1.43          -          1.66       (0.20)       (0.21)         (0.41)        12.71   14.64%      13,969         1.30%             1.39%            1.84%       121.42%
2006            11.04       0.19       0.46          -          0.65       (0.15)       (0.08)         (0.23)        11.46    5.91%      12,890         1.30%             1.47%            1.64%       129.99%
2005**          10.00       0.10       1.01          -          1.11       (0.07)           -          (0.07)        11.04   11.15%      11,303         1.30%             6.08%            1.14%       125.19%
________________________________________________________________________________________________________________________________________________________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                               24

                                                                                                                                                                         Ratio of
                                                                                                                                                                        Expenses to
                                      Realized                                                                                                                          Average Net     Ratio of Net
                Net                     and                                                                           Net                  Net                            Assets         Investment
               Asset       Net       Unrealized                          Dividends   Distributions      Total        Asset               Assets         Ratio           (Excluding         Income
               Value    Investment     Gains                    Total     from Net       from         Dividends      Value                 End       of Expenses        Waivers and        (Loss)     Portfolio
             Beginning    Income    (Losses) on  Redemption     from     Investment     Capital          and          End      Total    of Period     to Average          Expense        to Average   Turnover
             of Period   (Loss)*    Securities*     Fees     Operations    Income        Gains      Distributions  of Period  Return†     (000)    Net Assets††, (1)  Reductions)††, (1) Net Assets††   Rate†
________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

Class A
2010           $ 8.87      $0.14      $ 0.56         $-        $ 0.70     $(0.23)      $    -         $(0.23)       $ 9.34    7.82%    $ 25,845         0.57%             1.05%            2.92%        31.09%
2009            11.91       0.17       (2.37)         -         (2.20)     (0.16)       (0.68)         (0.84)         8.87  (17.27)%     25,782         0.57%             0.99%            2.00%        31.90%
2008            13.76       0.10       (1.11)#        -         (1.01)     (0.15)       (0.69)         (0.84)        11.91   (7.86)%#    52,854         0.89%             1.26%            0.74%        43.04%
2007            12.07       0.11        1.86          -          1.97      (0.07)       (0.21)         (0.28)        13.76   16.49%      58,969         1.55%             1.73%            0.84%       112.42%
2006            11.30       0.09        0.76          -          0.85      (0.03)       (0.05)         (0.08)        12.07    7.58%      46,242         1.55%             1.91%            0.76%       111.99%
2005**          10.00       0.06        1.25          -          1.31      (0.01)           -          (0.01)        11.30   13.11%      17,736         1.55%             4.92%            0.70%        98.50%

Class C
2010           $ 8.67      $0.10      $ 0.55         $-        $ 0.65     $(0.16)      $    -         $(0.16)       $ 9.16    7.42%    $ 79,802         1.32%             1.72%            2.10%        31.09%
2009            11.63       0.11       (2.31)         -         (2.20)     (0.08)       (0.68)         (0.76)         8.67  (17.90)%     92,373         1.32%             1.69%            1.33%        31.90%
2008            13.59          -       (1.08)#        -         (1.08)     (0.19)       (0.69)         (0.88)        11.63   (8.55)%#   154,281         1.63%             1.88%           (0.02)%       43.04%
2007            11.95       0.01        1.84          -          1.85          -        (0.21)         (0.21)        13.59   15.63%     161,855         2.30%             2.43%            0.09%       112.42%
2006            11.24          -        0.76          -          0.76          -        (0.05)         (0.05)        11.95    6.80%      95,984         2.30%             2.62%            0.01%       111.99%
2005**          10.00          -        1.24          -          1.24          -            -              -         11.24   12.44%      30,905         2.30%             5.44%           (0.03)%       98.50%

Class Z
2010           $ 8.95      $0.16      $ 0.56         $-        $ 0.72     $(0.25)      $    -         $(0.25)       $ 9.42    7.98%    $    598         0.32%             2.36%            3.22%        31.09%
2009            12.02       0.20       (2.40)         -         (2.20)     (0.19)       (0.68)         (0.87)         8.95  (17.07)%        508         0.32%             2.64%            2.34%        31.90%
2008            13.84       0.13       (1.11)#        -         (0.98)     (0.15)       (0.69)         (0.84)        12.02   (7.64)%#       600         0.61%             4.40%            0.97%        43.04%
2007            12.12       0.20        1.83          -          2.03      (0.10)       (0.21)         (0.31)        13.84   16.91%         530         1.30%            11.43%            1.40%       112.42%
2006***         11.70       0.08        0.43          -          0.51      (0.04)       (0.05)         (0.09)        12.12    4.45%           1         1.30%           764.76%            0.98%       111.99%

Institutional Class
2010           $ 8.95      $0.17      $ 0.56         $-        $ 0.73     $(0.26)      $    -         $(0.26)       $ 9.42    8.01%    $      7         0.32%             0.67%            3.45%        31.09%
2009            12.01       0.19       (2.38)         -         (2.19)     (0.19)       (0.68)         (0.87)         8.95  (16.99)%      7,948         0.32%             0.61%            2.21%        31.90%
2008            13.82       0.13       (1.11)#        -         (0.98)     (0.14)       (0.69)         (0.83)        12.01   (7.59)%#     8,836         0.70%             0.99%            0.98%        43.04%
2007            12.12       0.15        1.86          -          2.01      (0.10)       (0.21)         (0.31)        13.82   16.74%      13,149         1.30%             1.37%            1.12%       112.42%
2006            11.33       0.12        0.76          -          0.88      (0.04)       (0.05)         (0.09)        12.12    7.86%       8,136         1.30%             1.56%            1.00%       111.99%
2005**          10.00       0.07        1.27          -          1.34      (0.01)           -          (0.01)        11.33   13.43%       6,279         1.30%             6.81%            0.79%        98.50%
________________________________________________________________________________________________________________________________________________________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                               25

FINANCIAL HIGHLIGHTS - concluded

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED JULY 31, (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)

                                                                                                                                                                         Ratio of
                                                                                                                                                                        Expenses to
                                      Realized                                                                                                                          Average Net     Ratio of Net
                Net                     and                                                                           Net                  Net                            Assets         Investment
               Asset       Net       Unrealized                          Dividends   Distributions      Total        Asset               Assets         Ratio           (Excluding         Income
               Value    Investment     Gains                    Total     from Net       from         Dividends      Value                 End       of Expenses        Waivers and        (Loss)     Portfolio
             Beginning    Income    (Losses) on  Redemption     from     Investment     Capital          and          End      Total    of Period     to Average          Expense        to Average   Turnover
             of Period   (Loss)*    Securities*     Fees     Operations    Income        Gains      Distributions  of Period  Return†     (000)    Net Assets††, (1)  Reductions)††, (1) Net Assets††   Rate†
________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

Class A
2010           $ 8.66     $ 0.15      $ 0.63         $-        $ 0.78      $(0.19)      $    -         $(0.19)       $ 9.25    8.90%     $19,548         0.57%             1.13%            3.17%        33.66%
2009            12.33       0.10       (3.12)         -         (3.02)          -        (0.65)         (0.65)         8.66  (23.55)%     20,556         0.56%             1.03%            1.14%        27.09%
2008            14.82       0.07       (1.67)#        -         (1.60)      (0.20)       (0.69)         (0.89)        12.33  (11.45)%#    43,129         0.91%             1.26%            0.48%        45.80%
2007            12.70       0.03        2.34          -          2.37           -        (0.25)         (0.25)        14.82   18.76%      55,755         1.60%             1.83%            0.24%       104.92%
2006            11.68       0.02        1.12          -          1.14       (0.02)       (0.10)         (0.12)        12.70    9.75%      30,459         1.60%             2.22%            0.17%        94.12%
2005**          10.00       0.03        1.66          -          1.69       (0.01)           -          (0.01)        11.68   16.91%      10,443         1.60%             5.02%            0.33%        59.93%

Class C
2010           $ 8.30     $ 0.11      $ 0.60         $-        $ 0.71      $(0.12)      $    -         $(0.12)       $ 8.89    8.49%     $42,175         1.32%             1.81%            2.33%        33.66%
2009            11.95       0.03       (3.03)         -         (3.00)          -        (0.65)         (0.65)         8.30  (24.16)%     48,126         1.31%             1.75%            0.42%        27.09%
2008            14.53      (0.04)      (1.61)#        -         (1.65)      (0.24)       (0.69)         (0.93)        11.95  (12.08)%#    83,127         1.66%             2.01%           (0.29)%       45.80%
2007            12.55      (0.07)       2.30          -          2.23           -        (0.25)         (0.25)        14.53   17.86%      96,805         2.35%             2.56%           (0.50)%      104.92%
2006            11.61      (0.07)       1.11          -          1.04           -        (0.10)         (0.10)        12.55    8.97%      50,152         2.35%             2.93%           (0.58)%       94.12%
2005**          10.00      (0.04)       1.65          -          1.61           -            -              -         11.61   16.15%      13,256         2.35%             5.63%           (0.44)%       59.93%

Class Z
2010           $ 8.77     $ 0.10      $ 0.71         $-        $ 0.81      $(0.21)      $    -         $(0.21)       $ 9.37    9.14%     $ 2,687         0.32%             1.62%            2.07%        33.66%
2009            12.45       0.12       (3.15)         -         (3.03)          -        (0.65)         (0.65)         8.77  (23.40)%        667         0.32%             3.50%            1.46%        27.09%
2008            14.91       0.09       (1.67)#        -         (1.58)      (0.19)       (0.69)         (0.88)        12.45  (11.25)%#       750         0.61%             5.47%            0.68%        45.80%
2007            12.74       0.12        2.30          -          2.42           -        (0.25)         (0.25)        14.91   19.09%         648         1.35%            10.49%            0.77%       104.92%
2006***         12.23       0.03        0.61          -          0.64       (0.03)       (0.10)         (0.13)        12.74    5.23%           1         1.35%           758.31%            0.39%        94.12%

Institutional Class
2010           $ 8.77     $ 0.21      $ 0.59         $-        $ 0.80      $(0.21)      $    -         $(0.21)       $ 9.36    9.03%     $   666         0.32%             0.55%            4.34%        33.66%
2009            12.44       0.12       (3.14)         -         (3.02)          -        (0.65)         (0.65)         8.77  (23.34)%     17,845         0.31%             0.50%            1.39%        27.09%
2008            14.91       0.09       (1.68)#        -         (1.59)      (0.19)       (0.69)         (0.88)        12.44  (11.32)%#    24,509         0.64%             0.84%            0.67%        45.80%
2007            12.75       0.07        2.34          -          2.41           -        (0.25)         (0.25)        14.91   19.00%      24,927         1.35%             1.38%            0.51%       104.92%
2006            11.70       0.06        1.12          -          1.18       (0.03)       (0.10)         (0.13)        12.75   10.08%      15,304         1.35%             1.68%            0.47%        94.12%
2005**          10.00       0.04        1.67          -          1.71       (0.01)           -          (0.01)        11.70   17.13%       6,255         1.35%             7.19%            0.43%        59.93%
________________________________________________________________________________________________________________________________________________________________________________________________________________

  * Per share amounts for the year or period are calculated based on average outstanding shares.
 ** Fund commenced operations September 30, 2004.
*** Class commenced operations on December 9, 2005.
  # Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
  † Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.
 †† Ratios for periods less than one year have been annualized.
(1) Ratio does not include expenses of the underlying funds.
Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                               26

NOTES TO FINANCIAL STATEMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)

1. ORGANIZATION
____________________________________________________________________________________________________________________________________

Old Mutual Funds I (the "Trust"), organized as a Delaware statutory trust on May 27, 2004, is registered under the Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers seven series portfolios, of which the following are covered by this Semi-Annual Report - the Old Mutual Asset Allocation Conservative
Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio and the Old
Mutual Asset Allocation Growth Portfolio (each a "Fund" and collectively, the "Funds"). The Funds commenced operations on September
30, 2004. The Trust's series portfolios whose financial statements are presented separately are the Old Mutual Analytic Fund, the
Old Mutual International Equity Fund and the Old Mutual Copper Rock Emerging Growth Fund.

Shareholders may purchase shares of the Funds through four separate classes, Class A, Class C, Class Z and Institutional Class shares. All classes have equal rights as to earnings, assets, and voting privileges, except that each class may have different distribution costs, dividends, registration costs, and shareholder services costs and each class has exclusive voting rights with respect to its distribution plan. Except for these differences, each share class of each Fund represents an equal proportionate interest in that Fund. Each Fund is classified as a diversified investment management company. The Funds' prospectus provides a description of each Fund's investment objective, policies and investment strategies.

Each Fund is a "fund of funds," which seeks to achieve its investment objective by investing in a portfolio of affiliated underlying equity and fixed income funds that are advised by the Funds' investment adviser, Old Mutual Capital, Inc. (the "Adviser"). In addition, a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities. Under normal circumstances, the Funds expect to invest their assets among equity and fixed income funds in the following ranges:

                       Fund                                              Equity Fund Allocation         Fixed Income Fund Allocation
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio                               20 - 40%                        60 - 80%
Old Mutual Asset Allocation Balanced Portfolio                                   50 - 70%                        30 - 50%
Old Mutual Asset Allocation Moderate Growth Portfolio                            70 - 90%                        10 - 30%
Old Mutual Asset Allocation Growth Portfolio                                    90 - 100%                         0 - 10%
____________________________________________________________________________________________________________________________________

A brief description of each of the underlying funds that the Funds currently invest in is as follows.

Old Mutual Analytic U.S. Long/Short Fund seeks above-average total returns. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the fund may invest in companies of any size, it generally invests in large- and mid-cap companies.
The fund may also invest in long and short positions of publicly traded equity securities. The fund's long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The fund generally takes long equity positions equal to approximately 120% of the fund's equity assets excluding cash, and short equity positions equal to approximately 20% of the fund's equity assets at the time of investment. The fund's long equity exposure ordinarily ranges from 110% to 125% of the fund's net assets and its short equity exposure ordinarily ranges from 10% to 33% of the fund's net assets. The cash received from short sales may be used to invest in long equity positions.

Old Mutual Barrow Hanley Core Bond Fund seeks to maximize total return. To pursue its objective, the fund normally invests at least
80% of its net assets in fixed income securities of varying maturities. Fixed income securities may include: U.S. government securities, including Treasury and agency securities, corporate obligations, inflation-indexed securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The fund may invest up to
25% of its total assets in U.S. dollar denominated foreign debt obligations. The fund may also invest up to 20% of its total assets in non-investment grade securities. The fund has no limitations on the range of maturities of the fixed income securities in which it can invest and will maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Barclays
Capital U.S. Aggregate Bond Index. The sub-adviser will attempt to maintain an overall weighted average portfolio credit quality at a rating of "AA" (or equivalent) or higher from any nationally recognized statistical rating organization ("NRSRO").

Old Mutual Barrow Hanley Value Fund seeks long-term capital growth. The fund is a non-diversified fund. To pursue its objective, the fund normally invests in equity securities of large- and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of the fund's sub-adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields.

Old Mutual Copper Rock Emerging Growth Fund seeks to provide investors with capital appreciation. To pursue its objective, the fund normally invests primarily in equity securities of emerging growth companies. The fund emphasizes small- and mid-cap companies in its portfolio, that is, companies with market values generally within the range of market values of issuers included in the Russell
2500™ Growth Index. The fund may invest in emerging growth companies of any size. There is no minimum percentage of assets of either small- or mid-cap companies for the fund's investments, and it has the flexibility to invest substantially in either small-
or mid-cap issuers. The fund may at times be invested primarily in small-cap stocks.

                                                                 27

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JANUARY 31, 2010 (UNAUDITED)

Old Mutual Dwight High Yield Fund seeks to provide investors with a high level of current income. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, below investment-grade securities including high-yield corporate bonds and loans, municipal bonds, mortgage-backed and asset-backed securities, income-producing convertible securities, and preferred stocks. The fund may invest up to 30% of its assets in U.S. dollar denominated foreign debt obligations. The fund may also invest in derivative instruments such as options, futures contracts, credit default swaps, and swaps and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund's sub-adviser seeks to maintain a minimum average credit quality for the fund's investments at a rating of
"B" (or equivalent) or higher from any NRSRO. The fund's investment duration typically ranges from 75% to 125% of the average duration of the Barclays Capital U.S. Corporate High-Yield Bond Index.

Old Mutual Dwight Intermediate Fixed Income Fund seeks a high level of current income consistent with relative stability of principal. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The fund may also invest in derivative instruments such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund's investment duration typically ranges from 75% to 125% of the average duration of the Barclays Capital U.S. Intermediate Aggregate Bond Index. The fund's dollar weighted average maturity will typically be between 3 and 10 years.

Old Mutual Dwight Short Term Fixed Income Fund seeks a high level of current income consistent with maintaining a relatively high degree of stability of capital. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in obligations of the U.S. Government and in investment grade debt securities rated AAA by
Standard & Poor's, Aaa by Moody's Investor Service, Inc. or deemed equivalent by the sub-adviser. The fund's weighted average maturity will typically be less than 3 years.

Old Mutual Focused Fund seeks above-average total returns over a 3 to 5 year market cycle. The fund is a non-diversified fund. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-, medium- and large-cap companies. While the fund may invest in companies of any market capitalization, the fund generally invests in large-cap companies that the fund's sub-adviser believes have sustainable long-term growth prospects but are currently trading at modest relative valuations.

Old Mutual Heitman REIT Fund seeks to provide investors with a high total return consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs"). The fund's sub-adviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.

Old Mutual International Equity Fund seeks long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of non-U.S. issuers. The fund allocates its assets to securities of issuers located in at least 3 non-U.S. countries and may invest in both developed and emerging markets. Generally, the fund limits its investments in any country to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom, or in securities quoted or denominated in the
Japanese yen, the British pound, or the euro.

Old Mutual Large Cap Growth Fund seeks to provide investors with long-term capital growth. The fund is classified as a non-diversified fund. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large-cap companies with favorable growth prospects. For purposes of this fund, large cap companies are those companies with market capitalizations within the market capitalization range of those companies in the
Russell 1000 Growth Index. Each sub-adviser will invest the portion of the fund it manages in not more than 40 large-cap companies.

Old Mutual Strategic Small Company Fund seeks capital growth. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies. For purposes of this fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000 Growth Index.

Old Mutual TS&W Mid-Cap Value Fund seeks long-term growth. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies with value characteristics. For purposes of this fund, mid-cap companies are those companies with market capitalizations similar to the companies in the Russell
MidCap Value Index.

Old Mutual TS&W Small Cap Value Fund seeks long-term capital growth. To pursue its objective, the fund normally invests at least 80%
of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics. For purposes of this fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000 Value Index.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each
Fund.

                                                                 28

2. SIGNIFICANT ACCOUNTING POLICIES
____________________________________________________________________________________________________________________________________

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation - Investments in underlying funds are valued at the closing net asset value per share of each underlying fund as reported on each business day. Investment securities of an underlying fund managed by the Adviser, including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE")
(normally 4:00 p.m., Eastern Time) each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value
Procedures established by each Board of Trustees of the underlying funds (the "Boards"). The underlying funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Boards. The underlying fund's Fair Value Procedures are implemented through a Valuation Committee (the "Committee") designated by the Boards. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating an underlying fund's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities of an underlying fund managed by the Adviser and traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Boards.

Foreign securities of an underlying fund managed by the Adviser and traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the underlying funds calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

Options of an underlying fund managed by the Adviser are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts of an underlying fund managed by the Adviser are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

The Funds are subject to the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification 820-10,
Fair Value Measurements and Disclosures, ("ASC 820-10"). ASC 820-10 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the reporting period. The aggregate value by input level, as of January 31, 2010, for each Fund's investments is included the
Schedule of Investments.

                                                                 29

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JANUARY 31, 2010 (UNAUDITED)

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for the Funds are declared at least annually, if available, except Old Mutual Asset Allocation Conservative Portfolio and Old Mutual Asset Allocation Balanced Portfolio, for which dividends are declared at least quarterly, if available. Distributions of net realized capital gains for each Fund are generally made to shareholders at least annually, if available.

Foreign Currency Conversion - The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

     (i)  market value of investment securities, other assets and liabilities at the current rate of exchange; and

     (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Funds report gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as distribution and service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day. Additionally, each Fund, as a shareholder in the underlying funds, will also indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not reflected in the expenses shown in the Statements of Operations and are not included in the ratios to average net assets shown in the Financial
Highlights.

The Funds have an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent fees shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

The Funds impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemptions by exchange) of the Funds within 10 calendar days of their purchase. The Funds charge the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Funds will retain the fee by crediting Paid-in Capital. For the six-month period ended January 31, 2010, there were no material redemption fees collected by the
Funds.

                                                                 30

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES
____________________________________________________________________________________________________________________________________

Investment Adviser - Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH").
OMUSH is a direct, wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct, wholly owned subsidiary of Old
Mutual plc, a London-Exchange listed international financial services firm. The Funds and the Adviser are parties to an Investment
Advisory Agreement (the "Advisory Agreement"), under which the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows:

                                                                            Management Fee                  Asset Level
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio                              0.200%         Less than $1 billion
                                                                                0.175%         From $1 billion to $2 billion
                                                                                0.150%         From $2 billion to $3 billion
                                                                                0.125%         Greater than $3 billion

Old Mutual Asset Allocation Balanced Portfolio                                  0.200%         Less than $1 billion
                                                                                0.175%         From $1 billion to $2 billion
                                                                                0.150%         From $2 billion to $3 billion
                                                                                0.125%         Greater than $3 billion

Old Mutual Asset Allocation Moderate Growth Portfolio                           0.250%         Less than $1 billion
                                                                                0.225%         From $1 billion to $2 billion
                                                                                0.200%         From $2 billion to $3 billion
                                                                                0.175%         Greater than $3 billion

Old Mutual Asset Allocation Growth Portfolio                                    0.250%         Less than $1 billion
                                                                                0.225%         From $1 billion to $2 billion
                                                                                0.200%         From $2 billion to $3 billion
                                                                                0.175%         Greater than $3 billion
____________________________________________________________________________________________________________________________________

Expense Limitation Agreements - In the interest of limiting expenses of the Funds, the Adviser has entered into an expense limitation agreement ("Expense Limitation Agreement") effective January 1, 2009, pursuant to which the Adviser has agreed, in writing, to waive or limit its fees and to assume other expenses of the Funds to the extent necessary to limit the total annual expenses (excluding acquired (underlying) fund fees and expenses) to a specified percentage of the Funds' average daily net assets through the dates specified below.

                                                                                             Institutional       Expiration Date
                                                           Class A     Class C    Class Z        Class        of Expense Limitation
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio          0.61%       1.36%      0.36%         0.36%          December 31, 2010
Old Mutual Asset Allocation Balanced Portfolio              0.64%       1.39%      0.39%         0.39%          December 31, 2010
Old Mutual Asset Allocation Moderate Growth Portfolio       0.57%       1.32%      0.32%         0.32%          December 31, 2010
Old Mutual Asset Allocation Growth Portfolio                0.57%       1.32%      0.32%         0.32%          December 31, 2010
____________________________________________________________________________________________________________________________________

Reimbursement by the Funds of the advisory fees waived and other expenses paid by the Adviser pursuant to the applicable expense limitation agreement that expired on December 31, 2008 may be made at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Fund to exceed the expense limitation.
Consequently, no reimbursement by these Funds will be made unless: (i) the Fund's assets exceed $75 million; (ii) such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed; and (iii) the payment of such reimbursement is approved by the Board. Moreover, to the extent that the Adviser reimburses advisory fees or absorbs operating expenses of a Fund, the Adviser may seek payment of such amounts within two fiscal years after the fiscal year in which fees were reimbursed or absorbed.

Reimbursement by the Funds of advisory fees waived and other expenses paid by the Adviser pursuant to the current Expense Limitation
Agreement may be made up to three years after the expenses were reimbursed or absorbed if such reimbursement does not cause the total operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed.

                                                                 31

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JANUARY 31, 2010 (UNAUDITED)

At January 31, 2010, the Adviser may seek reimbursement of previously waived and reimbursed fees as follows (000):

                                                            Expires 2010    Expires 2011    Expires 2012    Expires 2013    Total
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio              $182            $ 98            $ 13            $ 62        $  355
Old Mutual Asset Allocation Balanced Portfolio                   367             155              50             127           699
Old Mutual Asset Allocation Moderate Growth Portfolio            666             336             218             260         1,480
Old Mutual Asset Allocation Growth Portfolio                     600             278             120             201         1,199
____________________________________________________________________________________________________________________________________

Sub-Advisory Agreement - The Trust, on behalf of the Funds, and the Adviser have entered into a sub-advisory agreement (the
"Ibbotson Sub-Advisory Agreement") with Ibbotson Associates Advisors, LLC ("Ibbotson"). Ibbotson is a wholly owned subsidiary of
Ibbotson Associates, Inc., which is a wholly owned subsidiary of Morningstar, Inc. For the services provided and expenses incurred pursuant to the Ibbotson Sub-Advisory Agreement, Ibbotson is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of each of the Funds, which is computed and paid monthly at an annual rate equal to the greater of (i)
0.08% for average daily net assets up to $250 million, 0.07% for average daily net assets from $250 million to $500 million, 0.06%
for average daily net assets from $500 million to $750 million, 0.05% for average daily net assets from $750 million to $1 billion,
0.04% for average daily net assets from $1 billion to $2 billion and 0.03% for average daily net assets over $2 billion, or (ii)
$200,000. The Sub-Advisory Agreement obligates Ibbotson to: (i) recommend a continuous investment allocation program for each Fund in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of each Fund's investments;
and (iii) recommend the allocation of the assets of each Fund by specific investment style mandate.

Administrative Services Agreement - The Trust and Old Mutual Fund Services (the "Administrator"), a wholly owned subsidiary of the
Adviser, entered into an Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, as follows:

      Average Daily Net Assets                               Annual Fee Rate
________________________________________________________________________________

         $0 to $500 million                                       0.10%
   > $500 million up to $1 billion                                0.09%
   > $1 billion up to $1.5 billion                                0.08%
           > $1.5 billion                                         0.07%
________________________________________________________________________________

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The
Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Bank of New York Mellon ( the "Sub-Administrator") serves as sub-administrator to the Trust. The Sub-Administrator assists the
Administrator in connection with the administration of the business and affairs of the Trust. Pursuant to a sub-administration and accounting agreement (the "Sub-Administration Agreement") between the Administrator and the Sub-Administrator, the Administrator
pays the Sub-Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust and Old Mutual Funds II (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. With regard to the Funds, these fees apply only at the underlying fund level. In addition, the
Administrator pays the Sub-Administrator the following annual fees: (1) $35,000 for each Fund; (2) $3,000 per class in excess of three classes for each fund in the Old Mutual Complex, and (3) the greater of .01925% based on the combined average daily gross assets of the Old Mutual Complex or $425,000. Certain minimum fees apply. The Sub-Administration Agreement provides that the
Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator except those arising out of the Sub-Administrator's or its delegee's or agent's (if such delegee or agent is a subsidiary of the
Sub-Administrator) negligence or willful misconduct or the Sub-Administrator's failure to act in good faith. In no event shall the
Sub-Administrator be liable to the Administrator or any third party for special, indirect or consequential damages.

Distribution Agreement - Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Adviser, and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) and have no financial interest in the
Distribution Agreement, or by a majority vote of the outstanding securities of the Trust upon not more than 90 days' written notice by either party or upon assignment by the Distributor.

                                                                 32

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of each Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of each Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plans are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of each Fund and (ii) 0.75% of the average net asset value of the Class C shares of each Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Class
A or Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Class A or Class C shares, as set forth in the then current prospectus or statement of additional information with respect to Class A and Class C shares and interest and other financing costs.

The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, Class A shares are not authorized to pay distribution fees and Class C shares are authorized to pay the maximum amount of distribution fees.

Pursuant to the Service Plan for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested
Trustees from time to time.

Currently, both Class A and Class C shares are authorized to pay the maximum amount of service fees.

The Administrator will prepare and deliver written reports to the Board on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plans, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator, Adviser or sub-advisers may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust has a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

Of the service and distribution fees the Distributor received for the six-month period ended January 31, 2010, it retained the following:

                                                                            Service Fees (000)               Distribution Fees (000)
____________________________________________________________________________________________________________________________________

                                                                      Class A                  Class C                Class C
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio                      $1                       $ 5                    $16
Old Mutual Asset Allocation Balanced Portfolio                           1                        10                     31
Old Mutual Asset Allocation Moderate Growth Portfolio                    2                        13                     38
Old Mutual Asset Allocation Growth Portfolio                             1                         8                     25
____________________________________________________________________________________________________________________________________

Other Service Providers - The Bank of New York Mellon serves as custodian for each of the Funds.

DST Systems, Inc. ("DST") serves as the transfer agent and dividend disbursing agent of the Funds. Pursuant to an agency agreement between the Trust and DST, DST also provides call center, correspondence and other shareholder account-related services to the
Funds. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund.

OMUSH receives an offset of certain recordkeeping fees from the plan sponsors of OMUSH's participant directed 401K, profit sharing and/or voluntary deferral plans which invest in the Old Mutual Complex (collectively, the "Deferred Plans"). The amount of the fee offset is based in part on service and/or sub-transfer agency fees received by the plan sponsors from the Old Mutual Funds' Class Z shares within the Deferred Plans. During the semi-annual period ended January 31, 2010, the amount received by OMUSH for recordkeeping fee offsets attributable to investments by the Deferred Plans in the Old Mutual Complex was approximately $19,000.

Officers and Trustees of the Funds who are or were officers of the Adviser, Administrator, Sub-Administrator or Distributor received no compensation from the Funds.

                                                                 33

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JANUARY 31, 2010 (UNAUDITED)

4. INTERFUND LENDING
____________________________________________________________________________________________________________________________________

Pursuant to resolutions adopted by the Boards of Trustees of the Trust and Old Mutual Funds II (together, the "Trusts"), on behalf of certain series portfolios of the Trusts (the "OM Funds"), each of the OM Funds may lend an amount up to its prospectus-defined limitations to other OM Funds. All such lending shall be conducted pursuant to the exemptive order granted by the Securities and
Exchange Commission on August 12, 2003 to the Trusts. The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the OM Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points). None of the OM Funds may borrow more than 10% of its assets.

The Funds had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended January
31, 2010.

5. INVESTMENT TRANSACTIONS
____________________________________________________________________________________________________________________________________

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Funds, for the six-month period ended January 31, 2010 were as follows:

                                                                                               Purchases (000)          Sales (000)
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio                                                 $13,303               $ 18,763
Old Mutual Asset Allocation Balanced Portfolio                                                      27,384                 47,330
Old Mutual Asset Allocation Moderate Growth Portfolio                                               36,828                 64,875
Old Mutual Asset Allocation Growth Portfolio                                                        27,257                 56,491
____________________________________________________________________________________________________________________________________

6. CAPITAL SHARE TRANSACTIONS
____________________________________________________________________________________________________________________________________

                                                            Old Mutual               Old Mutual               Old Mutual               Old Mutual
                                                         Asset Allocation         Asset Allocation         Asset Allocation         Asset Allocation
                                                           Conservative               Balanced              Moderate Growth              Growth
                                                            Portfolio                 Portfolio                Portfolio                Portfolio
________________________________________________________________________________________________________________________________________________________

                                                       8/1/09 to    8/1/08 to   8/1/09 to    8/1/08 to   8/1/09 to    8/1/08 to   8/1/09 to   8/1/08 to
                                                        1/31/10      7/31/09     1/31/10      7/31/09     1/31/10      7/31/09     1/31/10     7/31/09
                                                      (Unaudited)              (Unaudited)              (Unaudited)              (Unaudited)
________________________________________________________________________________________________________________________________________________________

Shares Issued and Redeemed (000):
   Class A
   Shares Issued                                             172         775          215          968         234          435         191        380
   Shares Issued upon Reinvestment of Distributions           32          88           42          284          53          294          33        183
   Shares Redeemed                                          (261)       (952)        (512)      (2,510)       (426)      (2,261)       (485)    (1,687)
________________________________________________________________________________________________________________________________________________________

   Total Class A Share Transactions                          (57)        (89)        (255)      (1,258)       (139)      (1,532)       (261)    (1,124)
________________________________________________________________________________________________________________________________________________________

   Class C
   Shares Issued                                             221       1,330          315        1,571         322        1,618         146        921
   Shares Issued upon Reinvestment of Distributions           41         119           74          419          87          636          42        362
   Shares Redeemed                                          (763)     (1,450)      (2,004)      (4,394)     (2,348)      (4,870)     (1,242)    (2,444)
________________________________________________________________________________________________________________________________________________________

   Total Class C Share Transactions                         (501)         (1)      (1,615)      (2,404)     (1,939)      (2,616)     (1,054)    (1,161)
________________________________________________________________________________________________________________________________________________________

   Class Z
   Shares Issued                                             119           6           15           17           5            1         283         11
   Shares Issued upon Reinvestment of Distributions            3           2            2            7           2            6           2          5
   Shares Redeemed                                           (25)        (43)          (1)         (17)          -            -         (74)         -
________________________________________________________________________________________________________________________________________________________

   Total Class Z Share Transactions                           97         (35)          16            7           7            7         211         16
________________________________________________________________________________________________________________________________________________________

   Institutional Class
   Shares Issued                                              53         687            3          165           3          373          69        731
   Shares Issued upon Reinvestment of Distributions           16          16            4           48          18           79          44        162
   Shares Redeemed                                          (155)       (724)        (222)        (545)       (909)        (300)     (2,077)      (828)
________________________________________________________________________________________________________________________________________________________

   Total Institutional Class Share Transactions              (86)        (21)        (215)        (332)       (888)         152      (1,964)        65
________________________________________________________________________________________________________________________________________________________

   Net Increase in Shares Outstanding                       (547)       (146)      (2,069)      (3,987)     (2,959)      (3,989)     (3,068)    (2,204)
________________________________________________________________________________________________________________________________________________________

Amounts designated as "-" are either 0 or have been rounded to 0.

                                                                 34

7. AFFILIATED FUND OF FUNDS TRANSACTIONS
____________________________________________________________________________________________________________________________________

The Funds invest in certain mutual funds within the Old Mutual Complex, of which certain funds may be deemed to be under common control because they may share the same Board. A Fund's investment in any of the underlying funds may exceed 25% of the underlying fund's total assets. The financial statements for each of the underlying funds that are part of the Old Mutual Complex may be obtained at oldmutualfunds.com. A summary of the Funds' transactions in affiliated underlying funds during the six-month period ended January 31, 2010 follows:

Old Mutual Asset Allocation Conservative Portfolio (000):

                                                                                   Unrealized                              Net
                                                        Purchases    Proceeds     Appreciation    Value at   Dividend    Realized
Underlying Fund                                          at Cost    from Sales   (Depreciation)   01/31/10    Income    Gain (Loss)
____________________________________________________________________________________________________________________________________

   Old Mutual Advantage Growth Fund                      $     1       $   811          $    -     $     -     $    1      $  (289)
   Old Mutual Analytic US Long/Short Fund                     12           363             (32)        853         12         (138)
   Old Mutual Barrow Hanley Core Bond Fund                 5,515         3,777             545      17,669        367          539
   Old Mutual Barrow Hanley Value Fund                       284         1,299             232       2,976         34         (555)
   Old Mutual Copper Rock Emerging Growth Fund               639            18              (2)        620          -            1
   Old Mutual Dwight High Yield Fund                         368         2,286             472       3,581        311          150
   Old Mutual Dwight Intermediate Fixed Income Fund        3,160         1,044              95       7,212        114           67
   Old Mutual Dwight Short Term Fixed Income Fund          1,074         1,696             117       5,202         73            9
   Old Mutual Focused Fund                                   114           160             166       1,578         13          (29)
   Old Mutual Growth Fund                                     42           642               -           -         42           95
   Old Mutual International Bond Fund                        245         4,572               -           -        170         (431)
   Old Mutual International Equity Fund                       59           579            (851)      2,804         60         (381)
   Old Mutual Large Cap Growth Fund                        1,424           355             276       2,024         12           12
   Old Mutual TS&W Mid-Cap Fund                               15         1,115             (78)      2,369         15         (293)
   Old Mutual TS&W Small Cap Value Fund                      351            46              14         322          1            3
____________________________________________________________________________________________________________________________________

Total                                                    $13,303       $18,763          $  954     $47,210     $1,225      $(1,240)
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Balanced Portfolio (000):

                                                                                   Unrealized                              Net
                                                        Purchases    Proceeds     Appreciation    Value at   Dividend    Realized
Underlying Fund                                          at Cost    from Sales   (Depreciation)   01/31/10    Income    Gain (Loss)
____________________________________________________________________________________________________________________________________

   Old Mutual Advantage Growth Fund                      $     8       $ 7,382         $     -     $     -     $    8     $ (3,358)
   Old Mutual Analytic US Long/Short Fund                     41         3,257          (1,043)      2,665         41       (1,269)
   Old Mutual Barrow Hanley Core Bond Fund                 1,969         1,523             997      22,101        482          492
   Old Mutual Barrow Hanley Value Fund                     3,131         3,935             197      12,476        130       (2,382)
   Old Mutual Copper Rock Emerging Growth Fund             1,450            39              45       1,459          -            3
   Old Mutual Discover Value Fund                              -         2,172               -           -          -          642
   Old Mutual Dwight High Yield Fund                         406         2,821             536       3,882        343          232
   Old Mutual Dwight Intermediate Fixed Income Fund          806           457             132       5,267        100           46
   Old Mutual Dwight Short Term Fixed Income Fund          4,969         1,336              33       4,207         33            6
   Old Mutual Focused Fund                                 1,684           676            (694)      5,323         34         (157)
   Old Mutual Growth Fund                                     38           821               -           -         39          130
   Old Mutual Heitman Global Real Estate Securities Fund     256         1,492               -           -        256         (593)
   Old Mutual Heitman REIT Fund                            1,435           146             (33)      1,899          9          (79)
   Old Mutual International Bond Fund                        297         5,711               -           -        206         (550)
   Old Mutual International Equity Fund                      241         5,863          (3,616)     11,428        241       (3,745)
   Old Mutual Large Cap Growth Fund                        8,422         3,680             474       6,679         39          136
   Old Mutual Strategic Small Company Fund                     3         1,544            (265)        689          3         (634)
   Old Mutual TS&W Mid-Cap Value Fund                         39         1,600          (1,478)      6,464         40         (421)
   Old Mutual TS&W Small Cap Value Fund                    2,189         2,875             523       5,431         17           76
____________________________________________________________________________________________________________________________________

Total                                                    $27,384       $47,330         $(4,192)    $89,970     $2,021     $(11,425)
____________________________________________________________________________________________________________________________________

                                                                 35

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JANUARY 31, 2010 (UNAUDITED)

Old Mutual Asset Allocation Moderate Growth Portfolio (000):

                                                                                   Unrealized                              Net
                                                        Purchases    Proceeds     Appreciation    Value at   Dividend    Realized
Underlying Fund                                          at Cost    from Sales   (Depreciation)   01/31/10    Income    Gain (Loss)
____________________________________________________________________________________________________________________________________

   Old Mutual Advantage Growth Fund                      $    11       $10,072        $      -    $      -     $   11     $ (5,101)
   Old Mutual Analytic US Long/Short Fund                     75         3,362          (2,045)      5,071         75       (1,291)
   Old Mutual Barrow Hanley Core Bond Fund                 4,310         1,426             572      16,579        342          348
   Old Mutual Barrow Hanley Value Fund                     3,230         6,470             353      16,340        180       (3,842)
   Old Mutual Copper Rock Emerging Growth Fund             2,120           148              63       2,047          -           12
   Old Mutual Discover Value Fund                              -         3,912               -           -          -        1,213
   Old Mutual Dwight High Yield Fund                          36         1,572               -           -         36          128
   Old Mutual Dwight Intermediate Fixed Income Fund        1,691           249              15       1,992         21           16
   Old Mutual Dwight Short Term Fixed Income Fund          1,103           439               -         662          3           (2)
   Old Mutual Focused Fund                                 1,902         1,528          (1,052)      7,401         52         (348)
   Old Mutual Growth Fund                                     20         1,208               -           -         20          211
   Old Mutual Heitman Global Real Estate Securities Fund     638         3,672               -           -        638       (1,509)
   Old Mutual Heitman REIT Fund                            3,576           443             156       4,279         19         (172)
   Old Mutual International Bond Fund                        192         3,745               -           -        133         (374)
   Old Mutual International Equity Fund                      425        10,859          (8,619)     19,207        425       (6,981)
   Old Mutual Large Cap Growth Fund                       13,485         4,665             723      10,619         63          166
   Old Mutual Strategic Small Company Fund                     4         4,722            (267)        755          4       (1,755)
   Old Mutual TS&W Mid-Cap Value Fund                         62         2,495          (2,306)      9,387         62         (611)
   Old Mutual TS&W Small Cap Value Fund                    3,948         3,888           1,001      10,986         35          128
____________________________________________________________________________________________________________________________________

Total                                                    $36,828       $64,875        $(11,406)   $105,325     $2,119     $(19,764)
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Growth Portfolio (000):

                                                                                   Unrealized                              Net
                                                        Purchases    Proceeds     Appreciation    Value at   Dividend    Realized
Underlying Fund                                          at Cost    from Sales   (Depreciation)   01/31/10    Income    Gain (Loss)
____________________________________________________________________________________________________________________________________

   Old Mutual Advantage Growth Fund                      $    12       $10,871        $      -     $     -     $   12     $ (5,365)
   Old Mutual Analytic US Long/Short Fund                     51         2,866          (1,168)      2,890         51       (1,066)
   Old Mutual Barrow Hanley Value Fund                       451         6,334          (2,053)     11,751        149       (3,519)
   Old Mutual Copper Rock Emerging Growth Fund             2,802           634              48       2,265          -           49
   Old Mutual Discover Value Fund                              -         2,902               -           -          -          232
   Old Mutual Focused Fund                                   823         2,077            (714)      4,700         46         (434)
   Old Mutual Growth Fund                                      5           167               -           -          5           34
   Old Mutual Heitman Global Real Estate Securities Fund     791         4,538               -           -        791       (1,829)
   Old Mutual Heitman REIT Fund                            4,440         1,858             240       5,007         32         (719)
   Old Mutual International Equity Fund                    1,128         9,023          (6,493)     16,472        424       (5,832)
   Old Mutual Large Cap Growth Fund                       11,551         4,500             450       7,855         52          354
   Old Mutual Strategic Small Company Fund                     5         3,441            (312)        950          5       (1,186)
   Old Mutual TS&W Mid-Cap Value Fund                      2,271         2,502            (930)      6,603         48         (558)
   Old Mutual TS&W Small Cap Value Fund                    2,927         4,778             616       6,304         25          272
____________________________________________________________________________________________________________________________________

Total                                                    $27,257       $56,491        $(10,316)    $64,797     $1,640     $(19,567)
____________________________________________________________________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.

                                                                 36

8. FEDERAL TAX INFORMATION
____________________________________________________________________________________________________________________________________

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

The Funds are subject to the provisions of FASB Accounting Standards Codification 740-10 ("ASC 740-10"), Income Taxes. ASC 740-10
requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not"
recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

ASC 740-10 requires management of the Funds to analyze all open tax years, fiscal years 2006 - 2009 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended January 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S.
Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the
United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of July 31, 2009, primarily attributable to reclassifications of capital distributions received from underlying funds for tax purposes, are not available to offset future income, were reclassified to the following accounts.

                                                                                       Increase/(Decrease)     Increase/(Decrease)
                                                                                          Undistributed            Accumulated
                                                                                          Net Investment          Net Realized
                                                                                              Income                  Gain
                                                                                              (000)                   (000)
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio                                            $362                   $(362)
Old Mutual Asset Allocation Balanced Portfolio                                                 645                    (645)
Old Mutual Asset Allocation Moderate Growth Portfolio                                          341                    (341)
____________________________________________________________________________________________________________________________________

The tax character of dividends and distributions declared during the year or periods ended July 31, 2009 and 2008 were as follows:

                                                                                     Ordinary         Long Term
                                                                                      Income         Capital Gain        Total
                                                                                      (000)             (000)            (000)
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio
   2009                                                                              $ 2,678           $  669           $ 3,347
   2008                                                                                1,775              670             2,445
Old Mutual Asset Allocation Balanced Portfolio
   2009                                                                                6,147            3,748             9,895
   2008                                                                                8,714            3,306            12,020
Old Mutual Asset Allocation Moderate Growth Portfolio
   2009                                                                                4,320            8,051            12,371
   2008                                                                               11,047            4,608            15,655
Old Mutual Asset Allocation Growth Portfolio
   2009                                                                                1,501            5,562             7,063
   2008                                                                                8,380            3,120            11,500
____________________________________________________________________________________________________________________________________

                                                                 37

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JANUARY 31, 2010 (UNAUDITED)

As of July 31, 2009, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                  Undistributed   Undistributed                     Post        Unrealized        Other
                                    Ordinary        Long Term     Capital Loss     October     Appreciation/    Temporary
                                     Income        Capital Gain   Carryforwards    Losses      Depreciation    Differences   Total
                                      (000)           (000)           (000)         (000)         (000)           (000)      (000)
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation
   Conservative Portfolio             $182             $-            $     -      $ (1,896)     $ (2,653)          $(1)    $ (4,368)
Old Mutual Asset Allocation
   Balanced Portfolio                  209              -             (1,664)      (13,670)      (20,147)            -      (35,272)
Old Mutual Asset Allocation
   Moderate Growth Portfolio           709              -             (5,460)      (20,932)      (34,844)           (1)     (60,528)
Old Mutual Asset Allocation
   Growth Portfolio                    722              -             (5,162)      (15,052)      (34,539)           (1)     (54,032)
____________________________________________________________________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through July 31, 2009 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a period of up to eight years to the extent allowed by the Internal Revenue Code.

As of July 31, 2009, the following Funds had capital loss carry forwards available to offset future realized gains through the indicated expiration dates:

                                                                                                                  2017        Total
                                                                                                                  (000)       (000)
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Balanced Portfolio                                                                   $1,664      $1,664
Old Mutual Asset Allocation Moderate Growth Portfolio                                                             5,460       5,460
Old Mutual Asset Allocation Growth Portfolio                                                                      5,162       5,162
____________________________________________________________________________________________________________________________________

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of investments held by each Fund at January 31, 2010 were as follows:

                                                                                                                          Net
                                                                                                                       Unrealized
                                                                    Federal Tax      Unrealized       Unrealized      Appreciation/
                                                                       Cost         Appreciation     Depreciation     Depreciation
                                                                      (000)            (000)            (000)            (000)
____________________________________________________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio                   $ 46,734         $1,917          $   (963)        $    954
Old Mutual Asset Allocation Balanced Portfolio                         95,076          2,937            (7,129)          (4,192)
Old Mutual Asset Allocation Moderate Growth Portfolio                 117,515          2,883           (14,289)         (11,406)
Old Mutual Asset Allocation Growth Portfolio                           75,682          1,354           (11,670)         (10,316)
____________________________________________________________________________________________________________________________________

9. SUBSEQUENT EVENTS
____________________________________________________________________________________________________________________________________

In accordance with the provisions set forth in FASB Accounting Standards Codification 855-10 Subsequent Events, the Adviser has
evaluated the possibility of subsequent events existing in the Funds' financial statements and has determined that there are no material events that would require disclosure in the Funds' financial statements.

                                                                 38

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities is available
(i) without charge, upon request, by calling toll-free at 888.772.2888; (ii) on the Trust's website at oldmutualfunds.com; and (iii)
on the SEC's website at http://www.sec.gov.

Information about how the Funds voted proxies relating to portfolio securities for the 12-month period ended June 30, 2009 is available on the Trust's website at oldmutualfunds.com and on the SEC's website at http://www.sec.gov.

Portfolio Holdings

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form
N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's
Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330 toll-free.

                                                                 39

FUND EXPENSES EXAMPLE (Unaudited)

Six Month Hypothetical Expense Example - January 31, 2010

Example. As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Transaction fees may include transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees. Fund-related fees may include ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended January 31, 2010.

Actual Expenses. The first line for each share class in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10.00 fee charged to IRA accounts, or the
$10.00 fee charged for wire redemptions. The Example also does not include portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each share class under the heading entitled "Expenses Paid During Six Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line for each share class in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5%
per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Annualized       Expenses                                                                     Annualized       Expenses
                                    Beginning     Ending        Expense          Paid                                             Beginning     Ending        Expense          Paid
                                     Account      Account       Ratios          During                                             Account      Account       Ratios          During
                                      Value        Value      for the Six      Six Month                                            Value        Value      for the Six      Six Month
                                     8/01/09      1/31/10     Month Period      Period*                                            8/01/09      1/31/10     Month Period      Period*
_________________________________________________________________________________________     _________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio - Class A                                  Old Mutual Asset Allocation Balance Portfolio - Class Z
_________________________________________________________________________________________     _________________________________________________________________________________________

   Actual Fund Return               $1,000.00    $1,066.90        0.61%          $3.18           Actual Fund Return               $1,000.00    $1,075.00        0.39%          $2.04
   Hypothetical 5% Return            1,000.00     1,025.11        0.61            3.11           Hypothetical 5% Return            1,000.00     1,025.12        0.39            1.99
_________________________________________________________________________________________     _________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio - Class C                                  Old Mutual Asset Allocation Balance Portfolio - Institutional Class
_________________________________________________________________________________________     _________________________________________________________________________________________

   Actual Fund Return                1,000.00     1,063.00        1.36            7.07           Actual Fund Return                1,000.00     1,076.10        0.39            2.04
   Hypothetical 5% Return            1,000.00     1,025.07        1.36            6.94           Hypothetical 5% Return            1,000.00     1,023.18        0.39            1.99
_________________________________________________________________________________________     _________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio - Class Z                                  Old Mutual Asset Allocation Moderate Growth Portfolio - Class A
_________________________________________________________________________________________     _________________________________________________________________________________________

   Actual Fund Return                1,000.00     1,068.10        0.36            1.88           Actual Fund Return                1,000.00     1,078.20        0.57            2.99
   Hypothetical 5% Return            1,000.00     1,025.12        0.36            1.84           Hypothetical 5% Return            1,000.00     1,025.11        0.57            2.91
_________________________________________________________________________________________     _________________________________________________________________________________________

Old Mutual Asset Allocation Conservative Portfolio - Institutional Class                      Old Mutual Asset Allocation Moderate Growth Portfolio - Class C
_________________________________________________________________________________________     _________________________________________________________________________________________

   Actual Fund Return                1,000.00     1,068.10        0.36            1.88           Actual Fund Return                1,000.00     1,074.20        1.32            6.90
   Hypothetical 5% Return            1,000.00     1,023.33        0.36            1.84           Hypothetical 5% Return            1,000.00     1,025.07        1.32            6.74
_________________________________________________________________________________________     _________________________________________________________________________________________

Old Mutual Asset Allocation Balance Portfolio - Class A                                       Old Mutual Asset Allocation Moderate Growth Portfolio - Class Z
_________________________________________________________________________________________     _________________________________________________________________________________________

   Actual Fund Return                1,000.00     1,074.90        0.64            3.35           Actual Fund Return                1,000.00     1,079.80        0.32            1.68
   Hypothetical 5% Return            1,000.00     1,025.10        0.64            3.27           Hypothetical 5% Return            1,000.00     1,025.12        0.32            1.63
_________________________________________________________________________________________     _________________________________________________________________________________________

Old Mutual Asset Allocation Balance Portfolio - Class C                                       Old Mutual Asset Allocation Moderate Growth Portfolio - Institutional Class
_________________________________________________________________________________________     _________________________________________________________________________________________

   Actual Fund Return                1,000.00     1,070.90        1.39            7.26           Actual Fund Return                1,000.00     1,080.10        0.32            1.68
   Hypothetical 5% Return            1,000.00     1,025.07        1.39            7.09           Hypothetical 5% Return            1,000.00     1,023.53        0.32            1.63
_________________________________________________________________________________________     _________________________________________________________________________________________

                                                                 40

                                                              Annualized       Expenses
                                    Beginning     Ending        Expense          Paid
                                     Account      Account       Ratios          During
                                      Value        Value      for the Six      Six Month
                                     8/01/09      1/31/10     Month Period      Period*
_________________________________________________________________________________________

Old Mutual Asset Allocation Growth Portfolio - Class A
_________________________________________________________________________________________

   Actual Fund Return               $1,000.00    $1,089.00         0.57%          $3.00
   Hypothetical 5% Return            1,000.00     1,025.11         0.57            2.91
_________________________________________________________________________________________

Old Mutual Asset Allocation Growth Portfolio - Class C
_________________________________________________________________________________________

   Actual Fund Return                1,000.00      1,084.90        1.32            6.94
   Hypothetical 5% Return            1,000.00      1,025.07        1.32            6.74
_________________________________________________________________________________________

Old Mutual Asset Allocation Growth Portfolio - Class Z
_________________________________________________________________________________________

   Actual Fund Return                1,000.00      1,091.40        0.32            1.69
   Hypothetical 5% Return            1,000.00      1,025.12        0.32            1.63
_________________________________________________________________________________________

Old Mutual Asset Allocation Growth Portfolio - Institutional Class
_________________________________________________________________________________________

   Actual Fund Return                1,000.00      1,090.30        0.32            1.69
   Hypothetical 5% Return            1,000.00      1,023.53        0.32            1.63
_________________________________________________________________________________________

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                 41

FOR MORE INFORMATION

For investors who want more information about Old Mutual Funds I, please contact us at:

     | By Telephone:
     |
     | 888.772.2888
     |
     | By Mail:
     |
     | Old Mutual Funds I
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     |
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual Funds I shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of Old Mutual Funds I, by visiting
oldmutualfunds.com or by calling 888.772.2888. Please read the prospectus carefully before investing.

                                                                                                                   [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners

R-10-014 03/2010

[OLD MUTUAL LOGO]
          Funds I

                                                         Old Mutual Funds I

                                                             SEMI-ANNUAL
                                                               REPORT

                                                          January 31, 2010

Old Mutual Analytic Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

TABLE OF CONTENTS

About This Report                                                                                                                  1

Message to Shareholders                                                                                                            3

Management Discussion of Fund Performance
and Schedules of Investments

   Old Mutual Analytic Fund
      Class A (ANAEX), Class C (ANCEX), Class Z (ANDEX), Institutional Class (ANIEX)                                               4

   Old Mutual Copper Rock Emerging Growth Fund
      Class A (OMARX), Class Z (OMZRX), Institutional Class (OMIRX)                                                               15

   Old Mutual International Equity Fund
      Class A (OMXAX), Class Z (OMXZX), Institutional Class (OMXIX)                                                               21

Statements of Assets & Liabilities                                                                                                30

Statements of Operations                                                                                                          31

Statements of Changes in Net Assets                                                                                               32

Statement of Cash Flows                                                                                                           34

Financial Highlights                                                                                                              35

Notes to Financial Statements                                                                                                     39

Proxy Voting and Portfolio Holdings                                                                                               49

Fund Expenses Example                                                                                                             50

ABOUT THIS REPORT

HISTORICAL RETURNS
____________________________________________________________________________________________________________________________________

All total returns mentioned in this report account for the change in a Fund's per-share price and the reinvestment of any dividends and capital gain distributions. If your account is set up to receive Fund dividends and distributions in cash rather than reinvest them, your actual return may differ from these figures. The Funds' performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call toll-free at 888-772-2888 or visit oldmutualfunds.com for performance results current to the most recent month-end.

Performance results for short periods of time may not be representative of longer-term results. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. Each of the Funds offers Class A, Class Z and
Institutional Class shares. The Old Mutual Analytic Fund also offers Class C shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to aggregate annual distribution and service fees of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months of purchase. Class Z and Institutional Class shares are only available to eligible shareholders. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

FUND DATA
____________________________________________________________________________________________________________________________________

This report reflects views, opinions and Fund holdings as of January 31, 2010, the end of the report period, and these views and opinions are subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or of the Funds. Opinions and forecasts regarding industries, companies and/or themes and Fund composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holdings as of January 31, 2010 are included in each Fund's Schedule of Investments. There is no assurance that the securities purchased will remain in a Fund or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities may entail unique risks, including political, market and currency risks. An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain Funds utilize call options, short selling and derivatives as part of their investment strategy. Call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. There are risks associated with short selling, including the risk that a Fund may have to cover the short position at a higher price than the short price, resulting in a loss. A Fund's loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. By engaging in certain derivative strategies or investing the proceeds received from selling securities short, a Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long equity positions and make any change in the Fund's net asset value greater than without the use of leverage, which could result in increased volatility of returns. Derivatives are often more volatile than other investments and may magnify a Fund's gains or losses. A Fund could be negatively affected if the change in market value of the securities fails to correlate with the value of the derivatives purchased or sold.

                                                                  1

ABOUT THIS REPORT - concluded

COMPARATIVE INDEXES
____________________________________________________________________________________________________________________________________

The comparative indexes discussed in this report are meant to provide a basis for judging the Funds' performance against specific benchmarks. Each index shown accounts for both changes in security price and reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The total return figures for the Morgan Stanley Capital International ("MSCI")
EAFE® Index assumes change in security prices and the deduction of local taxes. The Funds may significantly differ in holdings and composition from an index. Individuals cannot invest directly in an index.

Indexes:

Barclays Capital U.S. Aggregate Index

The unmanaged Barclays Capital U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The unmanaged index is market value-weighted inclusive of accrued interest.

MSCI EAFE® Index

The unmanaged MSCI EAFE® Index is a market capitalization-weighted index designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 2009, the MSCI EAFE Index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy,
Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Russell 2500™ Growth Index

The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500™ Index companies with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor's 500 Index

The unmanaged Standard & Poor's 500 ("S&P 500") Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

Index returns and statistical data included in this report are provided by Bloomberg and FactSet.

                                                                 2

MESSAGE TO SHAREHOLDERS

Dear Shareholder:

The six-month period ended January 31, 2010 saw a continuation of the market rally that began in mid-March 2009, during which investors focused on the least expensive, riskiest, lowest quality stocks, as they sought bargains in anticipation of an economic and financial market rebound. The market later rose dramatically, as signs of global economic recovery became more abundant, corporate profits exceeded investors' expectations, and the low-quality focus began to abate in October 2009. Investors shifted to earnings as a key driver of stock attractiveness. Risk conditions began to stabilize under this renewed attention to fundamentals, supporting good stock returns through December 2009. All of the major asset classes were up between August 1, 2009 and January 31,
2010. During this period the S&P 500 Index returned 9.87%, while the MSCI EAFE Index returned 6.93% over this same period. From a bond perspective, the Barclays Capital U.S. Aggregate Index was up 3.87%. The S&P 500's climb stopped, however, during the final month of the period, due to investors seeking safer investments as the debt crisis in Greece and uncertainty around U.S. financial reforms rattled investor confidence.

Many of the sub-advisers believe that global economic recovery will continue to be subdued as lending growth remains restricted in most economies, and that a key source of global economic recovery will likely be the emerging markets which are experiencing good growth that is likely to be sustained. Recent indications show that investors are returning to a more typical focus on the objective fundamentals of stocks, whereby data such as earnings are driving decision making, as opposed to other forms of sentiment. While the sub-advisers expect there to be continued moderate market volatility over the near-term, they believe markets will begin normalizing overall.

As always, we are grateful for your support and will continue to work diligently to enhance your experience as an investor in the
Old Mutual Funds I portfolios. Please do not hesitate to contact us if there is anything we can do to better serve you. Feel free to contact me directly at President@oldmutualcapital.com, or please see the back cover of this report for other contact information.

Sincerely,

/s/ Julian F. Sluyters

Julian F. Sluyters
President
Old Mutual Funds I

                                                                 3

OLD MUTUAL ANALYTIC FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Analytic Investors, LLC

Performance Highlights

o    For the six-month period ended January 31, 2010, the Old Mutual Analytic Fund (the "Fund") underperformed its benchmark, the
     S&P 500 Index. The Fund's Class A shares posted a 0.58% return at net asset value versus a 9.87% return for the benchmark.

o    Sectors that contributed to performance included health care, materials and financials. Industrials, information technology and energy were among the sectors that detracted from performance.

o    Long positions in AmerisourceBergen, Sysco and Cardinal Health were among the top contributors for the period.

o    Long positions in Northern Trust (no longer a Fund holding) and Murphy Oil and a short position in Liberty Media were among the top detractors for the period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the six-month period ended January 31, 2010, the Old Mutual Analytic Fund (the "Fund") underperformed its benchmark, the
     S&P 500 Index. The Fund's Class A shares posted a 0.58% return at net asset value versus a 9.87% return for the benchmark.
     Performance for all share classes can be found on page 6.

Q.   What investment environment did the Fund face during the past period?

A.   Stock markets around the world rose during most of the period. In the beginning of the period, investors favored lower quality stocks with high betas and low momentum. Around the middle of the period, equity prices began to fall due to weak U.S.
     macroeconomic reports that left investors uncertain about the strength of the economic recovery. Equity prices quickly rallied, however, due to positive economic news that reassured investors that the recovery was still intact. Toward the end of the period, the market began to see evidence that the recession may be coming to a close. The S&P 500 Index's climb stopped, however, during the final month of the period, due to investors seeking safer investments as the debt crisis in Greece and uncertainty around U.S. financial reforms rattled investor confidence.

Q.   Which market factors influenced the Fund's relative performance?

A.   The equity portion of the Fund contributed to performance over the period. Overweight exposures to certain factors such as asset utilization and sales to price ratios performed well, as did an overweight to predicted earnings to price ratios. In addition, underweight exposures to companies with above-average analyst dispersion and attractive growth in the market contributed positively to performance as investors did not favor these characteristics over the period. Positive exposure to companies with attractive return on equity and projected earnings growth, as well as those with above-average interest coverage detracted from performance over the period as investors penalized these measures. Negative exposure to companies with high financial leverage and above-average trading volume also dampened performance, as investors favored these measures.

     Option positions detracted from performance during the period as the market continued to climb. While calls written on housing sector indexes, as well as on oil service sector indexes added value, they were not able to overcome the performance of calls written on the S&P 100 Index and banking indexes, which subtracted value during the period.

     Global asset allocation contributed negatively to performance during the period, with most of the underperformance occurring during the last portion of the period. The major detractors to the strategy were the equity and volatility components.

Q.   How did portfolio composition affect relative Fund performance?

A.   Sectors that contributed to performance included health care, materials and financials. Industrials, information technology and energy were among the sectors that detracted from performance.

     Long positions in AmerisourceBergen, Sysco and Cardinal Health were among the top contributors for the period. AmerisourceBergen, a pharmaceutical services company, saw its share price rise as its earnings increased due to the company introducing more generic drugs, contributing to strong sales. Sysco, a marketer and distributor of food products, saw its share price rise when it announced an increase in its dividend for the fourth quarter of 2009. Cardinal Health, a health care services provider, announced that it would be the sole pharmaceutical distributor to American Associated Pharmacies, Inc., which has almost 2,000 independent member pharmacies.

Analytic Fund

                                                                 4

     Long positions in Northern Trust (no longer a Fund holding) and Murphy Oil and a short position in Liberty Media were among the top detractors for the period. Northern Trust, a banking and financial services company, saw its stock price decline due to continued hardships in the banking industry. Murphy Oil, an oil and gas exploration and production company, saw its stock price decline when its net income fell due to lower energy prices. Media conglomerate, Liberty Media, completed a merger (Liberty
     Entertainment and DirectTV merged, resulting in Liberty Entertainment becoming a wholly owned subsidiary of DirectTV Holdings), which caused its share price to rise, thus the short position harmed Fund performance.

Q.   What is the investment outlook for the U.S. large-cap stock market?

A.   Analytic Investors, LLC ("Analytic"), the Fund's sub-adviser, intends to continue to emphasize companies with attractive cash flow to price ratios, as well as those companies with above-average asset utilization. Analytic also intends to continue to focus on companies with above-average historical earnings to price ratios, while moving away from companies with higher-than-average analyst dispersion and high sales-per-share volatility, and moving away from those companies with above-average growth in market.

     Analytic's process is based on the fundamental belief that there is consistency in the types of characteristics investors prefer. If this belief holds true going forward, Analytic believes the Fund may benefit from being properly positioned toward stocks with characteristics typically favored by investors.

Top Ten Holdings
as of January 31, 2010*

U.S. Treasury Bill
0.173%, 09/23/10                                                            7.1%
___________________________________________________________________________________

Microsoft                                                                   3.9%
___________________________________________________________________________________

International Business
Machines                                                                    3.4%
___________________________________________________________________________________

Chevron                                                                     3.3%
___________________________________________________________________________________

Amgen                                                                       2.8%
___________________________________________________________________________________

Philip Morris International                                                 2.6%
___________________________________________________________________________________

Comcast, Cl A                                                               2.6%
___________________________________________________________________________________

Sysco                                                                       2.5%
___________________________________________________________________________________

Cardinal Health                                                             2.5%
___________________________________________________________________________________

American Express                                                            2.4%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           33.1%
___________________________________________________________________________________

* Top Ten Holdings are all long positions.

                                                                                                                       Analytic Fund

                                                                 5

OLD MUTUAL ANALYTIC FUND - continued
____________________________________________________________________________________________________________________________________

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Return as of January 31, 2010
___________________________________________________________________________________________________________________________________

                                                                                           Annualized    Annualized      Annualized
                                                Inception        6 Month       1 Year        5 Year        10 Year       Inception
                                                  Date           Return        Return        Return        Return         to Date
___________________________________________________________________________________________________________________________________
Class A with load                               03/31/05         (5.21)%      (3.54)%          n/a           n/a         (5.81)%
Class A without load                            03/31/05           0.58%        2.34%          n/a           n/a         (4.65)%
Class C with load                               03/31/05         (0.76)%        0.57%          n/a           n/a         (5.35)%
Class C without load                            03/31/05           0.24%        1.57%          n/a           n/a         (5.35)%
Class Z                                         07/01/78           0.69%        2.68%        (3.51)%       (0.30)%         8.33% (1)
Institutional Class                             12/09/05 (2)       0.68%        2.56%          n/a           n/a         (7.31)%
S&P 500 Index                                   07/01/78           9.87%       33.14%          0.18%       (0.80)%        11.23%
___________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on pages 1 and 2.

Class A shares have a current maximum initial sales charge of 5.75%; Class C shares may be subject to a contingent deferred sales charge ("CDSC") of 1.00%, if redeemed within twelve months of the date of purchase;
and Class A share purchases of $1 million or more, which were purchased without an initial sales charge, may be subject to a CDSC of
1.00%, if redeemed within twelve months of the date of purchase. Please read the prospectus carefully for more information on sales charges. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Class A,
Class C, Class Z and Institutional Class shares (as reported in the November 19, 2009 prospectus) are 2.41% and 2.07%; 2.97% and
2.82%; 1.97% and 1.81%; and 1.87% and 1.77%, respectively.

On December 9, 2005, Old Mutual Analytic Fund (the "Fund") acquired substantially all the assets and liabilities of the Analytic
Defensive Equity Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"). On June 24, 2002, the Predecessor Fund
acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund, a series of UAM Funds, Inc. II.
Substantially similar strategies and policies were used to manage each of the funds. The Fund's Class Z shares are the successor class of the Predecessor Fund's Institutional Class. The Fund's Institutional Class is new.

(1) Based on Predecessor Fund's inception date of July 1, 1978. Total return is annualized.

(2) The inception date of this share class represents the date initial seed capital was invested by Old Mutual Capital, Inc. The effective date this share class was available for sale to shareholders was December 16, 2005.

Fund Performance
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual Analytic Fund, Class Z	S&P 500 Index
7/31/1999	10,000	10,000
7/31/2000	10,116	10,897
7/31/2001	9,917	9,336
7/31/2002	8,702	7,130
7/31/2003	9,335	7,889
7/31/2004	10,700	8,928
7/31/2005	13,159	10,183
7/31/2006	13,706	10,730
7/31/2007	15,122	12,462
7/31/2008	13,238	11,079
7/31/2009	9,701	8,868
1/31/2010	9,768	9,743

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class Z shares on
July 31, 1999 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other shares will vary due to differences in sales charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or on the redemption of Fund shares.

Sector Weightings as of January 31, 2010 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents	2.3%
Consumer Discretionary	8.0%
Consumer Staples	6.3%
Energy	10.8%
Financials	15.4%
Health Care	15.4%
Industrials	8.7%
Information Technology	17.5%
Materials	2.6%
Purchased Options Contracts	0.2%
Telecommunication Services	3.0%
U.S. Treasury Obligations	7.1%
Utilities	2.7%

                                                                 6

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                                 Shares        Value (000)      Description                                 Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

Common Stock - 108.4%                                                      Chemicals-Diversified - 2.5%
Aerospace/Defense - 2.6%                                                   EI Du Pont de Nemours                          19,096  $        623
General Dynamics (B)                          38,179   $      2,552        Huntsman                                      170,162         2,074
Lockheed Martin (B)                            2,525            188                                                               ______________
                                                       ______________
                                                                           Total Chemicals-Diversified                                   2,697
Total Aerospace/Defense                                       2,740        _____________________________________________________________________
_____________________________________________________________________
                                                                           Chemicals-Specialty - 0.5%
Aerospace/Defense-Equipment - 1.3%                                         Cabot                                           5,860           151
United Technologies                           19,734          1,332        Eastman Chemical                                6,224           352
                                                       ______________                                                             ______________
                                                                           Total Chemicals-Specialty                                       503
Total Aerospace/Defense-Equipment                             1,332        _____________________________________________________________________
_____________________________________________________________________
                                                                           Commercial Banks-Eastern US - 0.8%
Agricultural Chemicals - 0.1%                                              M&T Bank                                       10,817           798
CF Industries Holdings                           586             54                                                               ______________
                                                       ______________
                                                                           Total Commercial Banks-Eastern US                               798
Total Agricultural Chemicals                                     54        _____________________________________________________________________
_____________________________________________________________________
                                                                           Commercial Services-Finance - 1.2%
Airlines - 1.7%                                                            Moody's                                        48,003         1,324
Southwest Airlines                            159,955         1,812                                                               ______________
                                                       ______________
                                                                           Total Commercial Services-Finance                             1,324
Total Airlines                                                1,812        _____________________________________________________________________
_____________________________________________________________________
                                                                           Computer Services - 0.1%
Applications Software - 4.6%                                               Affiliated Computer Services, Cl A*             1,066            66
Microsoft (B)                                 175,237         4,938        Computer Sciences*                                557            29
                                                       ______________                                                             ______________

Total Applications Software                                   4,938        Total Computer Services                                          95
_____________________________________________________________________      _____________________________________________________________________

Auto/Truck Parts & Equipment-Original - 0.4%                               Computers - 5.2%
Autoliv                                        10,753           460        Dell*                                          91,599         1,182
                                                       ______________      International Business Machines (B)            35,832         4,386
                                                                                                                                  ______________
Total Auto/Truck Parts
   & Equipment-Original                                         460        Total Computers                                               5,568
_____________________________________________________________________      _____________________________________________________________________

Auto-Cars/Light Trucks - 2.3%                                              Containers-Paper/Plastic - 0.1%
Ford Motor*                                   221,969         2,406        Pactiv*                                         4,812           109
                                                       ______________                                                             ______________

Total Auto-Cars/Light Trucks                                  2,406        Total Containers-Paper/Plastic                                  109
_____________________________________________________________________      _____________________________________________________________________

Auto-Medium & Heavy Duty Trucks - 0.1%                                     Distribution/Wholesale - 1.8%
Navistar International*                         1,902            70        Ingram Micro, Cl A*                            54,962           929
                                                       ______________      Tech Data* (B)                                 24,221           987
                                                                                                                                  ______________
Total Auto-Medium & Heavy Duty Trucks                            70
_____________________________________________________________________      Total Distribution/Wholesale                                  1,916
                                                                           _____________________________________________________________________
Beverages-Non-Alcoholic - 0.1%
Pepsi Bottling Group                            1,447            54        Diversified Banking Institutions - 0.9%
                                                       ______________      Bank of America (B)                            33,809           513
                                                                           Citigroup*                                    132,148           439
Total Beverages-Non-Alcoholic                                    54                                                               ______________
_____________________________________________________________________
                                                                           Total Diversified Banking Institutions                          952
Cable/Satellite TV - 4.8%                                                  _____________________________________________________________________
Comcast, Cl A (B)                             209,286         3,313
DIRECTV, Cl A*                                 17,996           546        Diversified Manufacturing Operations - 1.4%
DISH Network, Cl A                             69,992         1,278        General Electric                                2,368            38
                                                       ______________      Illinois Tool Works                            32,699         1,425
                                                                                                                                  ______________
Total Cable/Satellite TV                                      5,137
_____________________________________________________________________      Total Diversified Manufacturing Operations                    1,463
                                                                           _____________________________________________________________________
Casino Hotels - 0.6%
Las Vegas Sands*                               43,168           669        E-Commerce/Services - 0.4%
                                                       ______________      eBay*                                          19,402           447
                                                                                                                                  ______________
Total Casino Hotels                                             669
_____________________________________________________________________      Total E-Commerce/Services                                       447
                                                                           _____________________________________________________________________
Cellular Telecommunications - 0.2%
NII Holdings, Cl B* (B)                         7,118           233
                                                       ______________

Total Cellular Telecommunications                               233
_____________________________________________________________________

                                                                 7

OLD MUTUAL ANALYTIC FUND - continued
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

Electric-Integrated - 1.7%                                                 Medical Information Systems - 0.0%
FirstEnergy                                   37,101   $      1,618        IMS Health                                     2,190   $         47
PPL (B)                                        6,920            204                                                               ______________
                                                       ______________
                                                                           Total Medical Information Systems                                47
Total Electric-Integrated                                     1,822        _____________________________________________________________________
_____________________________________________________________________
                                                                           Medical Products - 3.0%
Electronic Components-Miscellaneous - 0.5%                                 CareFusion*                                    1,069             28
Jabil Circuit                                 35,509            514        Johnson & Johnson (B)                         28,713          1,805
                                                       ______________      Stryker (B)                                   25,119          1,304
                                                                                                                                  ______________
Total Electronic Components-Miscellaneous                       514
_____________________________________________________________________      Total Medical Products                                        3,137
                                                                           _____________________________________________________________________
Electronic Components-Semiconductors - 5.2%
Intel (B)                                    110,277          2,139        Medical-Biomedical/Genetic - 6.6%
Micron Technology*                           113,125            986        Amgen* (B)                                    61,945          3,623
Texas Instruments (B)                        107,573          2,420        Biogen Idec*                                  48,941          2,630
                                                       ______________      Gilead Sciences* (B)                          16,163            780
                                                                                                                                  ______________
Total Electronic Components-
   Semiconductors                                             5,545        Total Medical-Biomedical/Genetic                              7,033
_____________________________________________________________________      _____________________________________________________________________

Engineering/R&D Services - 2.0%                                            Medical-Wholesale Drug Distributors - 7.9%
Fluor (B)                                     45,842          2,078        AmerisourceBergen (B)                         90,190          2,459
                                                       ______________      Cardinal Health                               95,419          3,155
                                                                           McKesson (B)                                  46,690          2,746
Total Engineering/R&D Services                                2,078                                                               ______________
_____________________________________________________________________
                                                                           Total Medical-Wholesale Drug Distributors                     8,360
Filtration/Separation Products - 0.1%                                      _____________________________________________________________________
Donaldson                                      3,335            128
                                                       ______________      Oil & Gas Drilling - 0.3%
                                                                           Helmerich & Payne                              3,675            154
Total Filtration/Separation Products                            128        Patterson-UTI Energy                           8,030            123
_____________________________________________________________________                                                             ______________

Finance-Credit Cards - 4.6%                                                Total Oil & Gas Drilling                                        277
American Express (B)                          81,585          3,073        _____________________________________________________________________
Discover Financial Services                  131,161          1,794
                                                       ______________      Oil Companies-Exploration & Production - 0.5%
                                                                           Whiting Petroleum*                             4,216            281
Total Finance-Credit Cards                                    4,867        XTO Energy                                     5,830            260
_____________________________________________________________________                                                             ______________

Food-Miscellaneous/Diversified - 1.4%                                      Total Oil Companies-Exploration &
Sara Lee                                     124,882          1,516           Production                                                   541
                                                       ______________      _____________________________________________________________________

Total Food-Miscellaneous/Diversified                          1,516        Oil Companies-Integrated - 12.1%
_____________________________________________________________________      Chevron (B)                                   58,261          4,202
                                                                           ConocoPhillips                                34,814          1,671
Food-Retail - 0.0%                                                         Exxon Mobil (B)                               21,716          1,399
SUPERVALU                                      3,059             45        Hess (B)                                      48,594          2,808
                                                       ______________      Murphy Oil (B)                                53,630          2,739
                                                                                                                                  ______________
Total Food-Retail                                                45
_____________________________________________________________________      Total Oil Companies-Integrated                               12,819
                                                                           _____________________________________________________________________
Food-Wholesale/Distribution - 3.0%
Sysco                                        112,882          3,160        Oil-Field Services - 0.1%
                                                       ______________      BJ Services                                    3,098             64
                                                                           Schlumberger                                     539             34
Total Food-Wholesale/Distribution                             3,160                                                               ______________
_____________________________________________________________________
                                                                           Total Oil-Field Services                                         98
Gas-Distribution - 1.2%                                                    _____________________________________________________________________
Energen                                       28,172          1,238
                                                       ______________      Pharmacy Services - 1.0%
                                                                           Express Scripts*                              12,120          1,016
Total Gas-Distribution                                        1,238                                                               ______________
_____________________________________________________________________
                                                                           Total Pharmacy Services                                       1,016
Independent Power Producer - 0.4%                                          _____________________________________________________________________
Mirant*                                       26,696            376
                                                       ______________      Power Conversion/Supply Equipment - 0.3%
                                                                           Hubbell, Cl B                                  6,817            294
Total Independent Power Producer                                376                                                               ______________
_____________________________________________________________________
                                                                           Total Power Conversion/Supply Equipment                         294
Investment Management/Advisory Services - 5.2%                             _____________________________________________________________________
BlackRock (B)                                 12,424          2,657
T Rowe Price Group                            58,508          2,903
                                                       ______________

Total Investment Management/Advisory
   Services                                                   5,560
_____________________________________________________________________

                                                                 8

_____________________________________________________________________      _____________________________________________________________________

                                                                                                                    Shares/Face
                                                                                                                   Amount (000)/
Description                               Shares        Value (000)        Description                               Contracts     Value (000)
_____________________________________________________________________      _____________________________________________________________________

                                                                           Wireless Equipment - 0.3%
Publishing-Newspapers - 0.2%                                               Motorola*                                     59,737   $        367
New York Times, Cl A*                         19,508   $        252                                                               ______________
                                                       ______________
                                                                           Total Wireless Equipment                                        367
Total Publishing-Newspapers                                     252                                                               ______________
_____________________________________________________________________
                                                                           Total Common Stock (Cost $98,427)                           115,253
REITs-Mortgage - 0.6%                                                      _____________________________________________________________________
Chimera Investment                           156,602            614
                                                       ______________      U.S. Treasury Obligations - 8.5%
                                                                           United States Treasury Bill
Total REITs-Mortgage                                            614           0.173%, 09/23/10 (C)                       $9,010          9,000
_____________________________________________________________________                                                             ______________

Retail-Discount - 0.6%                                                     Total U.S. Treasury Obligations (Cost $8,991)                 9,000
Big Lots*                                     21,859            621        _____________________________________________________________________
                                                       ______________
                                                                           Money Market Fund - 2.8%
Total Retail-Discount                                           621        Dreyfus Cash Management Fund,
_____________________________________________________________________         Institutional Class, 0.109% (A)         2,941,713          2,942
                                                                                                                                  ______________
Retail-Major Department Store - 0.5%
Sears Holdings*                                6,259            584        Total Money Market Fund (Cost $2,942)                         2,942
                                                       ______________      _____________________________________________________________________

Total Retail-Major Department Store                             584        Purchased Option Contracts - 0.2%
_____________________________________________________________________      CBOE SPX Volatility Index
                                                                              June 2010, 100 Put
S&L/Thrifts-Eastern US - 2.1%                                                 Strike Price: $25*                            549            198
New York Community Bancorp                   148,043          2,225                                                               ______________
                                                       ______________
                                                                           Total Purchased Option Contracts (Cost $196)                    198
Total S&L/Thrifts-Eastern US                                  2,225        _____________________________________________________________________
_____________________________________________________________________
                                                                           Total Investments - 119.9% (Cost $110,556)                  127,393
Super-Regional Banks-US - 3.1%                                             _____________________________________________________________________
PNC Financial Services Group                   5,789            321
US Bancorp                                   117,520          2,947        Securities Sold Short - (18.3)%
                                                       ______________
                                                                           Advertising Sales - (0.4)%
Total Super-Regional Banks-US                                 3,268        Clear Channel Outdoor Holdings, Cl A*        (37,008)          (376)
_____________________________________________________________________                                                             ______________

Telecommunications Equipment-Fiber Optics - 2.7%                           Total Advertising Sales                                        (376)
Corning                                      161,482          2,920        _____________________________________________________________________
                                                       ______________
Total Telecommunications                                                   Aerospace/Defense - (0.2)%
   Equipment-Fiber Optics                                     2,920        TransDigm Group                               (4,170)          (201)
_____________________________________________________________________                                                             ______________

Telephone-Integrated - 3.4%                                                Total Aerospace/Defense                                        (201)
AT&T                                          94,606          2,399        _____________________________________________________________________
Sprint Nextel* (B)                           377,858          1,239
                                                       ______________      Aerospace/Defense-Equipment - (0.5)%
                                                                           BE Aerospace*                                (23,065)          (517)
Total Telephone-Integrated                                    3,638                                                               ______________
_____________________________________________________________________
                                                                           Total Aerospace/Defense-Equipment                              (517)
Television - 0.0%                                                          _____________________________________________________________________
CBS, Cl B                                      2,274             29
                                                       ______________      Applications Software - (0.2)%
                                                                           Nuance Communications*                       (15,699)          (236)
Total Television                                                 29                                                               ______________
_____________________________________________________________________
                                                                           Total Applications Software                                    (236)
Tobacco - 3.1%                                                             _____________________________________________________________________
Philip Morris International (B)               72,953          3,320
                                                       ______________      Broadcast Services/Programming - (1.0)%
                                                                           Liberty Media - Capital, Ser A*              (39,278)        (1,017)
Total Tobacco                                                 3,320                                                               ______________
_____________________________________________________________________
                                                                           Total Broadcast Services/Programming                         (1,017)
Tools-Hand Held - 0.0%                                                     _____________________________________________________________________
Black & Decker                                   723             47
                                                       ______________      Commercial Banks-Southern US - (0.4)%
                                                                           First Horizon National*                      (33,217)          (430)
Total Tools-Hand Held                                            47                                                               ______________
_____________________________________________________________________
                                                                           Total Commercial Banks-Southern US                             (430)
Transport-Rail - 0.2%                                                      _____________________________________________________________________
Burlington Northern Santa Fe                   2,634            263
                                                       ______________      Computers-Memory Devices - (0.4)%
                                                                           SanDisk*                                     (16,241)          (413)
Total Transport-Rail                                            263                                                               ______________
_____________________________________________________________________
                                                                           Total Computers-Memory Devices                                 (413)
Transport-Services - 0.8%                                                  _____________________________________________________________________
United Parcel Service, Cl B                   14,831            857
                                                       ______________      Diversified Operations - (0.0)%
                                                                           Leucadia National*                            (1,700)           (38)
Total Transport-Services                                        857                                                               ______________
_____________________________________________________________________
                                                                           Total Diversified Operations                                    (38)
                                                                           _____________________________________________________________________

                                                                 9

OLD MUTUAL ANALYTIC FUND - continued
________________________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                                   Shares    Value (000)        Description                                   Shares    Value (000)
_____________________________________________________________________      _____________________________________________________________________

Electronic Components-Semiconductors - (0.8)%                              Oil-Field Services - (0.4)%
Rambus*                                      (39,431)  $       (865)       Exterran Holdings*                           (20,083)  $       (407)
                                                       ______________                                                             ______________

Total Electronic Components-Semiconductors                     (865)       Total Oil-Field Services                                       (407)
_____________________________________________________________________      _____________________________________________________________________

Electronic Design Automation - (0.1)%                                      Pipelines - (1.5)%
Cadence Design Systems*                      (14,488)           (84)       El Paso                                     (160,647)        (1,631)
                                                       ______________                                                             ______________

Total Electronic Design Automation                              (84)       Total Pipelines                                              (1,631)
_____________________________________________________________________      _____________________________________________________________________

Finance-Consumer Loans - (0.2)%                                            Property/Casualty Insurance - (0.1)%
SLM*                                         (22,573)          (238)       OneBeacon Insurance Group, Cl A              (10,626)          (138)
                                                       ______________                                                             ______________

Total Finance-Consumer Loans                                   (238)       Total Property/Casualty Insurance                              (138)
_____________________________________________________________________      _____________________________________________________________________

Finance-Investment Banker/Broker - (0.6)%                                  REITs-Apartments - (0.4)%
Interactive Brokers Group, Cl A*             (27,885)          (443)       Apartment Investment & Management, Cl A      (25,122)          (386)
Lazard, Cl A                                  (5,270)          (203)                                                              ______________
                                                       ______________
                                                                           Total REITs-Apartments                                         (386)
Total Finance-Investment Banker/Broker                         (646)       _____________________________________________________________________
_____________________________________________________________________
                                                                           REITs-Warehouse/Industrial - (0.4)%
Medical-Biomedical/Genetic - (3.0)%                                        ProLogis                                     (36,878)          (465)
Dendreon*                                    (33,908)          (939)                                                              ______________
United Therapeutics*                          (8,790)          (524)
Vertex Pharmaceuticals*                      (45,662)        (1,754)       Total REITs-Warehouse/Industrial                               (465)
                                                       ______________      _____________________________________________________________________

Total Medical-Biomedical/Genetic                             (3,217)       S&L/Thrifts-Central US - (0.1)%
_____________________________________________________________________      TFS Financial                                 (4,388)           (57)
                                                                                                                                  ______________
Medical-Drugs - (1.8)%
King Pharmaceuticals*                       (162,464)        (1,951)       Total S&L/Thrifts-Central US                                    (57)
                                                       ______________      _____________________________________________________________________

Total Medical-Drugs                                          (1,951)       Semiconductor Components-Integrated Circuits - (0.6)%
_____________________________________________________________________      Cypress Semiconductor*                       (57,951)          (582)
                                                                                                                                  ______________
Medical-Generic Drugs - (0.2)%
Perrigo                                       (3,716)          (165)       Total Semiconductor Components-
                                                       ______________         Integrated Circuits                                         (582)
                                                                           _____________________________________________________________________
Total Medical-Generic Drugs                                    (165)
_____________________________________________________________________      Telecommunications Equipment-Fiber Optics - (0.9)%
                                                                           Ciena*                                       (75,478)          (962)
Multi-line Insurance - (0.5)%                                                                                                     ______________
Genworth Financial, Cl A*                     (4,478)           (62)
Old Republic International                   (48,637)          (515)       Total Telecommunications
                                                       ______________         Equipment-Fiber Optics                                      (962)
                                                                           _____________________________________________________________________
Total Multi-line Insurance                                     (577)
_____________________________________________________________________      Telecommunications Services - (0.0)%
                                                                           Clearwire, Cl A*                              (3,680)           (24)
Music - (0.0)%                                                                                                                    ______________
Warner Music Group*                           (6,677)           (32)
                                                       ______________      Total Telecommunications Services                               (24)
                                                                           _____________________________________________________________________
Total Music                                                     (32)
_____________________________________________________________________      Television - (0.6)%
                                                                           Central European Media Enterprises, Cl A*    (21,707)          (619)
Oil & Gas Drilling - (0.1)%                                                                                                       ______________
Seahawk Drilling*                             (4,933)          (103)
                                                       ______________      Total Television                                               (619)
                                                                           _____________________________________________________________________
Total Oil & Gas Drilling                                       (103)
_____________________________________________________________________      Transport-Marine - (0.1)%
                                                                           Teekay                                        (6,171)          (154)
Oil Companies-Exploration & Production - (1.2)%                                                                                   ______________
EXCO Resources                                (7,826)          (137)
Forest Oil*                                  (18,489)          (446)       Total Transport-Marine                                         (154)
Range Resources                              (10,646)          (490)       _____________________________________________________________________
SandRidge Energy*                            (21,059)          (178)
                                                       ______________      X-Ray Equipment - (1.6)%
                                                                           Hologic*                                    (109,375)        (1,648)
Total Oil Companies-Exploration &                                                                                                 ______________
   Production                                                (1,251)
_____________________________________________________________________      Total X-Ray Equipment                                        (1,648)
                                                                                                                                  ______________

                                                                           Total Securities Sold Short
                                                                              (Proceeds received $(16,988))                            (19,430)
                                                                           _____________________________________________________________________

                                                                 10

_____________________________________________________________________

Description                               Contracts     Value (000)
_____________________________________________________________________

Written Option Contracts - (0.8)%
Call Options - (0.7)%
CBOE SPX Volatility Index
   June 2010, 100 Call
   Strike Price: $25*                           (549)  $       (209)
ISE SINdex
   February 2010, 100 Call
   Strike Price: $110*                          (500)           (12)
KBW Bank Index
   February 2010, 100 Call
   Strike Price: $49*                           (965)           (68)
Morgan Stanley Cyclical Index
   February 2010, 100 Call
   Strike Price: $890*                           (60)           (30)
Nasdaq 100 Stock Index
   February 2010, 100 Call
   Strike Price: $1,900*                         (25)            (3)
Philadelphia SemiConductor Index
   February 2010, 100 Call
   Strike Price: $360*                          (150)           (10)
Russell 2000 Index
   February 2010, 100 Call
   Strike Price: $660*                           (90)            (4)
S&P 400 Midcap Index
   February 2010, 100 Call
   Strike Price: $740*                           (80)           (23)
S&P 500 Index
   February 2010, 100 Call
   Strike Price: $1,130*                        (145)           (31)
S&P 500 Index
   March 2010, 100 Call
   Strike Price: $1,130*                        (390)          (354)
                                                       ______________

Total Call Options                                             (744)
_____________________________________________________________________

Put Option - (0.1)%
S&P 500 Index
   February 2010, 100 Put
   Strike Price: $1,050*                         (50)           (79)
                                                       ______________

Total Put Option                                                (79)
                                                       ______________

Total Written Option Contracts
   (Proceeds received $(2,542))                                (823)
_____________________________________________________________________

Other Assets and Liabilities, Net - (0.8)%                     (875)
_____________________________________________________________________

Total Net Assets - 100.0%                              $    106,265
_____________________________________________________________________

                                                                 11

OLD MUTUAL ANALYTIC FUND - continued
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)

The Fund had the following futures contracts open as of January 31, 2010:

                                                                                                                        Unrealized
                                                                                    Contract                           Appreciation
Contract                                                          Number of          Value          Expiration        (Depreciation)
Description                                                       Contracts          (000)             Date               (000)
___________________________________________________________       _________       __________       ____________       ______________

Long Positions:
   AEX Index Future                                                   125          $ 11,340         02/19/2010           $  (345)
   CBOE Volatility Index Future                                       108             2,754         05/18/2010                48
   FTSE 100 Index Future                                              137            11,275         03/19/2010              (355)
   IBEX 35 Index Future                                                70            10,604         02/19/2010            (1,025)
   S&P/TSE 60 Index Future                                             16             1,936         03/18/2010              (170)
   S&P 500 EMINI Index Future                                         133             7,118         03/19/2010               (48)
   SPI 200 Index Future                                                30             3,016         03/18/2010              (110)
Short Positions:
   CAC 40 Index Future                                                (57)           (2,955)        02/19/2010               212
   DAX Index Future                                                   (56)          (10,885)        03/19/2010               686
   FTSE MIB Index Future                                               (5)             (758)        03/19/2010                30
   Hang Seng Index Future                                             (19)           (2,472)        02/25/2010                37
   OMXS30 Index Future                                               (901)          (11,627)        02/19/2010               186
   TOPIX Index Future                                                (108)          (10,702)        03/11/2010                26
                                                                                                                         _______

                                                                                                                         $  (828)
                                                                                                                         _______

As of January 31, 2010, the Fund had the following forward foreign currency contracts outstanding:

                                                                                                                        Unrealized
                                                                                                                       Appreciation
                                             Settlement              Currency                    Currency             (Depreciation)
Counterparty                                    Date                to Deliver                  to Receive                (000)
_______________________________________      __________       ______________________       ____________________       ______________

Morgan Stanley & Co                           03/17/10        USD       (17,240,955)       AUD       19,000,000           $(519)
Morgan Stanley & Co                           03/17/10        USD        (4,825,551)       CAD        5,000,000            (148)
Morgan Stanley & Co                           03/17/10        USD       (11,358,557)       GBP        7,000,000            (174)
Morgan Stanley & Co                           03/17/10        USD       (12,457,009)       JPY    1,100,000,000            (266)
Morgan Stanley & Co                           03/17/10        USD       (22,750,102)       NOK      130,000,000            (839)
Morgan Stanley & Co                           03/17/10        USD        (4,375,222)       NZD        6,000,000            (180)
Morgan Stanley & Co                           03/17/10        USD       (14,089,812)       SEK      100,000,000            (550)
Morgan Stanley & Co                           03/17/10        CAD       (17,000,000)       USD       16,157,177             255
Morgan Stanley & Co                           03/17/10        CHF       (17,000,000)       USD       16,497,280             462
Morgan Stanley & Co                           03/17/10        EUR       (12,000,000)       USD       17,561,883             928
Morgan Stanley & Co                           03/17/10        GBP        (9,000,000)       USD       14,432,850              53
Morgan Stanley & Co                           03/17/10        JPY    (1,500,000,000)       USD       16,413,354            (210)
Morgan Stanley & Co                           03/17/10        NOK       (50,000,000)       USD        8,655,191             228
Morgan Stanley & Co                           03/17/10        SEK      (100,000,000)       USD       14,106,024             566
                                                                                                                          _____

                                                                                                                          $(394)
                                                                                                                          _____

For descriptions of abbreviations and footnotes, please refer to page 28.

                                                                 12

Other Information:

The Old Mutual Analytic Fund invested in various derivative instruments during the six-month period ended January 31, 2010. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. Refer to Note 2 in the Notes to Financial Statements for further discussion about these risks and the objectives for utilizing derivative instruments. The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.

The fair value of derivative instruments as of January 31, 2010 by risk category (000):

                                             Asset Derivatives                           Liability Derivatives
                                       _____________________________________________________________________________________________

                                             Statement of Asset                           Statement of Asset
Derivatives not designated as hedging         and Liabilities                              and Liabilities
instruments, carried at fair value               Location                Fair Value           Location                 Fair Value
____________________________________________________________________________________________________________________________________

                                       Variation Margin Receivable                    Variation Margin Payable
   Equity contracts                       on Futures Contracts             $1,225†       on Futures Contracts           $(2,053)†
                                                                                      Written Option
   Equity contracts                    Investment Securities, at value        198        Contracts, at Value               (823)
                                       Unrealized Gain on Forward                     Unrealized Loss on Forward
   Foreign exchange contracts             Foreign Currency Contracts        2,492        Foreign Currency Contracts      (2,886)
                                                                           ______                                       _______

Total                                                                      $3,915                                       $(5,762)
                                                                           ______                                       _______

†    Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's  variation  margin  is  reported  within  the  Statement  of  Assets  and  Liabilities.

The effects of derivative instruments on the Statement of Operations for the six-month period ended January 31, 2010 are as follows
(000):

                               Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
____________________________________________________________________________________________________________________________________

                                                                       Forward Foreign      Purchased        Written
Derivatives not designated as hedging instruments,       Futures          Currency           Option          Option
carried at fair value                                   Contracts         Contracts         Contracts       Contracts       Total
____________________________________________________________________________________________________________________________________

   Equity contracts                                      $ (97)            $    -             $(35)         $(11,637)      $(11,769)
   Foreign exchange contracts                                -              4,072                -                 -          4,072
                                                         _____             ______             ____          ________       ________

Total                                                    $ (97)            $4,072             $(35)         $(11,637)      $ (7,697)
                                                         _____             ______             ____          ________       ________

                      Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
____________________________________________________________________________________________________________________________________

                                                                       Forward Foreign      Purchased        Written
Derivatives not designated as hedging instruments,       Futures          Currency           Option          Option
carried at fair value                                   Contracts         Contracts         Contracts       Contracts       Total
____________________________________________________________________________________________________________________________________

   Equity contracts                                     $(2,605)           $     -            $198            $5,469       $ 3,062
   Foreign exchange contracts                                 -             (3,021)              -                 -        (3,021)
                                                        _______            _______            ____            ______       _______

Total                                                   $(2,605)           $(3,021)           $198            $5,469       $    41
                                                        _______            _______            ____            ______       _______

                                                                 13

OLD MUTUAL ANALYTIC FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used as of January 31, 2010 in valuing the Fund's net assets were as follows (000):

               Description                             Level 1               Level 2               Level 3               Total
____________________________________________________________________________________________________________________________________
Investments
   Common Stock                                       $115,253               $    -                  $ -                $115,253
   U.S. Treasury Obligations                                 -                9,000                    -                   9,000
   Money Market Fund                                     2,942                    -                    -                   2,942
   Purchased Option Contracts                              198                    -                    -                     198
Securities Sold Short
   Securities Sold Short                               (19,430)                   -                    -                 (19,430)
Other Financial Instruments
   Futures Contracts*                                     (828)                   -                    -                    (828)
   Written Option Contracts                               (823)                   -                    -                    (823)
   Forward Foreign Currency Contracts*                       -                 (394)                   -                    (394)
____________________________________________________________________________________________________________________________________

Total Investments                                     $ 97,312               $8,606                  $ -                $105,918
____________________________________________________________________________________________________________________________________

*    Futures contracts and forward foreign currency contracts are not reflected in the Schedule of Investments and are valued at the unrealized appreciation/depreciation of the instrument.

Refer to the "Security Valuation" section of Note 2 for further information.

The accompanying notes are an integral part of the financial statements.

                                                                 14

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Copper Rock Capital Partners, LLC

Performance Highlights

o    For the six-month period ended January 31, 2010, the Old Mutual Copper Rock Emerging Growth Fund (the "Fund") underperformed its benchmark, the Russell 2500 (TM) Growth Index. The Fund's Class A shares posted a 7.78% return at net asset value versus a 10.05% return for the benchmark.

o    Stock selection in the industrials, materials, consumer staples, and energy sectors contributed to performance. Within health care, the Fund experienced a good turnaround driven by solid stock selection, which was positive given the Fund had struggled in that sector earlier in 2009. On the downside, some individual stock selection within the information technology, consumer discretionary, and financials sectors detracted from the overall performance.

o    Bucyrus International (no longer a Fund holding), TransDigm Group and Cognizant Technology Solutions (no longer a Fund holding)
     were among the top contributors for the period.

o    Huron Consulting Group (no longer a Fund holding), PrivateBancorp (no longer a Fund holding) and STEC (no longer a Fund holding) were among the top detractors for the period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the six-month period ended January 31, 2010, the Old Mutual Copper Rock Emerging Growth Fund (the "Fund") underperformed its benchmark, the Russell 2500 (TM) Growth Index. The Fund's Class A shares posted a 7.78% return at net asset value versus a
     10.05% return for the benchmark. Performance for all share classes can be found on page 17.

Q.   What investment environment did the Fund face during the past period?

A.   The first part of the period was good for equity markets around the world. The market rally continued in which low market-cap stocks with prices under $5, non-earners, and stocks generally considered risky outperformed. In September 2009, a gulf started to emerge between higher quality stocks and more risky stocks. The second part of the period produced positive absolute returns across all of the major equity markets, and the overall health of the markets continued to improve. Volatility trended lower and credit spreads continued to narrow. Quality was rewarded as the fastest growing stocks, and those with the highest return on equity, drove performance.

Q.   Which market  factors  influenced  the  Fund's  relative  performance?

A.   Stock selection in the industrials, materials, consumer staples, and energy sectors contributed to performance. Within health care, the Fund experienced a good turnaround driven by solid stock selection, which was positive given the Fund had struggled in that sector earlier in 2009. On the downside, some individual stock selection within the information technology, consumer discretionary, and financials sectors detracted from the overall performance.

Q.   How did portfolio composition affect relative Fund performance?

A.   Bucyrus International (no longer a Fund holding), TransDigm Group and Cognizant Technology Solutions (no longer a Fund holding)
     were among the top contributors for the period. Mining company, Bucyrus International, saw its stock price rise due to higher commodity prices driving better than expected orders, while significant cost controls and aftermarket sales drove better than expected margins. In addition, the company recently entered into an agreement to purchase the mining business of Terex.
     Aerospace and defense company, TransDigm Group, saw its stock price rise when it announced an agreement to acquire virtually all the assets of Dukes, and GST Industries, Computer services company, Cognizant Technology Solutions, saw its stock price benefit from an announcement it was forming a global product research and development relationship with a leading provider of railway control and communications systems.

     Huron Consulting Group (no longer a Fund holding), PrivateBancorp (no longer a Fund holding) and STEC (no longer a Fund holding)were among the top detractors for the period. Huron Consulting Group, which provides financial and operational consulting services, announced it would restate its financials for past years and for the first quarter of 2009. It took a large write-down that caused the stock to drop 70%. PrivateBancorp, a midwestern regional bank, posted a third quarter 2009 loss and continued weakness in commercial lending that caused it to take a significant write-down of its commercial loan book.
     STEC, a manufacturer of flash memory storage solutions, saw its stock price harmed due to the strength of its primary competitors.

                                                                                                    Copper Rock Emerging Growth Fund

                                                                 15

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)

Sub-Adviser: Copper Rock Capital Partners, LLC

Top Ten Holdings
as of January 31, 2010

TransDigm Group                                                             4.2%
___________________________________________________________________________________

Roper Industries                                                            3.6%
___________________________________________________________________________________

Polycom                                                                     3.5%
___________________________________________________________________________________

Terex                                                                       3.2%
___________________________________________________________________________________

VCA Antech                                                                  2.9%
___________________________________________________________________________________

Solutia                                                                     2.5%
___________________________________________________________________________________

American Superconductor                                                     2.5%
___________________________________________________________________________________

Green Mountain Coffee
Roasters                                                                    2.2%
___________________________________________________________________________________

Alliance Data Systems                                                       2.2%
___________________________________________________________________________________

priceline.com                                                               2.2%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                           29.0%
___________________________________________________________________________________

Q.   What is the investment outlook for the small-cap growth market?

A.   Copper Rock Capital Partners, LLC ("Copper Rock"), the Fund's sub-adviser, notes that corporate balance sheets are flush with cash, and it is seeing the early signs that companies will likely invest in capital expenditures to grow their businesses and meet demand from abroad.

     Copper Rock began 2010 by positioning the Fund with an overweight allocation in the technology sector and is planning to focus on communications hardware and software in this sector. Copper Rock has added some new holdings to the health care sector of the Fund, reducing the Fund's relative underweight allocation. Copper Rock believes the health care sector has a chance to be a relatively strong performer in 2010 should any reform bill not pass or take a back seat to economic reforms. However, Copper
     Rock is remaining conscious of exposure to companies with potential reimbursement risk. The Fund currently maintains an overweight allocation in the financials sector, but the Fund does not have any exposure to banks as Copper Rock believes there is still risk in the commercial real estate sector. The Fund is currently overweight in the industrials, energy, and materials sectors as Copper Rock continues to find several stocks which are benefiting from the global recovery in areas like mining, oil services, and infrastructure development. The Fund is currently moderately underweight in the consumer discretionary sector.
     The Fund owns some retailers which have a favorable outlook and executed well through the economic downturn. Copper Rock plans to continue to monitor the retail group on a stock-by-stock basis.

     Copper Rock believes that the economy is beginning an expansion phase during which there may be lower market volatility and more stability, and the pattern of corporate earnings should begin to normalize. Copper Rock believes this will likely result in an environment where stock prices will follow earnings, making the back-drop for Copper Rock's fundamentals-first driven strategy to be attractive and prime to generate alpha as it did in the period from 1999-2007. Copper Rock believes that a period where stock selection adds alpha as companies with good earnings outperform, has already begun.

Copper Rock Emerging Growth Fund

                                                                 16

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of January 31, 2010
____________________________________________________________________________________________________________________________________

                                                                                                                       Annualized
                                                                            Inception       6 Month       1 Year       Inception
                                                                             Date (1)       Return        Return        to Date
____________________________________________________________________________________________________________________________________

Class A with load                                                            07/29/05        1.59%        25.72%        (3.80)%
Class A without load                                                         07/29/05        7.78%        33.39%        (2.53)%
Class Z                                                                      12/09/05        7.83%        33.76%        (3.56)%
Institutional Class                                                          07/29/05        7.89%        33.97%        (2.11)%
Russell 2500 (TM) Growth Index                                               07/29/05       10.05%        44.51%         0.07%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative indexes can be found on pages 1 and 2.

Class A shares have a current maximum initial sales charge of 5.75%; Class A share purchases of $1 million or more, which were purchased without an initial sales charge, may be subject to a CDSC of 1.00%, if redeemed within twelve months of the date of purchase. Please read the prospectus carefully for more information on sales charges. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Class A, Class Z and Institutional Class shares (as reported in the November 19, 2009 prospectus) are 1.91% and 1.68%; 1.58% and 1.43%; and 1.19% and 1.23%, respectively.

(1)  The inception date of each share class represents the date initial seed capital was invested by Old Mutual Capital, Inc. The effective date the share classes were available for sale to shareholders was 08/01/05 for Class A and Institutional Class, and
     12/16/05 for Class Z.

Fund Performance
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual Copper Rock Emerging Growth Fund, Class A	Old Mutual Copper Rock Emerging Growth Fund, Institutional Class	Russell 2500TM Growth Index
07/29/2005	9,425	10,000	10,000
07/31/2006	9,915	10,560	10,238
07/31/2007	12,158	13,010	12,274
07/31/2008	10,204	10,968	11,591
07/31/2009	7,789	8,419	9,115
01/31/2010	8,395	9,083	10,031

Past performance is not a guarantee of future results. The graph above compares an investment made in the Fund's Class A and
Institutional Class shares on the inception date of 7/29/05 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of January 31, 2010 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Cash Equivalents	0.5%
Consumer Discretionary	14.9%
Consumer Staples	2.2%
Energy	4.6%
Financials	6.7%
Health Care	21.7%
Industrials	19.5%
Information Technology	24.7%
Investment Company	0.5%
Materials	3.3%
Telecommunication Services	1.4%

                                                                 17

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND - continued
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)
_____________________________________________________________________      _____________________________________________________________________

Description                                   Shares    Value (000)        Description                                   Shares    Value (000)
_____________________________________________________________________      _____________________________________________________________________

Common Stock - 96.1%                                                       Data Processing/Management - 0.9%
Aerospace/Defense - 4.0%                                                   CommVault Systems*                            28,726   $        609
TransDigm Group                               59,594   $      2,877                                                               ______________
                                                       ______________
                                                                           Total Data Processing/Management                                609
Total Aerospace/Defense                                       2,877        _____________________________________________________________________
_____________________________________________________________________
                                                                           Decision Support Software - 2.0%
Applications Software - 1.3%                                               MSCI, Cl A*                                   47,890          1,416
Nuance Communications*                        63,947            960                                                               ______________
                                                       ______________
                                                                           Total Decision Support Software                               1,416
Total Applications Software                                     960        _____________________________________________________________________
_____________________________________________________________________
                                                                           Dental Supplies & Equipment - 0.9%
Audio/Video Products - 0.6%                                                Align Technology*                             33,245            623
TiVo*                                         48,884            441                                                               ______________
                                                       ______________
                                                                           Total Dental Supplies & Equipment                               623
Total Audio/Video Products                                      441        _____________________________________________________________________
_____________________________________________________________________
                                                                           Diagnostic Kits - 1.2%
Chemicals-Diversified - 2.5%                                               Inverness Medical Innovations*                20,542            829
Solutia*                                     128,196          1,763                                                               ______________
                                                       ______________
                                                                           Total Diagnostic Kits                                           829
Total Chemicals-Diversified                                   1,763        _____________________________________________________________________
_____________________________________________________________________
                                                                           E-Commerce/Services - 2.1%
Chemicals-Specialty - 0.8%                                                 priceline.com*                                 7,708          1,506
Lubrizol                                       7,325            540                                                               ______________
                                                       ______________
                                                                           Total E-Commerce/Services                                     1,506
Total Chemicals-Specialty                                       540        _____________________________________________________________________
_____________________________________________________________________
                                                                           Educational Software - 0.9%
Coal - 0.9%                                                                Blackboard*                                   15,687            618
Massey Energy                                 16,611            640                                                               ______________
                                                       ______________
                                                                           Total Educational Software                                      618
Total Coal                                                      640        _____________________________________________________________________
_____________________________________________________________________
                                                                           Electronic Components-Semiconductors - 0.8%
Coffee - 2.2%                                                              Rovi*                                         19,456            562
Green Mountain Coffee Roasters*               18,048          1,531                                                               ______________
                                                       ______________
                                                                           Total Electronic Components-
Total Coffee                                                  1,531           Semiconductors                                               562
_____________________________________________________________________      _____________________________________________________________________

Commercial Services - 3.3%                                                 Enterprise Software/Services - 2.6%
Alliance Data Systems*                        25,455          1,514        Informatica*                                  44,355          1,051
Live Nation Entertainment*                    71,185            816        Ultimate Software Group*                      26,377            789
                                                       ______________                                                             ______________

Total Commercial Services                                     2,330        Total Enterprise Software/Services                            1,840
_____________________________________________________________________      _____________________________________________________________________

Commercial Services-Finance - 1.2%                                         Finance-Investment Banker/Broker - 1.2%
SEI Investments                               47,647            844        Greenhill                                     10,694            832
                                                       ______________                                                             ______________

Total Commercial Services-Finance                               844        Total Finance-Investment Banker/Broker                          832
_____________________________________________________________________      _____________________________________________________________________

Communications Software - 0.6%                                             Hotels & Motels - 0.7%
SolarWinds*                                   22,210            432        Home Inns & Hotels
                                                       ______________         Management ADR*                            15,640            481
                                                                                                                                  ______________
Total Communications Software                                   432
_____________________________________________________________________      Total Hotels & Motels                                           481
                                                                           _____________________________________________________________________
Computer Services - 2.3%
SYKES Enterprises*                            49,395          1,184        Human Resources - 3.1%
VanceInfo Technologies ADR*                   26,557            426        Monster Worldwide*                            46,851            730
                                                       ______________      Robert Half International                     37,743          1,016
                                                                           SuccessFactors*                               29,733            485
Total Computer Services                                       1,610                                                               ______________
_____________________________________________________________________
                                                                           Total Human Resources                                         2,231
Consulting Services - 2.6%                                                 _____________________________________________________________________
Gartner*                                      23,831            510
SAIC*                                         73,298          1,344        Industrial Audio & Video Products - 0.7%
                                                       ______________      Dolby Laboratories, Cl A*                      9,420            474
                                                                                                                                  ______________
Total Consulting Services                                     1,854
_____________________________________________________________________      Total Industrial Audio & Video Products                         474
                                                                           _____________________________________________________________________

                                                                 18

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

Internet Application Software - 1.3%                                       Medical-Biomedical/Genetic - 4.7%
DealerTrack Holdings*                         52,732   $        948        Alexion Pharmaceuticals*                      14,039   $        651
                                                       ______________      Amylin Pharmaceuticals*                       34,457            620
                                                                           Dendreon*                                     19,692            545
Total Internet Application Software                             948        Human Genome Sciences*                        15,499            410
_____________________________________________________________________      OSI Pharmaceuticals*                          14,119            483
                                                                           United Therapeutics*                          10,463            623
Internet Infrastructure Software - 1.1%                                                                                           ______________
F5 Networks*                                  16,257            804
                                                       ______________      Total Medical-Biomedical/Genetic                              3,332
                                                                           _____________________________________________________________________
Total Internet Infrastructure Software                          804
_____________________________________________________________________      Medical-Drugs - 1.2%
                                                                           Auxilium Pharmaceuticals*                     14,074            396
Intimate Apparel - 1.3%                                                    Salix Pharmaceuticals*                        15,575            456
Warnaco Group*                                24,375            944                                                               ______________
                                                       ______________
                                                                           Total Medical-Drugs                                             852
Total Intimate Apparel                                          944        _____________________________________________________________________
_____________________________________________________________________
                                                                           Medical-Generic Drugs - 0.8%
Investment Management/Advisory Services - 2.1%                             Perrigo                                       13,403            593
Affiliated Managers Group*                    24,682          1,495                                                               ______________
                                                       ______________
                                                                           Total Medical-Generic Drugs                                     593
Total Investment Management/                                               _____________________________________________________________________
   Advisory Services                                          1,495
_____________________________________________________________________      Medical-Outpatient/Home Medical - 0.7%
                                                                           Lincare Holdings*                             14,269            525
Lasers-Systems/Components - 0.5%                                                                                                  ______________
Cymer*                                        10,342            324
                                                       ______________      Total Medical-Outpatient/Home Medical                           525
                                                                           _____________________________________________________________________
Total Lasers-Systems/Components                                 324
_____________________________________________________________________      Networking Products - 4.3%
                                                                           Acme Packet*                                  64,708            670
Machinery-Construction & Mining - 3.1%                                     Polycom*                                     107,369          2,408
Terex*                                       113,231          2,214                                                               ______________
                                                       ______________
                                                                           Total Networking Products                                     3,078
Total Machinery-Construction & Mining                         2,214        _____________________________________________________________________
_____________________________________________________________________
                                                                           Oil & Gas Drilling - 1.0%
Machinery-General Industry - 3.5%                                          Rowan*                                        33,111            711
Roper Industries                              49,003          2,454                                                               ______________
                                                       ______________
                                                                           Total Oil & Gas Drilling                                        711
Total Machinery-General Industry                              2,454        _____________________________________________________________________
_____________________________________________________________________
                                                                           Oil Companies-Exploration & Production - 2.5%
Machinery-Pumps - 1.1%                                                     Arena Resources*                              19,737            757
Flowserve                                      8,859            799        Comstock Resources*                           14,027            547
                                                       ______________      Concho Resources*                             10,992            493
                                                                                                                                  ______________
Total Machinery-Pumps                                           799
_____________________________________________________________________      Total Oil Companies-Exploration
                                                                              & Production                                               1,797
Medical Information Systems - 1.7%                                         _____________________________________________________________________
athenahealth*                                 17,412            685
Cerner*                                        6,979            528        Pharmacy Services - 0.9%
                                                       ______________      Catalyst Health Solutions*                    15,420            606
                                                                                                                                  ______________
Total Medical Information Systems                             1,213
_____________________________________________________________________      Total Pharmacy Services                                         606
                                                                           _____________________________________________________________________
Medical Instruments - 4.4%
Beckman Coulter                               13,088            856        Printing-Commercial - 1.1%
Conceptus*                                    54,487          1,058        VistaPrint*                                   13,814            774
ev3*                                          33,650            491                                                               ______________
Thoratec*                                     24,215            686
                                                       ______________      Total Printing-Commercial                                       774
                                                                           _____________________________________________________________________
Total Medical Instruments                                     3,091
_____________________________________________________________________      Recreational Vehicles - 1.0%
                                                                           Polaris Industries                            15,535            687
Medical Products - 0.4%                                                                                                           ______________
Cyberonics*                                   16,075            301
                                                       ______________      Total Recreational Vehicles                                     687
                                                                           _____________________________________________________________________
Total Medical Products                                          301
_____________________________________________________________________

                                                                 19

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31,2010(UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________
Retail-Apparel/Shoe - 3.0%
Guess?                                        17,108   $        679        Investment Company - 0.4%
Gymboree*                                     19,025            742        Growth-Mid Cap - 0.3%
Urban Outfitters*                             23,491            742        iShares Russell Midcap Growth
                                                       ______________         Index Fund                                  4,871   $        212
                                                                                                                                  ______________
Total Retail-Apparel/Shoe                                     2,163
_____________________________________________________________________      Total Growth-Mid Cap                                            212
                                                                           _____________________________________________________________________
Retail-Jewelry - 1.0%
Tiffany                                       17,429            708        Growth-Small Cap - 0.1%
                                                       ______________      iShares Russell 2000 Growth
                                                                              Index Fund                                  1,643            107
Total Retail-Jewelry                                            708                                                               ______________
_____________________________________________________________________
                                                                           Total Growth-Small Cap                                          107
Retail-Restaurants - 1.4%                                                                                                         ______________
Chipotle Mexican Grill*                       10,224            986
                                                       ______________      Total Investment Company (Cost $341)                            319
                                                                           _____________________________________________________________________
Total Retail-Restaurants                                        986
_____________________________________________________________________      Money Market Fund - 0.5%
                                                                           Dreyfus Cash Management Fund,
Schools - 2.7%                                                                Institutional Class, 0.109% (A)           322,840             323
DeVry                                         20,637          1,260                                                               ______________
Strayer Education                              3,279            681
                                                       ______________      Total Money Market Fund (Cost $323)                              323
                                                                           _____________________________________________________________________
Total Schools                                                 1,941
_____________________________________________________________________      Total Investments - 97.0% (Cost $62,479)                      68,803
                                                                           _____________________________________________________________________
Superconductor Production & Systems - 2.4%
American Superconductor*                      45,087          1,714        Other Assets and Liabilities, Net - 3.0%                       2,152
                                                       ______________      _____________________________________________________________________

Total Superconductor Production                                            Total Net Assets - 100.0%                              $      70,955
   & Systems                                                  1,714        _____________________________________________________________________
_____________________________________________________________________

Therapeutics - 1.4%                                                        For descriptions of abbreviations and footnotes, please refer to page
BioMarin Pharmaceutical*                      25,246            490        28.
Onyx Pharmaceuticals*                         17,360            499
                                                       ______________      Other Information:

Total Therapeutics                                              989        The Fund utilizes various inputs in determining the value of its
_____________________________________________________________________      investments as of the reporting period end. These inputs are summarized in three broad levels as follows:
Transactional Software - 0.5%
Solera Holdings                               10,696            354        Level 1 - quoted prices in active markets for identical securities
                                                       ______________
                                                                           Level 2 - other significant observable inputs (including quoted
Total Transactional Software                                    354                  prices for similar securities, interest rates, prepayment
_____________________________________________________________________                speeds, credit risk, etc.)

Transport-Services - 0.6%                                                  Level 3 - significant unobservable inputs (including the Fund's own
HUB Group, Cl A*                              16,539            399                  assumption in determining the fair value of investments)
                                                       ______________
                                                                           The inputs or methodology used for valuing securities are not
Total Transport-Services                                        399        necessarily an indication of the risk associated with investing in
_____________________________________________________________________      those securities. A summary of the inputs used as of January 31, 2010 in valuing the Fund's net assets were as follows (000):
Veterinary Diagnostics - 2.8%
VCA Antech*                                   78,825          2,001             Description          Level 1    Level 2   Level 3    Total
                                                       ______________      _________________________________________________________________
                                                                           Investments
Total Veterinary Diagnostics                                  2,001           Common Stock           $68,161      $-        $-      $68,161
_____________________________________________________________________         Investment Company         319       -         -          319
                                                                              Money Market Fund          323       -         -          323
Web Hosting/Design - 0.8%                                                  _________________________________________________________________
Rackspace Hosting*                            29,278            533
                                                       ______________      Total Investments         $68,803      $-        $-      $68,803
                                                                           _________________________________________________________________
Total Web Hosting/Design                                        533
_____________________________________________________________________      Refer to the "Security Valuation" section of Note 2 for further information.
Wireless Equipment - 1.4%
SBA Communications, Cl A*                     29,858            988
                                                       ______________

Total Wireless Equipment                                        988
                                                       ______________

Total Common Stock (Cost $61,815)                            68,161
_____________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 20

OLD MUTUAL INTERNATIONAL EQUITY FUND
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)
Sub-Adviser: Acadian Asset Management LLC

Performance Highlights

o    For the six-month period ended January 31, 2010, the Old Mutual International Equity Fund (the "Fund") underperformed its benchmark, the MSCI EAFE Index. The Fund's Class A shares posted a 5.62% return at net asset value versus a 6.93% return for the benchmark.

o    Stock selection fared best in Germany, Denmark, Singapore and Sweden. Country allocations produced negative results mostly offsetting stock return. The main source of this was the overweighting in Japan.

o    Commonwealth Bank of Australia (no longer a Fund holding), BP and Nestle were the top contributors for the period.

o    Deutsche Telekom AG, Sumitomo Mitsui Financial Group and UPM-Kymmene Oyj (no longer a Fund holding) were the top detractors for the period.

Q.   How did the Fund perform relative to its benchmark?

A.   For the six-month period ended January 31, 2010, the Old Mutual International Equity Fund (the "Fund") underperformed its benchmark, the MSCI EAFE Index. The Fund's Class A shares posted a 5.62% return at net asset value versus a 6.93% return for the benchmark. Performance for all share classes can be found on page 23.

Q.   What investment environment did the Fund face during the past period?

A.   The beginning of the period saw a continuation of the market rally that began in mid- March 2009. Investors focused on the least expensive, riskiest, lowest quality stocks, as they sought bargains in anticipation of an economic and financial market
     rebound.The markets rose dramatically during the period, as signs of global economic recovery became more abundant and corporate profits exceeded investors' expectations. The low-quality focus began to abate in October 2009 as investors shifted to earnings as a key driver of stock attractiveness. Risk conditions began to stabilize under this renewed attention to fundamentals, supporting good stock returns through December 2009, though market leadership remained quite narrow. January 2010 saw a decline in markets as equities were pressured by concerns that the economic recovery could be losing momentum.

Q.   Which market factors influenced the Fund's relative performance?

A.   The Fund's performance lagged at the start of the period because the markets did not favor stock selection based on quantitative factors. Stock selection based on quality and earnings factors was also less effective. The latter part of the period was characterized by a focus on value, accompanied by favorable earnings trends and financial quality, producing stronger returns for the Fund.

Q.   How did portfolio composition affect relative Fund performance?

A.   Stock selection fared best in Germany, Denmark, Singapore and Sweden. Country allocations produced negative results mostly offsetting stock return. The main source of this was the overweighting in Japan.

     Commonwealth Bank of Australia (no longer a Fund holding), BP and Nestle were the top contributors for the period. An
     Australian bank, Commonwealth Bank of Australia, saw its share price rise on improved earnings as the Australian economy remained stable and looked positive for 2010. United Kingdom oil company BP's stock price rose steadily during the period as the global economy improved and investors were optimistic about the outlook for oil prices and resource demand. Switzerland's
     Nestle, the world's largest food producer, saw its stock price rise sharply in October 2009 after being raised to "buy" from
     "hold" at Deutsche Bank.

     Deutsche Telekom AG, Sumitomo Mitsui Financial Group and UPM-Kymmene Oyj (no longer a Fund holding) were the top detractors for the period. German telecommunications company, Deutsche Telekom AG, saw its stock price rise following the announcement of good third quarter 2009 earnings. The Fund was underweight in this security, which detracted from performance. Japan's second largest bank, Sumitomo Mitsui Financial Group, saw its stock price decline after it was reported that the company would sell its stake in a joint venture with Daiwa Securities Group. Finnish paper company UPM-Kymmene OYJ, saw it stock price fall in
     January 2010 amidst a legal dispute with World Color Press.

                                                                                                           International Equity Fund

                                                                 21

OLD MUTUAL INTERNATIONAL EQUITY FUND - continued
____________________________________________________________________________________________________________________________________

MANAGEMENT OVERVIEW (UNAUDITED)
Sub-Adviser: Acadian Asset Management LLC

Top Ten Holdings
as of January 31, 2010

BP                                                                          3.8%
___________________________________________________________________________________

Royal Dutch Shell, Cl A                                                     3.7%
___________________________________________________________________________________

HSBC Holdings                                                               3.5%
___________________________________________________________________________________

Nestle                                                                      3.4%
___________________________________________________________________________________

BHP Billiton                                                                3.0%
___________________________________________________________________________________

Unilever                                                                    3.0%
___________________________________________________________________________________

Sanofi-Aventis                                                              2.7%
___________________________________________________________________________________

AstraZeneca (GBP)                                                           2.6%
___________________________________________________________________________________

E.ON                                                                        2.4%
___________________________________________________________________________________

Enel Spa                                                                    2.3%
___________________________________________________________________________________

As a % of Total
Fund Investments                                                            30.4%
___________________________________________________________________________________

Q.   What is  the  investment  outlook  for  international  stocks?

A.   Acadian Asset Management LLC ("Acadian"), the Fund's sub-adviser, believes that global economic recovery will remain subdued as lending growth remains restricted in most economies. Acadian points out that a key source of global economic recovery may be emerging markets, which are currently experiencing good growth that Acadian believes is likely to be sustained. Acadian notes recent indications show that investors are returning to a more typical focus on the objective fundamentals of stocks, whereby solid data such as earnings are driving stock selection, as opposed to macro issues and market sentiment. While Acadian expects there to be continued moderate market volatility over the near-term, it believes markets will follow a larger trajectory of normalizing overall.

International Equity Fund

                                                                 22

PERFORMANCE AND PORTFOLIO SUMMARY (UNAUDITED)

Average Annual Total Returns as of January 31, 2010
____________________________________________________________________________________________________________________________________

                                                                                                          Annualized
                                                               Inception       6 Year       1 Year        Inception
                                                                 Date          Return       Return         to Date
____________________________________________________________________________________________________________________________________

Class A with load                                               12/30/05       (0.47)%       25.80%         (5.00)%
Class A without load                                            12/30/05        5.62%        33.47%         (3.61)%
Class Z                                                         12/30/05        5.68%        33.61%         (3.38)%
Institutional Class                                             12/30/05        5.90%        34.20%         (3.12)%
MSCI EAFE([R])Index                                             12/30/05        6.93%        39.68%          0.04%
____________________________________________________________________________________________________________________________________

Past performance is not a guarantee of future results. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Information about these performance results and the comparative index can be found on pages 1 and 2.

Class A shares have a current maximum initial sales charge of 5.75%; Class A share purchases of $1 million or more, which were purchased without an initial sales charge, may be subject to a CDSC of 1.00%, if redeemed within twelve months of the date of purchase. Please read the prospectus carefully for more information on sales charges. The total annual operating expenses and net annual operating expenses you may pay as an investor in the Fund's Class A, Class Z and Institutional Class shares (as reported in the November 19, 2009 prospectus) are 3.43% and 1.52%; 3.85% and 1.27%; and 1.55% and 1.02%, respectively.

Fund Performance
____________________________________________________________________________________________________________________________________
[LINE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

	Old Mutual International Equity Fund, Class A	Old Mutual International Equity Fund, Class Z	Old Mutual International Equity Fund, Institutional Class	MSCI EAFE(R) Index
12/30/2005	9,425	10,000	10,000	10,000
7/31/2006	10,320	10,970	10,980	11,125
7/31/2007	13,212	14,067	14,126	13,785
7/31/2008	10,960	11,693	11,779	12,105
7/31/2009	7,678	8,220	8,295	9,369
1/31/2010	8,109	8,687	8,784	10,018

Past performance is not a guarantee of future results. The graph above compares an investment made in each of the Fund's share classes on the inception date of 12/30/05 to an investment made in an unmanaged securities index on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Sector Weightings as of January 31, 2010 - % of Total Fund Investments
____________________________________________________________________________________________________________________________________
[PIE GRAPH WAS REPRESENTED IN THE PRINTED MATERIAL]

Australia	6.5%
Austria	1.6%
Belgium	1.7%
Canada	0.2%
Cash Equivalents	0.1%
China	0.5%
Common Stock	0.4%
Denmark	0.3%
Finland	1.2%
Foreign Preferred Stock	0.1%
France	6.9%
Germany	9.5%
Greece	0.7%
Hong Kong	5.5%
Italy	3.3%
Japan	24.0%
Netherlands	9.8%
Norway	0.4%
Portugal	1.3%
Singapore	4.3%
Spain	0.8%
Sweden	2.4%
Switzerland	4.3%
United Kingdom	14.2%

                                                                 23

OLD MUTUAL INTERNATIONAL EQUITY FUND - continued

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

Common Stock - 0.4%                                                        Denmark - 0.3%
B2B/E-Commerce - 0.0%                                                      Danisco A/S                                    1,644   $        115
Global Sources*                                  319   $          2        Danske Bank A/S*                                 600             14
                                                       ______________      Monberg & Thorsen A/S, Cl B*                     186             10
Total B2B/E-Commerce                                              2        PER Aarsleff A/S, Cl B                           283             30
_____________________________________________________________________                                                             ______________

Electronic Components-Miscellaneous - 0.2%                                 Total Denmark                                                   169
NAM TAI Electronics*                          14,900             71        _____________________________________________________________________
                                                       ______________
Total Electronic Components-Miscellaneous                        71        Finland - 1.2%
_____________________________________________________________________      Digia                                          5,565             28
                                                                           Fiskars OYJ ABP                                  110              2
Paper & Related Products - 0.2%                                            Stora Enso OYJ, Cl R*                         93,630            575
Cascades                                      14,700            110                                                               ______________
                                                       ______________
                                                                           Total Finland                                                   605
Total Paper & Related Products                                  110        _____________________________________________________________________
                                                       ______________
                                                                           France - 6.9%
Total Common Stock (Cost $155)                                  183        AXA                                               75              2
_____________________________________________________________________      BNP Paribas                                   15,069          1,076
                                                                           Bouygues                                       6,531            322
Foreign Common Stock - 98.6%                                               Cegid Group                                      917             24
Australia - 6.4%                                                           Cie des Alpes                                    832             30
BHP Billiton                                  43,489          1,512        Devoteam                                       1,809             47
Origin Energy                                 57,529            812        ECA                                              846             16
RCR Tomlinson                                 49,896             44        Etam Developpement*                              707             18
RHG*                                          87,115             42        Groupe Steria SCA                             14,228            415
Santos                                        77,933            902        LDC                                              129             14
                                                       ______________      Linedata Services                              1,608             21
                                                                           Mr Bricolage                                     203              4
Total Australia                                               3,312        NetGem                                         4,971             22
_____________________________________________________________________      Parrot*                                        8,935            151
                                                                           Sanofi-Aventis                                18,367          1,358
Austria - 1.6%                                                             Tessi                                            257             18
Erste Group Bank                               5,153            195        Video Futur Entertainment Group*               4,971              3
OMV                                           15,969            629                                                               ______________
Telekom Austria                                  200              3
Voestalpine                                      127              4        Total France                                                  3,541
                                                       ______________      _____________________________________________________________________

Total Austria                                                   831        Germany - 9.4%
_____________________________________________________________________      ADVA AG Optical Networking*                   21,136             73
                                                                           Allianz SE                                     9,110          1,009
Belgium - 1.7%                                                             Amadeus Fire                                   2,335             57
Barco*                                         4,705            193        BASF SE                                        6,367            362
Cie d'Entreprises CFE                            703             34        Bavaria Industriekapital                         925             15
D'ieteren                                        718            308        Bayer                                         13,746            940
Euronav                                           40              1        Cewe Color Holding                               836             26
Fortis                                        65,610            231        Deutsche Telekom AG                           72,777            947
Kinepolis Group                                  940             41        E.ON                                          33,788          1,243
Recticel                                       7,070             57        Freenet                                           62              1
                                                       ______________      Koenig & Bauer*                                  565              9
                                                                           Loewe                                          1,348             19
Total Belgium                                                   865        Medion                                         1,221             13
_____________________________________________________________________      VTG                                            7,856            117
                                                                                                                                  ______________
Canada - 0.2%
QLT*                                          20,400             94        Total Germany                                                 4,831
                                                       ______________      _____________________________________________________________________

Total Canada                                                     94
_____________________________________________________________________

China - 0.5%
Pacific Textile Holdings                     100,000             71
SunVic Chemical Holdings                       8,000              1
Yangzijiang Shipbuilding Holdings            272,000            203
                                                       ______________

Total China                                                     275
_____________________________________________________________________

                                                                 24

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

Greece - 0.7%                                                              Japan - continued
National Bank of Greece*                       5,961   $        130        Daido Kogyo                                    8,000   $         12
OPAP                                          10,780            235        Daihatsu Diesel Manufacturing                  4,000             14
                                                       ______________      Daiichi Jitsugyo                               4,000             10
                                                                           Daiichi Kigenso Kagaku-Kogyo                   1,000             32
Total Greece                                                    365        Daiichikosho                                   4,200             52
_____________________________________________________________________      Daito Bank                                    13,000              9
                                                                           Faith                                          1,196            128
Hong Kong - 5.5%                                                           Fuji Electronics                               1,800             17
Allied Properties*                           120,000             21        Fuji Soft                                      3,200             51
Amax Holdings*                             5,922,000            128        Fujimori Kogyo                                 1,400             19
Champion Technology Holdings               6,316,000            212        Fujitsu                                      122,100            745
CLP Holdings                                 168,000          1,137        Fujitsu Frontech                               1,800             14
Courage Marine Group                          17,000              2        FuKoKu                                         2,000             15
Dickson Concepts International                67,000             35        Fukuda Denshi                                  1,300             31
DMX Technologies Group*                       38,000              9        Haruyama Trading                               1,500              6
Fairwood                                      45,500             46        Haseko*                                          500              -
Galaxy Entertainment Group*                  138,000             52        Hazama                                        26,300             24
Hannstar Board International Holdings         84,000             21        HI-LEX                                         2,800             27
Hutchison Whampoa                            114,000            775        Imasen Electric Industrial                       884             12
Jardine Strategic Holdings                    14,500            246        Inaba Seisakusho                                 300              3
Keck Seng Investments                         24,900             13        INES                                           7,500             57
Luen Thai Holdings                           137,000             14        Innotech                                       2,200             11
Next Media                                   246,000             33        Iwatani                                       26,000             72
Pacific Basin Shipping                        15,373             11        Japan Automobile Auction                          14             15
Victory City International Holdings          228,000             53        JBCC Holdings                                  5,200             33
Wing On International                          7,000              9        JMS                                            3,000             11
                                                       ______________      Joban Kosan                                    9,000             14
                                                                           Kamei                                          3,000             14
Total Hong Kong                                               2,817        Kanematsu Electronics                          2,300             21
_____________________________________________________________________      Kawasumi Laboratories                         10,000             62
                                                                           Koike Sanso Kogyo                              6,000             18
Italy - 3.3%                                                               Komatsu Seiren                                10,000             39
Banca Popolare dell'Emilia Romagna               169              3        Konishi                                        1,900             18
De'Longhi SpA                                  6,503             27        KRS                                            1,600             16
Enel SpA                                     219,712          1,181        Kyodo Printing                                12,000             32
Engineering Ingegneria Informatica SpA*        1,424             52        Marubeni                                      98,000            569
Exor SpA                                          26              -        Marubun                                        4,800             28
Italmobiliare SpA*                               879             38        Mimasu Semiconductor Industry                  1,500             18
Milano Assicurazioni SpA                         521              1        Miraca Holdings                                6,600            197
Seat Pagine Gialle SpA*                      134,996             31        Mitani                                           500              3
Telecom Italia SpA                           241,174            361        Mitsubishi                                     3,100             75
                                                       ______________      Mitsui Home                                    2,000             10
                                                                           Mr Max                                         3,500             16
Total Italy                                                   1,694        Nagase                                        37,000            430
_____________________________________________________________________      Namura Shipbuilding                           17,400             98
                                                                           NIC                                            9,500             41
Japan - 23.8%                                                              Nichireki                                     12,000             44
Aeon                                          29,800            296        NIFTY                                             10              8
Airport Facilities                             3,900             21        Nihon Unisys                                   6,000             45
Alfresa Holdings                               2,300             95        Nihon Yamamura Glass                           7,000             22
Allied Telesis Holdings*                      15,800             12        Nippo                                         15,000            102
Amiyaki Tei                                        9             21        Nippon Game Card                                  26             31
Ando                                          12,000             14        Nippon Road                                   30,000             60
Arakawa Chemical Industries                    5,500             63        Nippon Steel                                     700              3
Argo Graphics                                  1,700             18        _____________________________________________________________________
Artnature                                      5,600             48
Asahi Industries                                  15             31
Astellas Pharma                               27,600          1,018
Bando Chemical Industries                     10,000             30
Canon                                             50              2
Chubu Steel Plate                             12,700             69
Combi                                          1,500             10
_____________________________________________________________________

                                                                 25

OLD MUTUAL INTERNATIONAL EQUITY FUND - concluded
____________________________________________________________________________________________________________________________________

SCHEDULE OF INVESTMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

Japan - continued                                                          Japan - continued
Nippon Steel Trading                           1,000   $          2        Yellow Hat                                     2,700   $         21
NIS Group*                                    24,600              7        Zojirushi                                     18,000             37
Nishimatsu Construction                       40,000             46                                                               ______________
Nissan Motor                                 101,100            822
Nisshin Fudosan                                2,900             12        Total Japan                                                  12,248
Nissin Sugar Manufacturing                     7,000             16        _____________________________________________________________________
Noevir                                           500              5
Nojima                                         1,300             12        Netherlands - 9.7%
NTT                                           27,200          1,145        EADS                                          37,352            730
NTT Data                                         229            713        Gamma Holding*                                    57              1
Piolax                                         2,800             48        Philips Electronics                           24,209            731
Pressance                                          8             15        Royal Dutch Shell, Cl A                       68,829          1,911
Raysum*                                           60             17        Teleplan International*                       32,125            106
Relo Holdings                                  4,100             57        TNT                                               53              2
Riken Technos                                  8,000             21        Unilever                                      49,159          1,505
Ryoden Trading                                 2,000             10                                                               ______________
Ryoyo Electro                                 13,400            113
S Foods                                        2,500             22        Total Netherlands                                             4,986
Sakata INX                                     8,000             33        _____________________________________________________________________
Sapporo Hokuyo Holdings                       75,500            305
Satori Electric                                6,400             37        New Zealand - 0.0%
Seika                                          9,000             19        Sky Network Television                           210              1
Seria                                              1              1                                                               ______________
Sharp                                         34,000            408
Shidax                                         5,000             21        Total New Zealand                                                 1
Shinsho                                        3,000              5        _____________________________________________________________________
Sinanen                                        3,000             13
Soft99                                         2,400             13        Norway - 0.4%
Softbank                                       1,700             43        Atea ASA                                      14,500            122
Sojitz                                       245,300            451        Norske Skogindustrier*                        52,125             86
Sony                                          29,500            984                                                               ______________
Studio Alice                                   9,700             81
Sumikin Bussan                                 2,000              4        Total Norway                                                    208
Sumitomo Mitsui Financial Group               13,900            449        _____________________________________________________________________
Sumitomo Pipe & Tube                           9,900             52
SystemPro                                         50             23        Portugal - 1.3%
T&K Toka                                       1,500             18        EDP - Energias de Portugal                   164,896            654
Taiyo Elec                                     2,300             15                                                               ______________
Takagi Securities                              9,000             16
Techno Ryowa                                   1,200              6        Total Portugal                                                  654
Teikoku Sen-I                                  1,000              5        _____________________________________________________________________
Toa Oil                                       11,000             11
Tomen Devices                                    800             15        Singapore - 4.3%
Tomen Electronics                              1,300             15        Chemoil Energy                                59,000             21
Tomoe                                          9,900             23        DBS Group Holdings                           111,000          1,118
Topy Industries                               26,000             43        Jardine Cycle & Carriage                      48,526            867
Torii Pharmaceutical                           6,600            124        Macquarie International
Toshiba TEC*                                  21,000             78           Infrastructure Fund                       550,000            187
Totetsu Kogyo                                 29,000            163        QAF                                           31,000             12
Toyota Tsusho                                 20,700            314                                                               ______________
Trancom                                        3,700             58
Universe                                         700              9        Total Singapore                                               2,205
Watabe Wedding                                 3,900             43        _____________________________________________________________________
Yasunaga                                       2,100              7
_____________________________________________________________________      Spain - 0.8%
                                                                           Banco Bilbao Vizcaya Argentaria               12,704            194
                                                                           Banco Santander                                1,784             25
                                                                           Telefonica                                     8,229            197
                                                                                                                                  ______________

                                                                           Total Spain                                                     416
                                                                           _____________________________________________________________________

                                                                           Sweden - 2.4%
                                                                           Acando AB                                     11,799             22
                                                                           Bilia AB, Cl A*                               13,310            130
                                                                           Electrolux AB, Ser B                          29,218            688
                                                                           Industrial & Financial Systems, Cl B           3,345             32
                                                                           Industrivarden AB, Cl A                        2,056             24
                                                                           Nolato AB, Cl B                                4,386             37
                                                                           Saab AB, Cl B                                 18,784            302
                                                                                                                                  ______________

                                                                           Total Sweden                                                  1,235
                                                                           _____________________________________________________________________

                                                                 26

_____________________________________________________________________      _____________________________________________________________________

Description                               Shares        Value (000)        Description                               Shares        Value (000)
_____________________________________________________________________      _____________________________________________________________________

Switzerland - 4.2%                                                         Money Market Fund - 0.1%
Advanced Digital Broadcast Holdings*           3,308   $        156        Dreyfus Cash Management Fund,
Bell Holding                                      28             43           Institutional Class, 0.109% (A)            67,516   $         68
Emmi                                             705             86                                                               ______________
Nestle                                        36,830          1,746
Novartis                                       2,253            121        Total Money Market Fund (Cost $68)                               68
Swisslog Holding                              37,055             34        _____________________________________________________________________
                                                       ______________
                                                                           Total Investments - 99.1% (Cost $47,516)                     51,040
Total Switzerland                                             2,186        _____________________________________________________________________
_____________________________________________________________________
                                                                           Other Assets and Liabilities, Net - 0.9%                        459
United Kingdom - 14.0%                                                     _____________________________________________________________________
Anglo-Eastern Plantations                      1,127              7
AstraZeneca (GBP)                             28,669          1,331        Total Net Assets - 100.0%                              $     51,499
AstraZeneca (SEK)                                317             15        _____________________________________________________________________
Aveva Group                                       94              2
BHP Billiton                                     127              4        For descriptions of abbreviations and footnotes, please refer to page
BP                                           207,179          1,933        28.
British Polythene Industries                      61              -
Cape*                                          7,630             26        Other Information:
Character Group                                  242              -
Chaucer Holdings                                 257              -        The Fund utilizes various inputs in determining the value of its
Chime Communications                          25,867             85        investments as of the reporting period end. These inputs are
Clarkson                                       2,042             26        summarized in three broad levels as follows:
Colliers Cre*                                  3,314              1
Colt Telecom Group*                           27,500             54        Level 1 - quoted prices in active markets for identical securities
Dart Group                                    43,877             34
Davis Service Group                           31,578            203        Level 2 - other significant observable inputs (including quoted
Delta                                          5,686             14                  prices for similar securities, interest rates, prepayment
DS Smith                                      25,656             45                  speeds, credit risk, etc.)
Hamworthy                                      3,200             16
Hilton Food Group                              1,087              3        Level 3 - significant unobservable inputs (including the Fund's own
HSBC Holdings                                168,981          1,809                  assumption in determining the fair value of investments)
Imperial Tobacco Group                        16,743            540
J Sainsbury                                   19,390            100        The inputs or methodology used for valuing securities are not
Lloyds Banking Group*                            332              -        necessarily an indication of the risk associated with investing in
Logica                                       390,712            729        those securities. A summary of the inputs used as of January 31, 2010
Rank Group                                    33,500             49        in valuing the Fund's net assets were as follows (000):
Renew Holdings                                 2,084              1
RPC Group                                     25,287             97               Description         Level 1   Level 2   Level 3     Total
Scott Wilson Group                            16,955             27        _____________________________________________________________________
Tribal Group                                  14,443             19
Vitec Group                                    1,800             12        Investments
Yule Catto*                                   15,703             44           Common Stock              $183   $     -   $    -        $   183
                                                       ______________         Foreign Common Stock
                                                                                 Australia                 -     3,312        -          3,312
Total United Kingdom                                          7,226              Austria                   -       831        -            831
                                                       ______________            Belgium                   -       865        -            865
                                                                                 Canada                   94         -        -             94
Total Foreign Common Stock (Cost $47,276)                    50,764              China                     -       275        -            275
_____________________________________________________________________            Denmark                   -       169        -            169
                                                                                 Finland                   -       605        -            605
Foreign Preferred Stock - 0.0%                                                   France                    3     3,538        -          3,541
Germany - 0.0%                                                                   Germany                  88     4,743        -          4,831
Villeroy & Boch                                3,475             25              Greece                    -       365        -            365
                                                       ______________            Hong Kong                 -     2,817        -          2,817
                                                                                 Italy                     -     1,694        -          1,694
Total Germany                                                    25              Japan                   408    11,840        -         12,248
                                                       ______________            Netherlands               -     4,986        -          4,986
                                                                                 New Zealand               -         1        -              1
Total Foreign Preferred Stock (Cost $17)                         25              Norway                    -       208        -            208
_____________________________________________________________________            Portugal                  -       654        -            654
                                                                                 Singapore                12     2,193        -          2,205
                                                                                 Spain                    25       391        -            416
                                                                                 Sweden                    -     1,235        -          1,235
                                                                                 Switzerland               -     2,186        -          2,186
                                                                                 United Kingdom           27     7,199        -          7,226
                                                                              Foreign Preferred Stock
                                                                                 Germany                   -        25        -             25
                                                                              Money Market Fund           68         -        -             68
                                                                           _____________________________________________________________________

                                                                           Total Investments           $ 908    $50,132  $    -        $51,040
                                                                           _____________________________________________________________________

                                                                           Refer to the "Security Valuation" section of Note 2 for further information.

                                                                 27

NOTES TO SCHEDULE OF INVESTMENTS
____________________________________________________________________________________________________________________________________

* Non-income producing security.

(A) - The rate reported represents the 7-day effective yield as of January 31, 2010.

(B) - All or a portion of this security is held as cover for securities sold short, forward foreign currency contracts or open written option contracts.

(C) - All or a portion of this security is held as required margin for open futures contracts. The rate reported represents the effective yield at the time of purchase.

ADR - American Depositary Receipt
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
Cl - Class
EUR - Euro
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
R&D - Research and Development
REITs - Real Estate Investment Trusts
S&L - Savings and Loan
SEK - Swedish Krona
Ser - Series

Amounts designated as "-" are either $0 or have been rounded to $0.
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                 28

STATEMENTS OF ASSETS & LIABILITIES (000, excluding shares)
AS OF JANUARY 31, 2010 (UNAUDITED)
____________________________________________________________________________________________________________________________________

                                                                                                         Old Mutual
                                                                                          Old Mutual    Copper Rock     Old Mutual
                                                                                           Analytic       Emerging     International
                                                                                             Fund       Growth Fund     Equity Fund
____________________________________________________________________________________________________________________________________

Assets:
   Investment Securities, at cost                                                        $  110,556     $    62,479     $   47,516
____________________________________________________________________________________________________________________________________

   Investment Securities, at value                                                       $  127,393     $    68,803     $   51,040
   Cash Deposits with Broker for Collateral                                                     300               -              -
   Foreign Currency (cost $-, $-, $881)                                                           -               -            882
   Unrealized Gain on Forward Foreign Currency Contracts                                      2,492               -              -
   Receivable for Capital Shares Sold                                                            14             100             11
   Receivable from Investment Adviser                                                            37               7             36
   Receivable for Investment Securities Sold                                                      -           4,900          1,336
   Receivable for Dividends and Interest                                                         85               6             80
   Variation Margin Receivable on Futures Contracts                                             631               -              -
   Other Assets                                                                                   2               2             13
   Prepaid Trustee's Fees                                                                         -               5              -
____________________________________________________________________________________________________________________________________

      Total Assets                                                                          130,954          73,823         53,398
____________________________________________________________________________________________________________________________________

Liabilities:
   Payable for Investment Securities Purchased                                                    -           2,715          1,804
   Payable for Capital Shares Redeemed                                                          523              48              4
   Variation Margin Payable on Futures Contracts                                                468               -              -
   Written Option Contracts, at Value, (Proceeds received of $2,542, $-, $-)                    823               -              -
   Securities Sold Short, at Value (Proceeds received of $16,988, $-, $-)                    19,430               -              -
   Unrealized Loss on Forward Foreign Currency Contracts                                      2,886               -              -
   Payable for Administration Fees                                                               10               7              5
   Payable for Distribution & Service Fees                                                       10               -              -
   Payable for Management Fees                                                                   92              58             46
   Payable to Custodian                                                                         252               -              -
   Payable for Trustees' Fees                                                                    11               -              1
   Accrued Expenses                                                                             184              40             39
____________________________________________________________________________________________________________________________________

      Total Liabilities                                                                      24,689           2,868          1,899
____________________________________________________________________________________________________________________________________

Net Assets                                                                               $  106,265     $    70,955     $   51,499
____________________________________________________________________________________________________________________________________

Net Assets:
   Paid-in Capital ($0.001 par value, unlimited authorization)                           $  271,618     $    91,844     $   96,227
   Undistributed (Distributions in Excess of) Net Investment
      Income/(Accumulated Net Investment Loss)                                              (10,725)            (28)          (102)
   Accumulated Net Realized Gain (Loss) on Investments, Securities Sold Short,
      Futures, Written Options and Foreign Currency Transactions                           (169,520)        (27,185)       (48,152)
   Net Unrealized Appreciation on Investments, Securities Sold Short,
      Futures, Written Options and Foreign Currency Transactions                             14,892           6,324          3,526
____________________________________________________________________________________________________________________________________

Net Assets                                                                               $  106,265     $    70,955     $   51,499
____________________________________________________________________________________________________________________________________

Net Assets - Class A                                                                     $   54,225     $     3,862     $      438
Net Assets - Class C                                                                         27,770             N/A            N/A
Net Assets - Class Z                                                                         24,269          18,587            599
Net Assets - Institutional Class                                                                  1          48,506         50,462
____________________________________________________________________________________________________________________________________

Outstanding Shares of Beneficial Interest - Class A                                       6,208,080         464,938         54,892
Outstanding Shares of Beneficial Interest - Class C                                       3,297,180             N/A            N/A
Outstanding Shares of Beneficial Interest - Class Z                                       2,753,814       2,211,459         74,858
Outstanding Shares of Beneficial Interest - Institutional Class                                 168       5,720,341      6,291,958
____________________________________________________________________________________________________________________________________

Net Asset Value and Redemption Price Per Share - Class A^                                $     8.73     $      8.31     $     7.98
____________________________________________________________________________________________________________________________________

Maximum Offering Price Per Share Class A (Net Asset Value 94.25%)                        $     9.26     $      8.82     $     8.47
____________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share - Class C †^                    $     8.42             N/A            N/A
____________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share - Class Z^                      $     8.81     $      8.40     $     8.00
____________________________________________________________________________________________________________________________________

Net Asset Value, Offering and Redemption Price Per Share - Institutional Class^          $     8.82     $      8.48     $     8.02
____________________________________________________________________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.

†    Class C shares have a contingent deferred sales charge. For a description of possible sales charge, please see the Fund's
     Prospectus.

^    Net Assets divided by shares may not calculate to the stated NAV because these amounts are shown rounded.

N/A - Not Applicable

The accompanying notes are an integral part of the financial statements.

                                                                 30

STATEMENTS OF OPERATIONS (000)
FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)

____________________________________________________________________________________________________________________________________

                                                                                                         Old Mutual
                                                                                          Old Mutual    Copper Rock     Old Mutual
                                                                                           Analytic       Emerging     International
                                                                                             Fund       Growth Fund     Equity Fund
____________________________________________________________________________________________________________________________________

Investment Income:
   Dividends                                                                                $ 1,382       $    436       $   677
   Interest                                                                                      16              -             -
   Less: Foreign Taxes Withheld                                                                   -              -           (45)
__________________________________________________________________________________________________________________________________

      Total Investment Income                                                                 1,398            436           632
__________________________________________________________________________________________________________________________________

Expenses:
   Management Fees                                                                              647            318           345
   Administration Fees                                                                           68             35            35
   Distribution and Service fees:
      Class A                                                                                    88              5             1
      Class C                                                                                   192              1             1
   Trustees' Fees                                                                                51             20            23
   Custodian Fees                                                                                26              9            44
   Professional Fees                                                                             38             16            19
   Registration and SEC Fees                                                                     20             25            20
   Transfer Agent Fees                                                                          197             40             5
   Dividend Expense on Securities Sold Short                                                    107              -             -
   Interest Expense on Securities Sold Short                                                     70              -             -
   Pricing Fees                                                                                   2              1            41
   Other Expenses                                                                                74             17            10
__________________________________________________________________________________________________________________________________

      Total Expenses                                                                          1,580            487           544
__________________________________________________________________________________________________________________________________

Less:
   Net Waiver of Management Fees                                                               (240)           (23)         (188)
__________________________________________________________________________________________________________________________________

      Net Expenses                                                                            1,340            464           356
__________________________________________________________________________________________________________________________________

   Net Investment Income (Loss)                                                                  58            (28)          276
__________________________________________________________________________________________________________________________________

   Net Realized Gain (Loss) from Investment Transactions (including Securities Sold Short)   20,733          7,091         5,026
   Net Realized Gain (Loss) on Foreign Currency Transactions                                  4,089              -          (127)
   Net Realized Loss on Futures Contracts                                                       (97)             -             -
   Net Realized Loss on Written Option Contracts                                            (11,637)             -             -
   Net Change in Unrealized Depreciation on Investments (including Securities Sold Short)   (11,839)        (1,451)          (69)
   Net Change in Unrealized Depreciation on
      Forward Foreign Currency Contracts and Foreign Currency Transactions                   (3,021)             -            (6)
   Net Change in Unrealized Depreciation on Futures Contracts                                (2,605)             -             -
   Net Change in Unrealized Appreciation on Written Option Contracts                          5,469              -             -
__________________________________________________________________________________________________________________________________

   Net Realized and Unrealized Gain on Investments                                            1,092          5,640         4,824
__________________________________________________________________________________________________________________________________

   Increase in Net Assets Resulting from Operations                                         $ 1,150       $  5,612       $ 5,100
__________________________________________________________________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 31

STATEMENTS OF CHANGES IN NET ASSETS (000)

____________________________________________________________________________________________________________________________________

                                                                                                              Old Mutual
                                                                                                               Analytic
                                                                                                                 Fund
____________________________________________________________________________________________________________________________________

                                                                                                      8/1/09 to         8/1/08 to
                                                                                                       1/31/10           7/31/09
                                                                                                     (Unaudited)
____________________________________________________________________________________________________________________________________

Investment Activities:
   Net Investment Income (Loss)                                                                       $       58       $       205
   Net Increase from Payment by Affiliates (1)                                                                 -                 -
   Net Realized Gain (Loss) from Investments (including Securities Sold Short),
      Written Option Contracts, Futures Contracts, Forward Foreign
      Currency Contracts and Foreign Currency Transactions                                                13,088          (148,361)
   Net Change in Unrealized Appreciation (Depreciation) on Investments
      (including Securities Sold Short) Forward Foreign Currency Contracts,
      Foreign Currency Transactions, Futures Contracts, and Written Option Contracts                     (11,996)           14,353
____________________________________________________________________________________________________________________________________

   Net Increase (Decrease) in Net Assets Resulting from Operations                                         1,150          (133,803)
____________________________________________________________________________________________________________________________________

Dividends and Distributions to Shareholders From:
   Net Investment Income:
      Class A                                                                                                  -                 -
      Class C                                                                                                  -                 -
      Class Z                                                                                                  -                 -
      Institutional Class                                                                                      -                 -
____________________________________________________________________________________________________________________________________

   Total Dividends and Distributions                                                                           -                 -
____________________________________________________________________________________________________________________________________

Capital Share Transactions:
   Class A
   Shares Issued                                                                                           3,569            25,346
   Shares Issued upon Reinvestment of Distributions                                                            -                 -
   Redemption Fees                                                                                             -                 4
   Shares Redeemed                                                                                       (33,401)         (155,699)
____________________________________________________________________________________________________________________________________

   Total Class A Capital Share Transactions                                                              (29,832)         (130,349)
____________________________________________________________________________________________________________________________________

   Class C(2)
   Shares Issued                                                                                             160             1,925
   Redemption Fees                                                                                             -                 -
   Shares Redeemed                                                                                       (24,553)          (69,385)
____________________________________________________________________________________________________________________________________

   Total Class C Capital Share Transactions                                                              (24,393)          (67,460)
____________________________________________________________________________________________________________________________________

   Class Z
   Shares Issued                                                                                           3,265             4,430
   Shares Issued upon Reinvestment of Distributions                                                            -                 -
   Redemption Fees                                                                                             -                 -
   Shares Redeemed                                                                                        (8,854)          (18,041)
____________________________________________________________________________________________________________________________________

   Total Class Z Capital Share Transactions                                                               (5,589)          (13,611)
____________________________________________________________________________________________________________________________________

   Institutional Class
   Shares Issued                                                                                               -             1,530
   Shares Issued upon Reinvestment of Distributions                                                            -                 -
   Redemption Fees                                                                                             -                 -
   Shares Redeemed                                                                                       (12,400)           (9,923)
____________________________________________________________________________________________________________________________________

   Total Institutional Class Capital Share Transactions                                                  (12,400)           (8,393)
____________________________________________________________________________________________________________________________________

   Increase (Decrease) in Net Assets Derived from Capital Shares Transactions                            (72,214)         (219,813)
____________________________________________________________________________________________________________________________________

   Total Increase (Decrease) in Net Assets                                                               (71,064)         (353,616)
____________________________________________________________________________________________________________________________________

   Net Assets:
      Beginning of Period                                                                                177,329           530,945
____________________________________________________________________________________________________________________________________

      End of Period                                                                                   $  106,265       $   177,329
____________________________________________________________________________________________________________________________________

   Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) $  (10,725)      $   (10,783)
____________________________________________________________________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.
(1)  See Note 2.
(2)  Class C shares of the Old Mutual Copper Rock Emerging Growth Fund and Old Mutual International Equity Fund were closed in 2009.
     See Note 1 for further details.

The accompanying notes are an integral part of the financial statements.

                                                                 32

________________________________________________________________________________

           Old Mutual
           Copper Rock                                   Old Mutual
             Emerging                                   International
           Growth Fund                                   Equity Fund
________________________________________________________________________________

     8/1/09 to            8/1/08 to             8/1/09 to           8/1/08 to
      1/31/10              7/31/09               1/31/10             7/31/09
    (Unaudited)                                (Unaudited)
________________________________________________________________________________

    $     (28)             $  (513)            $      276          $   1,509
            -                    1                      -                  2
        7,091              (21,956)                 4,899            (44,891)
       (1,451)               3,604                    (75)             7,512
________________________________________________________________________________

        5,612              (18,864)                 5,100            (35,868)
________________________________________________________________________________

            -                    -                     (7)               (11)
            -                    -                      -                 (1)
            -                    -                    (11)               (11)
            -                    -                 (1,164)            (1,749)
________________________________________________________________________________

            -                    -                 (1,182)            (1,772)
________________________________________________________________________________

          873                4,526                    163                 37
            -                    -                      6                  7
            -                    1                      -                  -
         (773)              (8,247)                  (370)              (693)
________________________________________________________________________________

          100               (3,720)                  (201)              (649)
________________________________________________________________________________

            -                  124                      -                123
            -                    -                      -                  -
         (396)                (417)                (1,001)              (707)
________________________________________________________________________________

         (396)                (293)                (1,001)              (584)
________________________________________________________________________________

        8,000               17,061                     99                 50
            -                    -                     10                 11
            -                    -                      -                  -
      (11,342)              (9,614)                   (40)              (560)
________________________________________________________________________________

       (3,342)               7,447                     69               (499)
________________________________________________________________________________

       13,495               20,072                    898             14,337
            -                    -                  1,163              1,746
            -                    -                      -                  -
       (3,792)              (7,685)               (28,157)           (20,580)
________________________________________________________________________________

        9,703               12,387                (26,096)            (4,497)
________________________________________________________________________________

        6,065               15,821                (27,229)            (6,229)
________________________________________________________________________________

       11,677               (3,043)               (23,311)           (43,869)
________________________________________________________________________________

       59,278               62,321                 74,810            118,679
________________________________________________________________________________

    $  70,955             $ 59,278             $   51,499          $  74,810
________________________________________________________________________________

    $     (28)            $      -             $     (102)         $     804
________________________________________________________________________________

                                                                 33

STATEMENT OF CASH FLOWS (000)
FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)
____________________________________________________________________________________________________________________________________

                                                                                                                       Old Mutual
                                                                                                                        Analytic
                                                                                                                          Fund
____________________________________________________________________________________________________________________________________

   Cash Flows Provided From (Used in) Operating Activities:
      Interest and Dividends Received (Excludes Net of Amortization/Accretion of $15)                                  $    1,455
      Purchases of Long-term Portfolio Investments                                                                       (110,177)
      Proceeds from Sales of Long-term Portfolio Investments                                                              211,784
      Net Cash Used in Futures Contracts                                                                                   (2,964)
      Net Cash Used in Purchased Options Contracts                                                                           (232)
      Net Cash Used in Written Options Contracts                                                                          (13,247)
      Net Cash Used in Short Sales Transactions                                                                           (18,626)
      Net Decrease in Short-term Investments                                                                                7,232
      Net Cash from Foreign Currency Transactions                                                                           4,089
      Interest Expense Paid                                                                                                   (70)
      Operating Expenses Paid                                                                                              (1,545)
____________________________________________________________________________________________________________________________________

   Net Cash Provided From Operating Activities                                                                             77,699
____________________________________________________________________________________________________________________________________

   Cash Flows Used in Activities:
      Decrease in Shares of Beneficial Interest Sold                                                                      (72,365)
      Decrease in Payable to Custodian                                                                                     (5,034)
      Increase in Deposits with Brokers for Collateral                                                                       (300)
____________________________________________________________________________________________________________________________________

   Net Cash Used in Financing Activities                                                                                  (77,699)
____________________________________________________________________________________________________________________________________

   Net Change in Cash                                                                                                           -
   Cash at Beginning of Year                                                                                                    -
____________________________________________________________________________________________________________________________________

   Cash at End of Year                                                                                                 $        -
____________________________________________________________________________________________________________________________________

Reconciliation of Net Increase in Net Assets from Operations to
   Net Cash Provided from Operating Activities:
   Net Increase in Net Assets Resulting from Operations                                                                $    1,150
____________________________________________________________________________________________________________________________________

   Decrease in Investments                                                                                                 73,613
   Decrease in Written Options Contracts, at Value                                                                         (7,079)
   Accretion of Discount on Investments                                                                                       (15)
   Decrease in Dividends and Interest Receivable                                                                               72
   Decrease in Payable for Securities Purchased                                                                            (2,229)
   Decrease in Variation Margin Payable                                                                                      (262)
   Increase in Payable for Foreign Forward Currency Contracts                                                               3,021
   Increase in Other Assets                                                                                                    (2)
   Decrease in Accrued Expenses                                                                                              (272)
   Decrease in Receivable for Securities Sold                                                                               9,702
____________________________________________________________________________________________________________________________________

   Total Adjustments                                                                                                       76,549
____________________________________________________________________________________________________________________________________

   Net Cash Provided From Operating Activities                                                                         $   77,699
____________________________________________________________________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 34

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED JULY 31, (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)

                                                                                                                                                                                                   Ratio of
                                                                                                                                                                                                   Expenses
                                             Realized                                                                                                                                            to Average Net     Ratio of Net
                  Net                          and                                                                                              Net                     Net                          Assets          Investment
                 Asset            Net       Unrealized                                Dividends    Distributions                Total          Asset                  Assets         Ratio         (Excluding          Income
                 Value         Investment      Gains                       Total       from Net        from        Return     Dividends        Value                    End       of Expenses      Waivers and         (Loss)      Portfolio
               Beginning         Income     (Losses) on    Redemption       from      Investment      Capital        of          and            End        Total     of Period    to Average         Expense         to Average     Turnover
               of Period        (Loss)*     Securities*       Fees       Operations     Income         Gains       Capital   Distributions   of Period    Return†      (000)      Net Assets††    Reductions)††     Net Assets††     Rate†
_____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL ANALYTIC FUND (1)

   Class A
   2010         $ 8.68          $ 0.01       $ 0.04           $ -          $ 0.05      $    -        $    -          $ -      $    -          $ 8.73       0.58%     $ 54,225       1.81% (5)         2.24%             0.24%        74.41%
   2009          11.88            0.02        (3.22)            -           (3.20)          -             -            -           -            8.68     (26.94)%      83,169       2.07% (5)         2.41%             0.24%       195.35%
   2008          14.51            0.05        (1.80)            -           (1.75)      (0.18)        (0.70)           -       (0.88)          11.88     (12.60)%     285,305       1.92% (5)         2.13%             0.40%       171.50%
   2007          13.21            0.08         1.24             -            1.32       (0.02)            -            -       (0.02)          14.51       9.99%      607,810       1.54% (5)         1.96%             0.55%       183.98%
   2006 (4)      12.84            0.05         0.32#            -            0.37           -             -            -           -           13.21       2.88%#     295,095       1.51% (5)         2.18%             0.57%        59.61%
   2005 (2)      12.30            0.05         1.09             -            1.14       (0.27)        (0.33)           -       (0.60)          12.84       9.27%      129,960       1.98% (5)         2.06%             0.64%        81.00%

   Class C
   2010         $ 8.40          $(0.02)      $ 0.04           $ -          $ 0.02      $    -        $    -          $ -      $    -          $ 8.42       0.24%     $ 27,770       2.56% (5)         2.88%            (0.51)%       74.41%
   2009          11.59           (0.05)       (3.14)            -           (3.19)          -             -            -           -            8.40     (27.52)%      51,879       2.82% (5)         2.97%            (0.52)%      195.35%
   2008          14.32           (0.04)       (1.77)            -           (1.81)      (0.22)        (0.70)           -       (0.92)          11.59     (13.23)%     158,508       2.65% (5)         2.85%            (0.34)%      171.50%
   2007          13.11           (0.03)        1.24             -            1.21           -             -            -           -           14.32       9.24%      340,569       2.29% (5)         2.67%            (0.19)%      183.98%
   2006 (4)      12.81           (0.01)        0.31#            -            0.30           -             -            -           -           13.11       2.34%#     202,766       2.26% (5)         2.86%            (0.17)%       59.61%
   2005 (2)      12.30           (0.01)        1.09             -            1.08       (0.24)        (0.33)           -       (0.57)          12.81       8.78%       86,752       2.61% (5)         2.68%            (0.09)%       81.00%

   Class Z (3)
   2010         $ 8.75          $ 0.02       $ 0.04           $ -          $ 0.06      $    -        $    -          $ -      $    -          $ 8.81       0.69%     $ 24,269       1.56% (5)         1.72%             0.47%        74.41%
   2009          11.94            0.04        (3.23)            -           (3.19)          -             -            -           -            8.75     (26.72)%      29,734       1.81% (5)         1.97%             0.45%       195.35%
   2008          14.54            0.09        (1.82)            -           (1.73)      (0.17)        (0.70)           -       (0.87)          11.94     (12.46)%      58,107       1.64% (5)         1.86%             0.68%       171.50%
   2007          13.21            0.12         1.24             -            1.36       (0.03)            -            -       (0.03)          14.54      10.33%      130,928       1.29% (5)         1.66%             0.84%       183.98%
   2006 (4)      12.82            0.06         0.33#            -            0.39           -             -            -           -           13.21       3.04%#     140,795       1.26% (5)         1.82%             0.72%        59.61%
   2005          11.66            0.10         1.69             -            1.79       (0.30)        (0.33)           -       (0.63)          12.82      15.36%      227,265       1.36% (5)         1.44%             0.78%        81.00%

   Institutional Class
   2010         $ 8.76          $ 0.05       $ 0.01           $ -          $ 0.06      $    -        $    -          $ -      $    -          $ 8.82       0.68%     $      1       1.41% (5)         2.28%             1.21%        74.41%
   2009          11.96            0.05        (3.25)            -           (3.20)          -             -            -           -            8.76     (26.76)%      12,547       1.77% (5)         1.87%             0.55%       195.35%
   2008          14.54            0.09        (1.81)            -           (1.72)      (0.16)        (0.70)           -       (0.86)          11.96     (12.33)%      29,025       1.63% (5)         1.89%             0.70%       171.50%
   2007          13.21            0.12         1.24             -            1.36       (0.03)            -            -       (0.03)          14.54      10.34%       35,246       1.24% (5)         1.60%             0.82%       183.98%
   2006 (4)      12.82            0.08         0.31#            -            0.39           -             -            -           -           13.21       3.04%#       6,833       1.21% (5)         2.11%             0.97%        59.61%
   2005***       13.45            0.01        (0.10)            -           (0.09)      (0.21)        (0.33)           -       (0.54)          12.82      (0.63)%           2       1.27% (5)         2.12%             1.55%        81.00%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

                                                                 35

FINANCIAL HIGHLIGHTS - continued

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED JULY 31, (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)

                                                                                                                                                                                           Ratio of
                                                                                                                                                                                           Expenses
                                             Realized                                                                                                                                   to Average Net     Ratio of Net
                  Net                          and                                                                                     Net                     Net                          Assets          Investment
                 Asset            Net       Unrealized                             Dividends    Distributions          Total          Asset                  Assets         Ratio         (Excluding          Income
                 Value         Investment      Gains                     Total      from Net        from             Dividends        Value                    End       of Expenses      Waivers and         (Loss)       Portfolio
               Beginning         Income     (Losses) on    Redemption     from     Investment      Capital              and            End        Total     of Period     to Average         Expense         to Average     Turnover
               of Period        (Loss)*     Securities*       Fees     Operations    Income         Gains          Distributions    of Period    Return†      (000)       Net Assets††    Reductions)††     Net Assets††     Rate†
_____________________________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND^^

   Class A
   2010         $ 7.71          $(0.02)       $ 0.62          $ -       $ 0.60        $ -          $    -             $    -          $ 8.31      7.78%      $ 3,862         1.67%           2.54%            (0.41)%       139.34%
   2009          10.10           (0.10)        (2.29)#          -        (2.39)         -               -                  -            7.71    (23.66)%#      3,480         1.67%           1.90%            (1.35)%       283.83%
   2008          12.90           (0.16)        (1.71)           -        (1.87)         -           (0.93)             (0.93)          10.10    (16.08)%      11,213         1.67%           1.88%            (1.33)%       260.79%
   2007          10.52           (0.16)         2.54            -         2.38          -               -                  -           12.90     22.62%       35,890         1.55%           1.85%            (1.32)%       169.81%
   2006          10.00           (0.13)         0.65            -         0.52          -               -                  -           10.52      5.20%       20,814         1.55%           2.97%            (1.15)%       282.22%
   2005          10.00               -             -            -            -          -               -                  -           10.00      0.00%        2,500            ‡‡              ‡‡                 ‡‡            ‡‡

   Class Z***
   2010         $ 7.79          $(0.01)       $ 0.62          $ -       $ 0.61        $ -          $    -             $    -          $ 8.40      7.83%      $18,587         1.42%           1.44%            (0.14)%       139.34%
   2009          10.18           (0.08)        (2.31)#          -        (2.39)         -               -                  -            7.79    (23.48)%#     19,771         1.42%           1.57%            (1.09)%       283.83%
   2008          12.97           (0.13)        (1.73)           -        (1.86)         -           (0.93)             (0.93)          10.18    (15.90)%      15,510         1.42%           1.65%            (1.11)%       260.79%
   2007          10.55           (0.15)         2.57            -         2.42          -               -                  -           12.97     22.94%          557         1.30%          12.38%            (1.12)%       169.81%
   2006          10.46           (0.07)         0.16            -         0.09          -               -                  -           10.55      0.86%            1         1.30%         787.59%            (0.93)%       282.22%

   Institutional Class
   2010         $ 7.86          $    -        $ 0.62          $ -       $ 0.62        $ -          $    -             $    -          $ 8.48      7.89%      $48,506         1.22%           1.22%            (0.02)%       139.34%
   2009          10.24           (0.07)        (2.31)#          -        (2.38)         -               -                  -            7.86    (23.24)%#     35,660         1.22%           1.18%            (0.89)%       283.83%
   2008          13.01           (0.11)        (1.73)           -        (1.84)         -           (0.93)             (0.93)          10.24    (15.69)%      34,651         1.17%           1.35%            (0.85)%       260.79%
   2007          10.56           (0.10)         2.55            -         2.45          -               -                  -           13.01     23.20%       66,666         1.10%           1.21%            (0.86)%       169.81%
   2006          10.00           (0.08)         0.64            -         0.56          -               -                  -           10.56      5.60%       49,751         1.10%           1.71%            (0.70)%       282.22%
   2005          10.00               -             -            -            -          -               -                  -           10.00      0.00%            -            ‡‡              ‡‡                 ‡‡            ‡‡
_____________________________________________________________________________________________________________________________________________________________________________________________________________________________________

The accompanying notes are an integral part of the financial statements.

                                                                 36

                                                                                                                                                                                           Ratio of
                                                                                                                                                                                           Expenses
                                             Realized                                                                                                                                   to Average Net     Ratio of Net
                  Net                          and                                                                                     Net                     Net                          Assets          Investment
                 Asset            Net       Unrealized                             Dividends    Distributions          Total          Asset                  Assets         Ratio         (Excluding          Income
                 Value         Investment      Gains                     Total      from Net        from             Dividends        Value                    End       of Expenses      Waivers and         (Loss)       Portfolio
               Beginning         Income     (Losses) on    Redemption     from     Investment      Capital              and            End        Total     of Period     to Average         Expense         to Average     Turnover
               of Period        (Loss)*     Securities*       Fees     Operations    Income         Gains          Distributions    of Period    Return†      (000)       Net Assets††    Reductions)††     Net Assets††     Rate†
_____________________________________________________________________________________________________________________________________________________________________________________________________________________________________

OLD MUTUAL INTERNATIONAL EQUITY FUND^

   Class A
   2010         $ 7.67           $0.01        $ 0.42          $ -       $ 0.43      $(0.12)        $    -             $(0.12)         $ 7.98      5.62%      $    438        1.52%             4.66%           0.25%        59.43%
   2009          11.12            0.12         (3.46)#          -        (3.34)      (0.11)             -              (0.11)           7.67    (29.95)%#         617        1.52%             3.43%           1.62%       151.84%
   2008          13.51            0.17         (2.45)           -        (2.28)      (0.03)         (0.08)             (0.11)          11.12    (17.04)%        1,875        1.60%             2.76%           1.34%       180.69%
   2007          10.95            0.14          2.87            -         3.01       (0.10)         (0.35)             (0.45)          13.51     28.02%         2,170        1.70%             4.33%           1.05%        94.78%
   2006          10.00            0.18          0.77            -         0.95           -              -                  -           10.95      9.50%           251        1.70%            30.10%           2.94%        48.74%

   Class Z
   2010         $ 7.70           $0.02        $ 0.42          $ -       $ 0.44      $(0.14)        $    -             $(0.14)         $ 8.00      5.68%      $    599        1.27%             3.98%           0.43%        59.43%
   2009          11.20            0.14         (3.49)#          -        (3.35)      (0.15)             -              (0.15)           7.70    (29.70)%#         513        1.27%             3.85%           1.94%       151.84%
   2008          13.57            0.22         (2.49)           -        (2.27)      (0.02)         (0.08)             (0.10)          11.20    (16.88)%        1,269        1.34%             3.44%           1.74%       180.69%
   2007          10.97            0.19          2.85            -         3.04       (0.09)         (0.35)             (0.44)          13.57     28.23%         1,002        1.45%            13.96%           1.37%        94.78%
   2006          10.00            0.10          0.87            -         0.97           -              -                  -           10.97      9.70%             1        1.45%         1,776.73%           1.59%        48.74%

   Institutional Class
   2010         $ 7.73           $0.03        $ 0.43          $ -       $ 0.46      $(0.17)        $    -             $(0.17)         $ 8.02      5.90%      $ 50,462        1.02%             1.52%           0.81%        59.43%
   2009          11.27            0.16         (3.52)#          -        (3.36)      (0.18)             -              (0.18)           7.73    (29.58)%#      72,759        1.02%             1.55%           2.15%       151.84%
   2008          13.61            0.25         (2.49)           -        (2.24)      (0.02)         (0.08)             (0.10)          11.27    (16.61)%      113,297        1.06%             1.32%           1.96%       180.69%
   2007          10.98            0.17          2.92            -         3.09       (0.11)         (0.35)             (0.46)          13.61     28.65%         9,834        1.20%             1.75%           1.33%        94.78%
   2006          10.00            0.12          0.86            -         0.98           -              -                  -           10.98      9.80%         5,490        1.20%             2.96%           1.85%        48.74%
_____________________________________________________________________________________________________________________________________________________________________________________________________________________________________

                                                                 37

FINANCIAL HIGHLIGHTS - concluded

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD ENDED JULY 31, (UNLESS OTHERWISE NOTED)
AND FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2010 (UNAUDITED)

*    Per share amounts for the year or period are calculated based on average outstanding shares.

***  Class commenced operations on December 9, 2005.

#    Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.

†    Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year or period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

††   Ratios for periods less than one year have been annualized.

‡‡   This shareholder data is not being disclosed because the data is not believed to be meaningful due to the short operational history.

^    Fund commenced operations December 30, 2005.

^^   Fund commenced operations July 29, 2005.

(1)  On December 9, 2005, the Old Mutual Analytic Fund (the "Fund") acquired substantially all of the assets and liabilities of the
     Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of The Advisors' Inner Circle Fund. The operations of the
     Fund prior to the acquisition were those of the Predecessor Fund.

(2)  Commenced operations March 31, 2005.

(3)  The Fund's Class Z is the successor class of the Predecessor Fund's Institutional Class; the Fund's Institutional Class is new.

(4)  The Old Mutual Analytic Fund changed its fiscal year end from December 31 to July 31. 2006 amounts are for the period 1/1/06 to
     7/31/06.

(5)  For Old Mutual Analytic Fund, the ratio of expenses to average net assets includes dividend expense on securities sold short.
     Following is the impact of these expenses as a ratio to average net assets:

                A               C                Z                 Institutional
     ___________________________________________________________________________

     2010     0.16%           0.16%            0.15%                  0.05%
     2009     0.36%           0.36%            0.35%                  0.36%
     2008     0.39%           0.39%            0.39%                  0.42%
     2007     0.28%           0.28%            0.28%                  0.27%
     2006     0.34%           0.34%            0.27%                  0.39%
     2005     0.41%           0.35%            0.24%                   n/a
     ___________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                                                 38

NOTES TO FINANCIAL STATEMENTS
AS OF JANUARY 31, 2010 (UNAUDITED)

1. ORGANIZATION
____________________________________________________________________________________________________________________________________

Old Mutual Funds I (the "Trust"), organized as a Delaware statutory trust on May 27, 2004, is registered under the Investment
Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers seven series portfolios, of which the following are covered by this Semi-Annual Report - the Old Mutual Analytic Fund, the Old Mutual
International Equity Fund and the Old Mutual Copper Rock Emerging Growth Fund (each, a "Fund" and collectively, the "Funds"). The
Trust's series portfolios whose financial statements are presented separately are the Old Mutual Asset Allocation Conservative
Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio and the
Old Mutual Asset Allocation Growth Portfolio. The Old Mutual Analytic Fund commenced operations on July 1, 1978, the Old Mutual
International Equity Fund commenced operations on December 30, 2005 and the Old Mutual Copper Rock Emerging Growth Fund commenced operations on July 29, 2005.

After the close of business on October 23, 2009, Class C shares of the Old Mutual International Equity Fund and Old Mutual Copper
Rock Emerging Growth Fund were liquidated and distributed ratably among the Class C shareholders on that date.

Shareholders may purchase shares of the Old Mutual Analytic Fund through four separate classes, Class A, Class C, Class Z and
Institutional Class shares. Shareholders may only purchase Class A, Class Z and Institutional Class shares of the Old Mutual
International Equity Fund and Old Mutual Copper Rock Emerging Growth Fund. All classes have equal rights as to earnings, assets, and voting privileges, except that each class may have different distribution costs, dividends, registration costs, and shareholder services costs and each class has exclusive voting rights with respect to its distribution plan. Except for these differences, each share class of each Fund represents an equal proportionate interest in that Fund. Each Fund is classified as a diversified investment management company. The Funds' prospectus provide a description of each Fund's investment objective, policies and investment strategies.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each
Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
____________________________________________________________________________________________________________________________________

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Actual results could differ from those estimates.

Security Valuation - Investment securities of a Fund, including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter ("OTC") (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time)
each day that the NYSE is open (the "Valuation Time"), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing
Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust's Fair Value Procedures are implemented through a Valuation Committee (the "Committee") designated by the
Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the
Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating a Fund's net asset value ("NAV"). Debt securities
(other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

                                                                 39

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JANUARY 31, 2010 (UNAUDITED)

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund's investment adviser, Old Mutual Capital, Inc. (the "Adviser"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S. dollars using current exchange rates.

The Funds are subject to the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Codification 820-10,
Fair Value Measurements and Disclosures, ("ASC 820-10"). ASC 820-10 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. Foreign securities fair valued by utilizing quotations of an independent pricing service are categorized as Level 2 securities. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the reporting period. The aggregate value by input level, as of January 31, 2010, for each Fund's investments is included in the Schedule of Investments.

Valuation of Options and Futures - Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Security Transactions and Investment Income - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income, dividend expense on securities sold short and distributions to shareholders are recognized on the ex-dividend date; interest income and expense is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

Dividends and Distributions - Dividends from net investment income for the Funds are declared and paid at least annually, if available. Distributions of net realized capital gains for each Fund are generally made to shareholders at least annually, if available.

Foreign Withholding Taxes - The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Forward Foreign Currency Contracts - The Funds are subject to foreign currency exchange risk in the normal course of pursuing their objectives. The Funds may enter into forward foreign currency contracts to take advantage of changes in currency values, to enhance investment returns or to hedge against foreign currency fluctuations. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Funds realize gains and losses at the time the forward contracts are settled. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The
Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other foreign currencies in which it has invested. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Investments in Real Estate Investment Trusts ("REITs") - Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each
REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Conversion - The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

   (i)  market value of investment securities, other assets and liabilities at the current rate of exchange; and

   (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

                                                                 40

The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

Futures Contracts - The Funds are subject to equity price risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing their objectives. The Funds may utilize futures contracts to enhance investment returns, as an efficient way to gain broad market exposure with reduced transaction costs and to hedge against changes in the value of equity securities, overall equity market volatility, interest rates or foreign currencies. Upon entering into a futures contract, the Funds will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date.
Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options - The Funds may write or purchase financial options contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the
Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds'
option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange's clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

Short Sales - As is consistent with the Old Mutual Analytic Fund's investment objectives, the Old Mutual Analytic Fund may engage in short sales that are "uncovered." Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan, which is recorded as an expense on the Statement of Operations. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, it will: (a) maintain a segregated account containing cash or liquid securities at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as margin will equal the current value of the security sold short, or (b) otherwise cover the Fund's short positions. The segregated assets are marked to market daily.

Payments by Affiliates - During the year ended July 31, 2009, Old Mutual Copper Rock Emerging Growth Fund and Old Mutual
International Equity Fund were reimbursed $1 (000) and $2 (000), respectively, by their respective sub-advisers for trading errors.

Other - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as distribution and service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

The Funds have an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent fees shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

                                                                 41

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JANUARY 31, 2010 (UNAUDITED)

The Funds impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemptions by exchange) of the Funds within 10 calendar days of their purchase. The Funds charge the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Funds will retain the fee by crediting Paid-in Capital. For the six-month period ended January 31, 2010, there were no material redemption fees collected by the
Funds.

3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES
   AND OTHER TRANSACTIONS WITH AFFILIATES
____________________________________________________________________________________________________________________________________

Investment Adviser - Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH").
OMUSH is a direct, wholly owned subsidiary of OM Group (UK) Limited, which, in turn, is a direct, wholly owned subsidiary of Old
Mutual plc, a London-Exchange listed international financial services firm. The Funds and the Adviser are parties to Investment
Advisory Agreements (the "Advisory Agreements"), under which the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, as follows:

                                                                            Management Fee              Asset Level
____________________________________________________________________________________________________________________________________

Old Mutual Analytic Fund                                                        0.950%         N/A
Old Mutual Copper Rock Emerging Growth Fund                                     0.900%         N/A
Old Mutual International Equity Fund                                            1.000%         Less than $1 billion
                                                                                0.975%         From $1 billion to $2 billion
                                                                                0.950%         From $2 billion to $3 billion
                                                                                0.925%         Greater than $3 billion
____________________________________________________________________________________________________________________________________

Expense Limitation Agreements - In the interest of limiting expenses of the Funds, the Adviser has entered into an expense limitation agreement ("Expense Limitation Agreement") pursuant to which the Adviser has agreed, in writing, to waive or limit its fees and to assume other expenses of the Funds to the extent necessary to limit the total annual expenses to a specified percentage of the Funds' average daily net assets through the dates specified below.

The expense limitations are as follows:

                                                                                            Institutional        Expiration Date
                                                       Class A      Class C     Class Z         Class         of Expense Limitation
____________________________________________________________________________________________________________________________________

Old Mutual Analytic Fund                                1.55%        2.30%       1.30%          1.25%           December 31, 2010
Old Mutual Copper Rock Emerging Growth Fund             1.67%          N/A       1.42%          1.22%           December 31, 2010
Old Mutual International Equity Fund                    1.52%          N/A       1.27%          1.02%           December 31, 2010
____________________________________________________________________________________________________________________________________

Reimbursement by the Old Mutual Analytic Fund of the advisory fees waived and other expenses paid by the Adviser pursuant to the applicable expense limitation agreement that expired on December 8, 2007 may be made at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Fund to exceed the expense limitation. Consequently, no reimbursement by the Old Mutual Analytic Fund will be made unless: (i) the Fund's assets exceed
$75 million; (ii) such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed; and (iii) the payment of such reimbursement is approved by the Board. Moreover, to the extent that the Adviser reimburses advisory fees or absorbs operating expenses of a Fund, the Adviser may seek payment of such amounts within two fiscal years after the fiscal year in which fees were reimbursed or absorbed.

                                                                 42

Reimbursement by the Funds of the advisory fees waived and other expenses paid by the Adviser pursuant to the applicable Expense
Limitation Agreement may be made up to three years after the expenses were reimbursed or absorbed if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed. At January 31, 2010, the Adviser may seek reimbursement of previously waived and reimbursed fees as follows (000):

                                                        Expires 2010     Expires 2011     Expires 2012     Expires 2013     Total
____________________________________________________________________________________________________________________________________

Old Mutual Analytic Fund                                   $1,064            $593              $783             $243       $2,683
Old Mutual Copper Rock Emerging Growth Fund                     -              87               122               29          238
Old Mutual International Equity Fund                          120             307               452              188        1,067
____________________________________________________________________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.

For the six-month period ended January 31, 2010, the Adviser was reimbursed the following amounts for previously waived fees:

                                                                    Total (000)
________________________________________________________________________________

Old Mutual Analytic Fund                                                 $3
Old Mutual Copper Rock Emerging Growth Fund                               6
________________________________________________________________________________

Sub-Advisory Agreements - The Trust, on behalf of the Old Mutual International Equity Fund, and the Adviser have entered into a sub-advisory agreement (the "Acadian Sub-Advisory Agreement") with Acadian Asset Management LLC ("Acadian"). Acadian is a majority-owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Acadian Sub-Advisory Agreement,
Acadian is entitled to receive from the Adviser a sub-advisory fee which is computed and paid monthly at an annual rate of 0.60%, net of 50% of any waivers, reimbursement payments, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser and net of all breakpoints.

The Trust, on behalf of the Old Mutual Analytic Fund, and the Adviser have entered into a sub-advisory agreement (the "Analytic
Sub-Advisory Agreement") with Analytic Investors, LLC ("Analytic"). Analytic is a majority-owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Analytic Sub-Advisory Agreement, Analytic is entitled to receive from the
Adviser a sub-advisory fee, which is computed and paid monthly at an annual rate of 0.70%.

The Trust, on behalf of the Old Mutual Copper Rock Emerging Growth Fund, and the Adviser have entered into a sub-advisory agreement
(the "Copper Rock Sub-Advisory Agreement") with Copper Rock Capital Partners, LLC ("Copper Rock"). Copper Rock is a majority-owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Copper Rock Sub-Advisory Agreement, Copper Rock
is entitled to receive from the Adviser a sub-advisory fee which is computed and paid monthly at an annual rate of 0.60%.

The Sub-Advisory Agreements obligate the sub-advisers to: (i) manage the investment operations of the assets managed by the sub-adviser and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with a Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by the sub-adviser and determine from time to time what investments and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by the sub-adviser will be invested or held uninvested in cash;
and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board or the Adviser may direct from time to time, in conformity with federal securities laws.

Administrative Services Agreement - The Trust and Old Mutual Fund Services (the "Administrator"), a wholly owned subsidiary of the
Adviser, entered into an Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. The Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, as follows:

    Average Daily Net Assets                         Annual Fee Rate
_____________________________________________________________________

$0 to $500 million                                        0.10%
> $500 million up to $1 billion                           0.09%
> $1 billion up to $1.5 billion                           0.08%
> $1.5 billion                                            0.07%
_____________________________________________________________________

The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The
Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

                                                                 43

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JANUARY 31, 2010 (UNAUDITED)

The Bank of New York Mellon (the "Sub-Administrator") serves as sub-administrator to the Trust. The Sub-Administrator assists the
Administrator in connection with the administration of the business and affairs of the Trust. Pursuant to a sub-administration and accounting agreement (the "Sub-Administration Agreement") between the Administrator and the Sub-Administrator, the Administrator
pays the Sub- Administrator as follows: annual rates, based on the combined average daily gross assets of the funds within the Trust and Old Mutual Funds II (the "Old Mutual Complex"), of (1) 0.0475% of the first $6 billion, plus (2) 0.04% of the average daily gross assets in excess of $6 billion. For funds within the Old Mutual Complex that are managed as a "fund of funds," these fees apply only at the underlying fund level. In addition, the Administrator pays the Sub-Administrator the following annual fees: (1)
$35,000 for each fund managed as a "fund of funds"; (2) $3,000 per class in excess of three classes for each fund in the Old Mutual
Complex, and (3) the greater of .01925% based on the combined average daily gross assets of the Old Mutual Complex or $425,000.
Certain minimum fees apply. The Sub-Administration Agreement provides that the Sub-Administrator will not be liable for any costs, damages, liabilities or claims incurred by the Sub-Administrator except those arising out of the Sub-Administrator's or its delegee's or agent's (if such delegee or agent is a subsidiary of the Sub-Administrator) negligence or willful misconduct or the
Sub-Administrator's failure to act in good faith. In no event shall the Sub-Administrator be liable to the Administrator or any third party for special, indirect or consequential damages.

Distribution Agreement - Old Mutual Investment Partners (the "Distributor"), a wholly owned subsidiary of the Adviser, and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) and have no financial interest in the
Distribution Agreement, or by a majority vote of the outstanding securities of the Trust upon not more than 90 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A shares of each Fund and Class C shares of Old Mutual Analytic Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A shares of each Fund and
Class C shares of Old Mutual Analytic Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plans are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plan for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of each Fund and (ii) 0.75% of the average net asset value of the Class C shares of Old Mutual Analytic Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Class A or Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Class A or Class C shares, as set forth in the then current prospectus or statement of additional information with respect to Class A and Class C shares and interest and other financing costs.

The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, Class A shares are not authorized to pay distribution fees and Class C shares are authorized to pay the maximum amount of distribution fees.

Pursuant to the Service Plan for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested
Trustees from time to time.

Currently, both Class A and Class C shares are authorized to pay the maximum amount of service fees.

The Administrator will prepare and deliver written reports to the Board on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plans, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board may from time to time reasonably request.

Except to the extent that the Administrator, Sub-Administrator, Adviser or sub-advisers may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust has a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

Of the service and distribution fees the Distributor received for the six-month period ended January 31, 2010, it retained $1(000)
from Old Mutual Copper Rock Emerging Growth class A service fees.

                                                                 44

Other Service Providers - The Bank of New York Mellon serves as the custodian for the Funds.

DST Systems, Inc. ("DST") serves as the transfer agent and dividend disbursing agent of the Funds. Pursuant to an agency agreement between the Trust and DST, DST also provides call center, correspondence and other shareholder account-related services to the
Funds. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Funds to persons who beneficially own interests in the Fund.

OMUSH receives an offset of certain recordkeeping fees from the plan sponsors of OMUSH's participant directed 401K, profit sharing and/or voluntary deferral plans which invest in the Old Mutual Complex (collectively, the "Deferred Plans"). The amount of the fee offset is based in part on service and/or sub-transfer agency fees received by the plan sponsors from the Old Mutual Funds' Class Z shares within the Deferred Plans. During the semi-annual period ended January 31, 2010, the amount received by OMUSH for recordkeeping fee offsets attributable to investments by the Deferred Plans in the Old Mutual Complex was approximately $19,000.

Officers and Trustees of the Funds who are or were officers of the Adviser, Administrator, Sub-Administrator or Distributor received no compensation from the Funds.

4. INTERFUND LENDING
____________________________________________________________________________________________________________________________________

Pursuant to resolutions adopted by the Boards of Trustees of each of Old Mutual Funds I and Old Mutual Funds II (together, the
"Trusts"), on behalf of certain series portfolios of the Trusts (the "OM Funds"), each of the OM Funds may lend an amount up to its prospectus-defined limitations to other OM Funds. All such lending shall be conducted pursuant to the exemptive order granted by the
Securities and Exchange Commission on August 12, 2003 to the Trusts. The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the OM Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points). None of the OM Funds may borrow more than 10% of its assets.

The Funds had no outstanding borrowings or loans related to interfund lending at any time during the six-month period ended January
31, 2010.

5. INVESTMENT TRANSACTIONS
____________________________________________________________________________________________________________________________________

The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments, for the
Funds, for the six-month period ended January 31, 2010 were as follows:

                                                                                            Purchases (000)         Sales (000)
____________________________________________________________________________________________________________________________________

                                                                                                 Other                 Other
____________________________________________________________________________________________________________________________________

Old Mutual Analytic Fund                                                                       $107,948              $202,082
Old Mutual Copper Rock Emerging Growth Fund                                                      96,807                91,784
Old Mutual International Equity Fund                                                             38,813                67,148
____________________________________________________________________________________________________________________________________

Transactions in option contracts written in the Old Mutual Analytic Fund for the six-month period ended January 31, 2010, were as follows:

                                                                                                    Old Mutual Analytic Fund
____________________________________________________________________________________________________________________________________

                                                                                                  Number of          Proceeds
                                                                                                  Contracts       Received (000)
____________________________________________________________________________________________________________________________________

Outstanding at July 31, 2009                                                                        16,880           $  4,152
Options written                                                                                     45,515             40,640
Options terminated in closing purchasing transactions                                              (50,155)           (39,598)
Options expired                                                                                     (9,236)            (2,652)
____________________________________________________________________________________________________________________________________

Outstanding at January 31, 2010                                                                      3,004           $  2,542
____________________________________________________________________________________________________________________________________

                                                                 45

NOTES TO FINANCIAL STATEMENTS - continued
AS OF JANUARY 31, 2010 (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS
____________________________________________________________________________________________________________________________________

                                                                 Old Mutual              Old Mutual               Old Mutual
                                                                  Analytic              Copper Rock           International Equity
                                                                    Fund                    Fund                     Fund
____________________________________________________________________________________________________________________________________

                                                           8/1/09 to    8/1/08 to    8/1/09 to   8/1/08 to    8/1/09 to  8/1/08 to
                                                            1/31/10      7/31/09      1/31/10     7/31/09      1/31/10    7/31/09
                                                          (Unaudited)               (Unaudited)              (Unaudited)
____________________________________________________________________________________________________________________________________

Shares Issued and Redeemed (000):
   Class A
   Shares Issued                                                407        2,659          107         536           20          5
   Shares Issued upon Reinvestment of Distributions               -            -            -           -            1          1
   Shares Redeemed                                           (3,781)     (17,095)         (94)     (1,195)         (46)       (95)
____________________________________________________________________________________________________________________________________

   Total Class A Share Transactions                          (3,374)     (14,436)          13        (659)         (25)       (89)
____________________________________________________________________________________________________________________________________

   Class C (1)
   Shares Issued                                                 19          196            -          19            -         15
   Shares Redeemed                                           (2,896)      (7,703)         (49)        (66)        (122)       (99)
____________________________________________________________________________________________________________________________________

   Total Class C Share Transactions                          (2,877)      (7,507)         (49)        (47)        (122)       (84)
____________________________________________________________________________________________________________________________________

   Class Z
   Shares Issued                                                361          502          987       2,404           12          7
   Shares Issued upon Reinvestment of Distributions               -            -            -           -            1          2
   Shares Redeemed                                           (1,007)      (1,968)      (1,312)     (1,391)          (5)       (56)
____________________________________________________________________________________________________________________________________

   Total Class Z Share Transactions                            (646)      (1,466)        (325)      1,013            8        (47)
____________________________________________________________________________________________________________________________________

   Institutional Class
   Shares Issued                                                  -          155        1,628       2,198          108      1,983
   Shares Issued upon Reinvestment of Distributions               -            -            -           -          142        256
   Shares Redeemed                                           (1,432)      (1,149)        (447)     (1,042)      (3,365)    (2,887)
____________________________________________________________________________________________________________________________________

   Total Institutional Class Share Transactions              (1,432)        (994)       1,181       1,156       (3,115)      (648)
____________________________________________________________________________________________________________________________________

   Net Increase in Shares Outstanding                        (8,329)     (24,403)         820       1,463       (3,254)      (868)
____________________________________________________________________________________________________________________________________

(1) Class C shares of the Old Mutual Copper Rock Emerging Growth Fund and Old Mutual International Equity Fund were closed in 2009.
    See Note 1 for further details.

Amounts designated as "-" are either 0 or have been rounded to 0.

7. FOREIGN HOLDINGS RISK
____________________________________________________________________________________________________________________________________

Each Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies.
Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

                                                                 46

8. FEDERAL TAX INFORMATION
____________________________________________________________________________________________________________________________________

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

The Funds are subject to the provisions of FASB Accounting Standards Codification 740-10 ("ASC 740-10"), Income Taxes. ASC 740-10
requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not"
recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ASC 740-10 requires management of the Funds to analyze all open tax years, fiscal years 2006 - 2009 as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-month period ended January 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S.
Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the
United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of July 31, 2009, primarily attributable to certain net operating losses, reclassifications of long-term capital gain distributions on REITs, reclassifications of capital gain distributions investments in
Passive Foreign Investment Companies, foreign currency translation and return of capital, reclassifications of capital gains related to short sales which, for tax purposes, are not available to offset future income, were reclassified to the following accounts.

                                                                               Increase/(Decrease)            Increase/(Decrease)
                                                                                 Undistributed                    Accumulated
                                              Increase/(Decrease)                Net Investment                   Net Realized
                                                Paid-in Capital                      Income                           Gain
                                                     (000)                            (000)                           (000)
____________________________________________________________________________________________________________________________________

Old Mutual Analytic Fund                           $(29,297)                        $(3,220)                       $32,517
Old Mutual Copper Rock Emerging Growth Fund            (513)                            513                              -
Old Mutual International Equity Fund                      -                            (539)                           539
____________________________________________________________________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.

The tax character of dividends and distributions declared during the year or periods ended July 31, 2009 and 2008 were as follows:

                                                             Ordinary            Long Term             Return of
                                                              Income            Capital Gain            Capital            Total
                                                               (000)               (000)                 (000)             (000)
____________________________________________________________________________________________________________________________________

Old Mutual Analytic Fund (1)
   2008                                                      $57,467              $    -                    $-            $57,467
Old Mutual Copper Rock Emerging Growth Fund (1)
   2008                                                        3,203               2,116                     -              5,319
Old Mutual International Equity Fund
   2009                                                        1,772                   -                     -              1,772
   2008                                                          654                 245                     -                899
____________________________________________________________________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.

(1)  The Old Mutual Analytic Fund and Old Mutual Copper Rock Emerging Growth Fund did not declare dividends or distributions during the year ended July 31, 2009.

                                                                 47

NOTES TO FINANCIAL STATEMENTS - concluded
AS OF JANUARY 31, 2010 (UNAUDITED)

As of July 31, 2009, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                            Undistributed  Undistributed                    Post   Post October   Unrealized       Other
                               Ordinary      Long Term    Capital Loss    October   Currency     Appreciation/   Temporary
                                Income      Capital Gain  Carryforwards    Losses     Losses     Depreciation   Differences  Total
                                (000)          (000)          (000)        (000)      (000)         (000)          (000)     (000)
____________________________________________________________________________________________________________________________________

Old Mutual Analytic Fund         $  -            $-        $(81,880)     $(82,515)  $(8,357)        $8,371       $(2,122) $(166,503)
Old Mutual Copper Rock
   Emerging Growth Fund             -             -         (19,088)      (13,447)        -          6,034             -    (26,501)
Old Mutual International
   Equity Fund                    886             -         (24,422)      (27,960)        -          2,850             -    (48,646)
____________________________________________________________________________________________________________________________________

Amounts designated as "-" are either $0 or have been rounded to $0.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through July 31, 2009 that, in accordance with federal income tax regulations the Funds may elect to defer and treat as having arisen in the following fiscal year.
For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains for a period of up to eight years to the extent allowed by the Internal Revenue Code.

As of July 31, 2009, the following Funds had capital loss carry forwards available to offset future realized gains through the indicated expiration dates (000):

                                                                                                       2016       2017       Total
____________________________________________________________________________________________________________________________________

Old Mutual Analytic Fund                                                                             $50,153    $31,727     $81,880
Old Mutual Copper Rock Emerging Growth Fund                                                                -     19,088      19,088
Old Mutual International Equity Fund                                                                       8     24,414      24,422
____________________________________________________________________________________________________________________________________

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of investments, excluding securities sold short, futures contracts and written option contracts, held by each Fund at January 31, 2010 were as follows:

                                                                                                                        Net
                                                                                                                     Unrealized
                                                     Federal Tax           Unrealized             Unrealized        Appreciation/
                                                        Cost              Appreciation           Depreciation       Depreciation
                                                        (000)                (000)                  (000)              (000)
____________________________________________________________________________________________________________________________________

Old Mutual Analytic Fund                              $110,556              $18,289                 $(1,452)          $16,837
Old Mutual Copper Rock Emerging Growth Fund             62,479                7,739                  (1,415)            6,324
Old Mutual International Equity Fund                    47,516                5,334                  (1,810)            3,524
____________________________________________________________________________________________________________________________________

9. SUBSEQUENT EVENTS
____________________________________________________________________________________________________________________________________

In accordance with the provisions set forth in FASB Accounting Standards Codification 855-10 Subsequent Events, the Adviser has
evaluated the possibility of subsequent events existing in the Funds' financial statements and has determined that there are no other material events that would require disclosure in the Funds' financial statements.

                                                                 48

PROXY VOTING AND PORTFOLIO HOLDINGS (Unaudited)

Proxy Voting

A description of the guidelines that the Trust uses to determine how to vote proxies relating to portfolio securities is available
(i) without charge, upon request, by calling toll-free at 888.772.2888; (ii) on the Trust's website at oldmutualfunds.com; and (iii)
on the SEC's website at http://www.sec.gov.

Information about how the Funds voted proxies relating to portfolio securities for the 12-month period ended June 30, 2009 is available on the Trust's website at oldmutualfunds.com and on the SEC's website at http://www.sec.gov.

Portfolio Holdings

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form
N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, or may be reviewed and copied at the SEC's
Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330 toll-free.

                                                                 49

FUND EXPENSES EXAMPLE (Unaudited)

Six Month Hypothetical Expense Example - January 31, 2010

Example. As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. Transaction fees may include transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees. Fund-related fees may include ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended January 31, 2010.

Actual Expenses. The first line for each share class in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10.00 fee charged to IRA accounts, or the
$10.00 fee charged for wire redemptions. The Example also does not include portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each share class under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line for each share class in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5%
per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Annualized      Expenses                                                                      Annualized      Expenses
                                    Beginning     Ending        Expense         Paid                                              Beginning     Ending        Expense         Paid
                                     Account      Account       Ratios       During Six                                            Account      Account       Ratios       During Six
                                      Value        Value      for the Six       Month                                               Value        Value      for the Six       Month
                                     8/01/10      1/31/10     Month Period     Period*                                             8/01/10      1/31/10     Month Period     Period*
_________________________________________________________________________________________     _________________________________________________________________________________________

Old Mutual Analytic Fund - Class A                                                            Old Mutual Copper Rock Emerging Growth Fund - Class Z
_________________________________________________________________________________________     _________________________________________________________________________________________

   Actual Fund Return               $1,000.00    $1,005.80        1.81%         $9.15            Actual Fund Return               $1,000.00    $1,078.30         1.42%        $7.44
   Hypothetical 5% Return            1,000.00     1,025.05        1.81           9.24            Hypothetical 5% Return            1,000.00     1,025.07         1.42          7.25
_________________________________________________________________________________________     _________________________________________________________________________________________

Old Mutual Analytic Fund - Class C                                                            Old Mutual Copper Rock Emerging Growth Fund - Institutional Class
_________________________________________________________________________________________     _________________________________________________________________________________________

   Actual Fund Return                1,000.00     1,002.40        2.56          12.92            Actual Fund Return                1,000.00     1,078.90        1.22           6.39
   Hypothetical 5% Return            1,000.00     1,025.01        2.56          13.07            Hypothetical 5% Return            1,000.00     1,019.00        1.22           6.21
_________________________________________________________________________________________     _________________________________________________________________________________________

Old Mutual Analytic Fund - Class Z                                                            Old Mutual International Equity Fund - Class A
_________________________________________________________________________________________     _________________________________________________________________________________________

   Actual Fund Return                1,000.00     1,006.90        1.56           7.89            Actual Fund Return                1,000.00     1,056.20        1.52           7.88
   Hypothetical 5% Return            1,000.00     1,017.29        1.56           7.93            Hypothetical 5% Return            1,000.00     1,025.06        1.52           7.76
_________________________________________________________________________________________     _________________________________________________________________________________________

Old Mutual Analytic Fund - Institutional Class                                                Old Mutual International Equity Fund - Class Z
_________________________________________________________________________________________     _________________________________________________________________________________________

   Actual Fund Return                1,000.00     1,006.80        1.41           7.13            Actual Fund Return                1,000.00     1,056.80        1.27           6.58
   Hypothetical 5% Return            1,000.00     1,025.07        1.41           7.20            Hypothetical 5% Return            1,000.00     1,025.07        1.27           6.48
_________________________________________________________________________________________     _________________________________________________________________________________________

Old Mutual Copper Rock Emerging Growth Fund - Class A                                         Old Mutual International Equity Fund - Institutional Class
_________________________________________________________________________________________     _________________________________________________________________________________________

   Actual Fund Return                1,000.00     1,077.80        1.67           8.75            Actual Fund Return                1,000.00     1,059.00        1.02           5.29
   Hypothetical 5% Return            1,000.00     1,025.05        1.67           8.52            Hypothetical 5% Return            1,000.00     1,020.01        1.02           5.19
_________________________________________________________________________________________     _________________________________________________________________________________________

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                 50

FOR MORE INFORMATION

For investors who want more information about Old Mutual Funds I, please contact us at:

     | By Telephone:
     |
     | 888.772.2888
     |
     | By Mail:
     |
     | Old Mutual Funds I
     | P.O. Box 219534
     | Kansas City, Missouri 64121-9534
     |
     | Via the Internet:
     |
     | oldmutualfunds.com

This semi-annual report is intended for the information of Old Mutual
Funds I shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of Old
Mutual Funds I, by visiting oldmutualfunds.com or by calling
888.772.2888. Please read the prospectus carefully before investing.

                                                                                                                   [OLD MUTUAL LOGO]

Funds distributed by Old Mutual Investment Partners

R-10-015 03/2010

Item 2.	Code of Ethics.

Not applicable to semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	SCHEDULE I – INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS is included as part of the reports to shareholders filed under Item 1 of this report.

(b)
In accordance with Section 13(c) of the Investment Company Act of 1940, the Old Mutual International Equity Fund divested itself of the following securities since the filing of the registrant’s last report on Form N-CSR.

(1) Name of Issuer	(2) Exchange Ticker Symbol	(3) Security Identifier (Cusip/Sedol)	(4) Total number of shares divested	(5) Date securities were divested	(6) Amount Held on Filing Date
A P Moller – Maersk A/S, Cl B	MAERSKB	4253048	3 77	9/29/2009 10/08/2009	None
Credit Suisse Group	CSGN	7171589	6,758 11,371	11/25/2009 12/22/2009	None
Deutsche Lufthansa	LHAG	5287488	39,691 13,815	11/18/2009 11/25/2009	None
Deutsche Post	DPWG	4617859	2,624 44,917	11/25/2009 12/22/2009	None
Mitsui	8031	6597302	16,700 43,800	10/08/2009 11/25/2009	None
Telefonaktiebolaget LM Ericsson, Cl B	ERCB	5959378	60,570 25,524 32,165	10/19/2009 10/28/2009 12/22/2009	None

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to the board of trustees of Old Mutual Funds I (the “registrant”), where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

Item 11.	Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures of the registrant as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)
During the quarter ended January 31, 2010, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)	Not applicable to semiannual reports.

(a)(2)	Attached hereto as Exhibit EX-99.CERT.

(a)(3)	Not applicable.

(b)	Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS I

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	March 19, 2010

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	March 19, 2010